UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07763

iM GLOBAL PARTNER FUNDS

(Exact name of registrant as specified in charter)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

(Address of principal executive offices) (zip code)

(Name and address of agent for service)

John M. Coughlan

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Institutional:

APAMX

iMGP APA Enhanced Income Municipal Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 1.91% in the six-month period, beating out the 1.39% gain for the Bloomberg 1-15 Yr Municipal Bond Index.

  Municipal bonds finished the first half of 2026 in positive territory despite elevated issuance, geopolitical volatility, and shifting Federal Reserve expectations. Positive returns across major muni indices reflected the market's continued resilience throughout June.

  The Fund ended the period with a yield to worst of 4.8% and an effective duration of 4.0 years.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,956
7/31/2025	$9,991	$10,059	$9,935
8/31/2025	$10,097	$10,143	$10,016
9/30/2025	$10,326	$10,294	$10,216
10/31/2025	$10,429	$10,383	$10,319
11/30/2025	$10,467	$10,411	$10,346
12/31/2025	$10,498	$10,439	$10,366
1/31/2026	$10,575	$10,550	$10,452
2/28/2026	$10,696	$10,657	$10,573
3/31/2026	$10,490	$10,411	$10,353
4/30/2026	$10,591	$10,494	$10,456
5/31/2026	$10,635	$10,521	$10,499
6/30/2026	$10,699	$10,585	$10,569

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$18,090,335
# of Fund Holdings	75
Fund Turnover Rate	89%
Total Advisory Fees Paid	$0
Table Summary
Fund	1 Year	Since Inception 12/16/2024
Institutional	6.63%	4.48%
Bloomberg 1-15 Year Municipal Bond Index	5.49%	3.77%
Morningstar Muni National Intermediate Category	6.16%	3.67%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax.

Top 10 States

Table Summary
California	13.9%
Texas	10.8%
New Jersey	8.1%
New York	7.4%
Florida	7.4%
Colorado	5.1%
Ohio	4.6%
Massachusetts	4.4%
Georgia	4.0%
Oklahoma	3.9%

Credit Rating

Table Summary
Value	Value
AAA	9.5%
AA	42.5%
A	34.4%
BBB	10.2%
Not Rated	3.4%

Maturity

% Weighted
Less than 1 Year
1.4%
1 to 3 Years
0.9%
3 to 5 Years
2.6%
5 to 10 Years
18.6%
Greater than 10 Years
77.2%
Other assets less liabilities
-0.7%
0%
20%
40%
60%
80%

Table Summary
Value	Value
Other assets less liabilities	-0.7%
Greater than 10 Years	77.2%
5 to 10 Years	18.6%
3 to 5 Years	2.6%
1 to 3 Years	0.9%
Less than 1 Year	1.4%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

IDMIX

iMGP Dolan McEniry Core Plus Fund

(formerly, iMGP Dolan McEniry Corporate Bond Fund)

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Core Plus Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 0.80% in the six-month period, outperforming the 0.62% gain of the Bloomberg US Aggregate Bond Index.

  As of June, the Fund had a YTM of approximately 5.2%, higher than the Agg's 4.7%. Duration ended June at approximately 3.8, shorter than the Agg's duration of 5.9 years.

  The Fund’s outperformance was driven by the relative allocation and outperformance in the corporate investment grade and high yield sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index	Morningstar Corporate Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958	$9,872
11/30/2018	$9,950	$9,980	$9,966	$9,845
12/31/2018	$9,923	$10,164	$10,075	$9,957
1/31/2019	$10,156	$10,271	$10,236	$10,188
2/28/2019	$10,244	$10,266	$10,271	$10,221
3/31/2019	$10,418	$10,463	$10,433	$10,456
4/30/2019	$10,480	$10,465	$10,478	$10,519
5/31/2019	$10,539	$10,651	$10,588	$10,626
6/30/2019	$10,689	$10,785	$10,745	$10,855
7/31/2019	$10,738	$10,809	$10,767	$10,909
8/31/2019	$10,898	$11,089	$10,953	$11,169
9/30/2019	$10,901	$11,030	$10,927	$11,120
10/31/2019	$10,987	$11,063	$10,991	$11,184
11/30/2019	$10,989	$11,057	$10,992	$11,209
12/31/2019	$11,039	$11,049	$11,034	$11,254
1/31/2020	$11,176	$11,262	$11,193	$11,476
2/29/2020	$11,218	$11,465	$11,307	$11,569
3/31/2020	$10,426	$11,397	$10,775	$10,718
4/30/2020	$10,829	$11,600	$11,146	$11,252
5/31/2020	$11,056	$11,654	$11,332	$11,477
6/30/2020	$11,228	$11,727	$11,494	$11,706
7/31/2020	$11,441	$11,903	$11,653	$12,040
8/31/2020	$11,460	$11,806	$11,652	$11,951
9/30/2020	$11,434	$11,800	$11,636	$11,916
10/31/2020	$11,419	$11,747	$11,637	$11,898
11/30/2020	$11,573	$11,863	$11,761	$12,219
12/31/2020	$11,646	$11,879	$11,816	$12,298
1/31/2021	$11,628	$11,794	$11,776	$12,177
2/28/2021	$11,554	$11,623	$11,680	$11,997
3/31/2021	$11,482	$11,478	$11,571	$11,834
4/30/2021	$11,568	$11,569	$11,651	$11,957
5/31/2021	$11,591	$11,607	$11,713	$12,027
6/30/2021	$11,635	$11,688	$11,752	$12,206
7/31/2021	$11,690	$11,819	$11,841	$12,350
8/31/2021	$11,692	$11,797	$11,822	$12,323
9/30/2021	$11,641	$11,694	$11,760	$12,204
10/31/2021	$11,570	$11,691	$11,696	$12,208
11/30/2021	$11,510	$11,726	$11,683	$12,191
12/31/2021	$11,546	$11,696	$11,695	$12,205
1/31/2022	$11,312	$11,444	$11,484	$11,843
2/28/2022	$11,223	$11,316	$11,368	$11,620
3/31/2022	$11,022	$11,002	$11,102	$11,339
4/30/2022	$10,747	$10,584	$10,800	$10,767
5/31/2022	$10,820	$10,652	$10,894	$10,836
6/30/2022	$10,500	$10,485	$10,699	$10,514
7/31/2022	$10,849	$10,742	$10,934	$10,861
8/31/2022	$10,648	$10,438	$10,714	$10,554
9/30/2022	$10,328	$9,987	$10,370	$10,021
10/31/2022	$10,382	$9,858	$10,327	$9,945
11/30/2022	$10,614	$10,220	$10,639	$10,412
12/31/2022	$10,614	$10,174	$10,631	$10,355
1/31/2023	$10,840	$10,487	$10,882	$10,781
2/28/2023	$10,636	$10,216	$10,674	$10,461
3/31/2023	$10,776	$10,476	$10,894	$10,719
4/30/2023	$10,851	$10,539	$10,975	$10,794
5/31/2023	$10,808	$10,424	$10,893	$10,651
6/30/2023	$10,833	$10,387	$10,865	$10,688
7/31/2023	$10,905	$10,380	$10,923	$10,739
8/31/2023	$10,920	$10,314	$10,908	$10,665
9/30/2023	$10,765	$10,051	$10,765	$10,400
10/31/2023	$10,666	$9,893	$10,690	$10,212
11/30/2023	$11,096	$10,341	$11,066	$10,778
12/31/2023	$11,397	$10,737	$11,368	$11,209
1/31/2024	$11,416	$10,707	$11,390	$11,215
2/29/2024	$11,327	$10,556	$11,289	$11,067
3/31/2024	$11,448	$10,653	$11,390	$11,206
4/30/2024	$11,290	$10,384	$11,238	$10,946
5/31/2024	$11,412	$10,560	$11,393	$11,143
6/30/2024	$11,524	$10,660	$11,473	$11,222
7/31/2024	$11,682	$10,909	$11,700	$11,480
8/31/2024	$11,829	$11,066	$11,849	$11,654
9/30/2024	$11,968	$11,214	$11,999	$11,842
10/31/2024	$11,810	$10,936	$11,813	$11,581
11/30/2024	$11,927	$11,052	$11,911	$11,725
12/31/2024	$11,838	$10,871	$11,824	$11,536
1/31/2025	$11,906	$10,929	$11,898	$11,608
2/28/2025	$12,035	$11,169	$12,062	$11,829
3/31/2025	$12,030	$11,173	$12,098	$11,799
4/30/2025	$12,087	$11,217	$12,177	$11,799
5/31/2025	$12,157	$11,137	$12,192	$11,806
6/30/2025	$12,350	$11,308	$12,350	$12,022
7/31/2025	$12,347	$11,278	$12,362	$12,034
8/31/2025	$12,455	$11,413	$12,509	$12,160
9/30/2025	$12,538	$11,538	$12,595	$12,320
10/31/2025	$12,583	$11,610	$12,645	$12,366
11/30/2025	$12,667	$11,682	$12,732	$12,447
12/31/2025	$12,713	$11,665	$12,755	$12,417
1/31/2026	$12,721	$11,677	$12,782	$12,454
2/28/2026	$12,806	$11,868	$12,911	$12,601
3/31/2026	$12,636	$11,659	$12,733	$12,350
4/30/2026	$12,722	$11,672	$12,790	$12,424
5/31/2026	$12,782	$11,708	$12,831	$12,506
6/30/2026	$12,816	$11,737	$12,849	$12,528

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$523,700,523
# of Fund Holdings	60
Fund Turnover Rate	32%
Total Advisory Fees Paid	$942,810
Table Summary
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	3.77%	1.95%	3.25%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.09%
Bloomberg US Interm Credit Index	4.03%	1.80%	3.29%
Morningstar Corporate Bond Category	4.21%	0.52%	2.95%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less.

Sector Weighting

Table Summary
Consumer, Non-cyclical	21.1%
Industrial	17.3%
Technology	15.9%
Consumer, Cyclical	13.3%
Communications	12.1%
Financial	9.8%
Government	5.2%
Basic Materials	4.0%
Cash & Other Short-Term Investments	1.3%

Credit Rating

Table Summary
Value	Value
AAA	1.8%
A	5.7%
BBB	72.3%
BB	17.8%
B	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

Effective March 12, 2026, the name of the Fund changed to the iMGP Dolan McEniry Core Plus Fund.

The Fund’s investment objective and its principal investment strategies remained the same.

Maturity

% Weighted
Less than 1 Year
1.4%
1 to 3 Years
24.7%
3 to 5 Years
24.2%
5 to 10 Years
48.4%
Other assets less liabilities
1.3%
0%
20%
40%
60%

Table Summary
Value	Value
Other assets less liabilities	1.3%
5 to 10 Years	48.4%
3 to 5 Years	24.2%
1 to 3 Years	24.7%
Less than 1 Year	1.4%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MAHIX

iMGP Low Duration Income Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Low Duration Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 2.42% in the first half of the year. Performance was solid compared to the 0.82% return of Bloomberg US Aggregate 1-3 Year Index.

  All three sub-advisors posted solid returns. Both fixed income managers outpaced the Fund's index, while Neuberger Berman had very strong returns that were in-excess of CBOE Putwrite indexes they are benchmarked against.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Aggregate 1-3 Year Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,869	$9,921	$10,011	$9,941
11/30/2018	$9,901	$9,980	$10,040	$9,900
12/31/2018	$9,692	$10,164	$10,118	$9,833
1/31/2019	$9,960	$10,271	$10,158	$10,009
2/28/2019	$10,014	$10,266	$10,174	$10,075
3/31/2019	$10,092	$10,463	$10,241	$10,110
4/30/2019	$10,172	$10,465	$10,264	$10,188
5/31/2019	$10,125	$10,651	$10,336	$10,164
6/30/2019	$10,245	$10,785	$10,393	$10,266
7/31/2019	$10,296	$10,809	$10,390	$10,310
8/31/2019	$10,288	$11,089	$10,471	$10,283
9/30/2019	$10,355	$11,030	$10,467	$10,317
10/31/2019	$10,382	$11,063	$10,502	$10,346
11/30/2019	$10,416	$11,057	$10,502	$10,374
12/31/2019	$10,504	$11,049	$10,527	$10,494
1/31/2020	$10,562	$11,262	$10,586	$10,519
2/29/2020	$10,306	$11,465	$10,672	$10,450
3/31/2020	$9,055	$11,397	$10,715	$9,694
4/30/2020	$9,484	$11,600	$10,774	$9,884
5/31/2020	$9,774	$11,654	$10,794	$10,093
6/30/2020	$9,973	$11,727	$10,809	$10,223
7/31/2020	$10,204	$11,903	$10,825	$10,411
8/31/2020	$10,399	$11,806	$10,827	$10,483
9/30/2020	$10,418	$11,800	$10,826	$10,455
10/31/2020	$10,370	$11,747	$10,826	$10,472
11/30/2020	$10,910	$11,863	$10,837	$10,701
12/31/2020	$11,094	$11,879	$10,851	$10,839
1/31/2021	$11,147	$11,794	$10,855	$10,868
2/28/2021	$11,259	$11,623	$10,848	$10,890
3/31/2021	$11,330	$11,478	$10,843	$10,886
4/30/2021	$11,427	$11,569	$10,851	$10,958
5/31/2021	$11,488	$11,607	$10,864	$10,996
6/30/2021	$11,576	$11,688	$10,848	$11,035
7/31/2021	$11,619	$11,819	$10,867	$11,033
8/31/2021	$11,671	$11,797	$10,867	$11,064
9/30/2021	$11,682	$11,694	$10,858	$11,028
10/31/2021	$11,727	$11,691	$10,823	$11,018
11/30/2021	$11,700	$11,726	$10,813	$10,945
12/31/2021	$11,806	$11,696	$10,797	$11,004
1/31/2022	$11,634	$11,444	$10,720	$10,906
2/28/2022	$11,545	$11,316	$10,672	$10,800
3/31/2022	$11,519	$11,002	$10,527	$10,723
4/30/2022	$11,308	$10,584	$10,468	$10,574
5/31/2022	$11,207	$10,652	$10,533	$10,532
6/30/2022	$10,879	$10,485	$10,460	$10,268
7/31/2022	$11,173	$10,742	$10,515	$10,436
8/31/2022	$11,094	$10,438	$10,431	$10,370
9/30/2022	$10,734	$9,987	$10,303	$10,127
10/31/2022	$10,788	$9,858	$10,289	$10,141
11/30/2022	$10,997	$10,220	$10,375	$10,318
12/31/2022	$10,997	$10,174	$10,395	$10,302
1/31/2023	$11,342	$10,487	$10,480	$10,526
2/28/2023	$11,318	$10,216	$10,402	$10,439
3/31/2023	$11,349	$10,476	$10,552	$10,460
4/30/2023	$11,456	$10,539	$10,588	$10,505
5/31/2023	$11,484	$10,424	$10,557	$10,473
6/30/2023	$11,588	$10,387	$10,514	$10,556
7/31/2023	$11,726	$10,380	$10,559	$10,657
8/31/2023	$11,820	$10,314	$10,598	$10,643
9/30/2023	$11,765	$10,051	$10,592	$10,572
10/31/2023	$11,733	$9,893	$10,626	$10,516
11/30/2023	$12,038	$10,341	$10,749	$10,770
12/31/2023	$12,352	$10,737	$10,878	$11,004
1/31/2024	$12,427	$10,707	$10,922	$11,050
2/29/2024	$12,485	$10,556	$10,884	$11,084
3/31/2024	$12,631	$10,653	$10,928	$11,198
4/30/2024	$12,616	$10,384	$10,891	$11,147
5/31/2024	$12,776	$10,560	$10,970	$11,259
6/30/2024	$12,876	$10,660	$11,032	$11,300
7/31/2024	$13,022	$10,909	$11,162	$11,442
8/31/2024	$13,155	$11,066	$11,264	$11,537
9/30/2024	$13,302	$11,214	$11,358	$11,641
10/31/2024	$13,284	$10,936	$11,292	$11,586
11/30/2024	$13,441	$11,052	$11,331	$11,696
12/31/2024	$13,444	$10,871	$11,356	$11,658
1/31/2025	$13,555	$10,929	$11,407	$11,775
2/28/2025	$13,664	$11,169	$11,488	$11,853
3/31/2025	$13,616	$11,173	$11,541	$11,803
4/30/2025	$13,574	$11,217	$11,627	$11,760
5/31/2025	$13,690	$11,137	$11,613	$11,861
6/30/2025	$13,902	$11,308	$11,687	$12,001
7/31/2025	$13,930	$11,278	$11,686	$12,035
8/31/2025	$14,070	$11,413	$11,789	$12,143
9/30/2025	$14,198	$11,538	$11,828	$12,218
10/31/2025	$14,258	$11,610	$11,869	$12,246
11/30/2025	$14,381	$11,682	$11,924	$12,292
12/31/2025	$14,435	$11,665	$11,968	$12,319
1/31/2026	$14,505	$11,677	$11,995	$12,397
2/28/2026	$14,536	$11,868	$12,058	$12,389
3/31/2026	$14,427	$11,659	$12,006	$12,232
4/30/2026	$14,648	$11,672	$12,035	$12,392
5/31/2026	$14,724	$11,708	$12,055	$12,426
6/30/2026	$14,784	$11,737	$12,065	$12,425

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$254,711,753
# of Fund Holdings	866
Fund Turnover Rate	29%
Total Advisory Fees Paid	$827,770
Table Summary
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	6.34%	5.01%	5.17%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.09%
Bloomberg US Aggregate 1-3 Year Index	3.23%	2.15%	2.45%
Morningstar Nontraditional Bond Category	3.53%	2.40%	2.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Table Summary
Corporate Bonds	42.8%
Bank Loans	18.7%
Asset-Backed Securities	14.8%
Mortgage-Backed Securities	13.1%
Short-Term Investments	11.6%
Government Securities & Agency Issue	5.4%
Other	-6.4%

Credit Rating

Table Summary
Value	Value
AAA	6.0%
AA	5.0%
A	10.2%
BBB	25.4%
BB	24.3%
B	17.7%
Below B	1.5%
Not Rated	9.9%

Maturity

% Weighted
Less than 1 Year
6.5%
1 to 3 Years
14.8%
3 to 5 Years
18.5%
5 to 10 Years
23.6%
Greater than 10 Years
32.3%
Other assets less liabilities
4.3%
0%
20%
40%

Table Summary
Value	Value
Other assets less liabilities	4.3%
Greater than 10 Years	32.3%
5 to 10 Years	23.6%
3 to 5 Years	18.5%
1 to 3 Years	14.8%
Less than 1 Year	6.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

PFSVX

iMGP Small Company Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was up 15.55% compared to the 22.57% gain for the Russell 2000 Index.

  Relative performance was hurt the most by security selection in the technology sector.

  The Fund remains overweight to industrial stocks and underweight to health care stocks.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,793	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,509
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,696	$16,798
7/31/2025	$17,970	$15,969	$17,007
8/31/2025	$18,870	$17,110	$18,052
9/30/2025	$18,535	$17,642	$18,182
10/31/2025	$18,471	$17,961	$18,075
11/30/2025	$18,767	$18,134	$18,445
12/31/2025	$18,782	$18,029	$18,445
1/31/2026	$19,479	$18,993	$19,354
2/28/2026	$19,653	$19,146	$19,744
3/31/2026	$18,273	$18,188	$18,727
4/30/2026	$19,773	$20,409	$20,671
5/31/2026	$19,988	$21,301	$21,124
6/30/2026	$21,702	$22,097	$22,401

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$54,784,180
# of Fund Holdings	67
Fund Turnover Rate	18%
Total Advisory Fees Paid	$161,282
Table Summary
Fund	1 Year	5 Years	Since Inception 7/31/2020
Institutional	24.05%	7.97%	13.99%
Russell 2000 Index	40.78%	6.98%	14.35%
Morningstar US Small Blend Category	33.35%	7.71%	14.61%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of small-sized U.S. companies.

Top Ten Holdings

Table Summary
Perimeter Solutions, Inc.	4.2%
Onto Innovation, Inc.	2.9%
RBC Bearings, Inc.	2.7%
Landbridge Co. LLC, Class A	2.7%
Ingevity Corp.	2.5%
Valmont Industries, Inc.	2.4%
Novanta, Inc.	2.4%
Casella Waste Systems, Inc., Class A	2.4%
Hayward Holdings, Inc.	2.4%
Timken Co.	2.3%

Region Weighting

Table Summary
Value	Value
North America	98.4%
Cash & Other Short-Term Investments	1.6%

Sector Weighting

% Weighted
Industrials
31.7%
Information Technology
21.0%
Financials
13.8%
Materials
12.5%
Health Care
7.6%
Consumer Discretionary
6.8%
Real Estate
4.0%
Energy
1.0%
Cash & Other Short-Term Investments
1.6%
0%
20%
40%

Table Summary
Value	Value
Cash & Other Short-Term Investments	1.6%
Energy	1.0%
Real Estate	4.0%
Consumer Discretionary	6.8%
Health Care	7.6%
Materials	12.5%
Financials	13.8%
Information Technology	21.0%
Industrials	31.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCCE

Principal Listing Exchange: NYSE Arca

Polen Capital China Growth ETF

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital China Growth ETF	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF slightly underperformed over the trailing six months with a loss of 5.40% (NAV) compared to a loss of 5.05% for the MSCI China All Shares Index.

  The ETF had strong performance within materials and technology sectors.

  Relative returns were hampered by performance in the communication services and consumer discretionary sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,460	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499
7/31/2025	$13,242	$13,525	$13,019
8/31/2025	$13,955	$14,497	$14,151
9/30/2025	$14,747	$15,572	$15,149
10/31/2025	$14,067	$15,195	$14,757
11/30/2025	$13,696	$14,829	$14,341
12/31/2025	$13,645	$14,913	$14,430
1/31/2026	$14,245	$15,528	$15,229
2/28/2026	$13,511	$15,078	$15,123
3/31/2026	$12,460	$13,941	$13,992
4/30/2026	$13,251	$14,751	$15,212
5/31/2026	$13,377	$14,613	$15,423
6/30/2026	$12,908	$14,160	$15,352

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$1,548,391
# of Fund Holdings	38
Fund Turnover Rate	17%
Total Advisory Fees Paid	$8,006
Table Summary
Fund	1 Year	Since Inception 3/14/2024
ETF	(0.56%)	11.76%
MSCI China All Shares Index	9.54%	16.37%
Morningstar China Region Category	22.82%	20.54%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a portfolio of equity securities of Chinese companies.

Top Ten Holdings

Table Summary
Tencent Holdings Ltd.	9.6%
Shandong Sinocera Functional Material Co. Ltd., Class A	6.9%
Contemporary Amperex Technology Co. Ltd., Class A	6.7%
Hong Kong Exchanges & Clearing Ltd.	6.3%
Montage Technology Co. Ltd., Class H	5.7%
Alibaba Group Holding Ltd.	5.0%
AIA Group Ltd.	4.1%
NetEase, Inc.	3.5%
Ping An Insurance Group Co. of China Ltd., Class H	3.4%
Baidu, Inc., Class A	3.2%

Region Weighting

Table Summary
Value	Value
Asia	93.6%
North America	1.1%
Cash & Other Short-Term Investments	5.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Sector Weighting

% Weighted
Communication Services
18.0%
Financials
13.8%
Consumer Discretionary
12.6%
Industrials
12.0%
Information Technology
11.8%
Health Care
9.3%
Real Estate
7.0%
Materials
6.9%
Consumer Staples
3.3%
Cash & Other Short-Term Investments
5.3%
0%
20%

Table Summary
Value	Value
Cash & Other Short-Term Investments	5.3%
Consumer Staples	3.3%
Materials	6.9%
Real Estate	7.0%
Health Care	9.3%
Information Technology	11.8%
Industrials	12.0%
Consumer Discretionary	12.6%
Financials	13.8%
Communication Services	18.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCIG

Principal Listing Exchange: NYSE Arca

Polen Capital International Growth ETF

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital International Growth ETF	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF fell 4.35% (NAV) in the first half of 2026, trailing the MSCI ACWI ex. US Index return of 13.68%.

  Security selection in the technology and financials sectors had the largest negative impact on relative returns.

  The ETF remains heavily invested within the technology sector (44.2% weight).

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459
7/31/2025	$9,439	$11,924	$11,138
8/31/2025	$9,297	$12,337	$11,394
9/30/2025	$9,416	$12,782	$11,704
10/31/2025	$9,579	$13,040	$11,808
11/30/2025	$9,132	$13,037	$11,614
12/31/2025	$9,203	$13,428	$11,786
1/31/2026	$9,300	$14,231	$12,235
2/28/2026	$8,888	$14,945	$12,532
3/31/2026	$7,912	$13,333	$11,312
4/30/2026	$8,386	$14,620	$12,269
5/31/2026	$8,598	$15,356	$12,736
6/30/2026	$8,802	$15,265	$12,944

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$27,940,087
# of Fund Holdings	29
Fund Turnover Rate	41%
Total Advisory Fees Paid	$112,962
Table Summary
Fund	1 Year	Since Inception 3/14/2024
ETF	(10.90%)	(5.40%)
MSCI ACWI Ex USA Index	27.66%	20.25%
Morningstar Foreign Large Growth Category	12.96%	11.90%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies in both developed and emerging markets.

Top Ten Holdings

Table Summary
ASML Holding NV	8.1%
MercadoLibre, Inc.	6.0%
Tokyo Electron Ltd.	6.0%
Schneider Electric SE	5.8%
Spotify Technology SA	5.7%
Shopify, Inc., Class A	5.2%
Lonza Group AG	4.9%
ASM International NV	4.6%
Tencent Holdings Ltd.	4.2%
Disco Corp.	3.9%

Region Weighting

Table Summary
Value	Value
Europe	37.2%
Asia	30.1%
North America	22.4%
South America	8.1%
Cash & Other Short-Term Investments	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Sector Weighting

% Weighted
Information Technology
44.1%
Financials
14.6%
Industrials
12.5%
Communication Services
9.8%
Consumer Discretionary
8.6%
Health Care
8.2%
Cash & Other Short-Term Investments
2.2%
0%
20%
40%
60%

Table Summary
Value	Value
Cash & Other Short-Term Investments	2.2%
Health Care	8.2%
Consumer Discretionary	8.6%
Communication Services	9.8%
Industrials	12.5%
Financials	14.6%
Information Technology	44.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

BDVG

Principal Listing Exchange: NYSE Arca

iMGP Berkshire Dividend Growth ETF

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP Berkshire Dividend Growth ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF gained 12.16% at NAV in the first half of the year, outpacing the 10.33% return for the Russell 1000 Index.

  The ETF trailed the 16.26% return of a narrower large cap value index (Russell 1000 Value) over the last six months.

  Relative to its primary benchmark, the strategy benefited from security selection within technology, financials, and materials sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,647	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967
7/31/2025	$12,580	$14,821	$13,060	$13,041
8/31/2025	$12,971	$15,133	$13,526	$13,457
9/30/2025	$13,165	$15,658	$13,716	$13,658
10/31/2025	$13,149	$15,995	$13,692	$13,718
11/30/2025	$13,282	$16,034	$14,030	$14,082
12/31/2025	$13,292	$16,035	$14,150	$14,178
1/31/2026	$13,674	$16,256	$14,680	$14,825
2/28/2026	$14,287	$16,169	$15,059	$15,209
3/31/2026	$13,630	$15,365	$14,363	$14,476
4/30/2026	$14,208	$16,918	$15,257	$15,656
5/31/2026	$14,957	$17,781	$15,552	$16,117
6/30/2026	$14,914	$17,690	$15,745	$16,479

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$13,536,176
# of Fund Holdings	40
Fund Turnover Rate	14%
Total Advisory Fees Paid	$25,388
Table Summary
Fund	1 Year	Since Inception 6/29/2023
ETF	20.45%	14.19%
Russell 1000 Index	22.01%	20.92%
Morningstar US Large Value Category	21.13%	16.32%
Russell 1000 Value Index	27.09%	18.09%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in common stocks of large-capitalization U.S. companies that pay dividends annually.

Top Ten Holdings

Table Summary
Dell Technologies, Inc., Class C	5.4%
Cisco Systems, Inc.	4.7%
Nucor Corp.	4.4%
JPMorgan Chase & Co.	4.3%
AbbVie, Inc.	4.1%
Apple, Inc.	4.0%
Chevron Corp.	3.6%
Bank of America Corp.	3.4%
Norfolk Southern Corp.	3.0%
QUALCOMM, Inc.	2.8%

Region Weighting

Table Summary
Value	Value
North America	91.4%
Europe	3.9%
Cash & Other Short-Term Investments	4.7%

Sector Weighting

% Weighted
Information Technology
21.8%
Financials
16.9%
Industrials
16.6%
Consumer Staples
9.3%
Health Care
9.2%
Energy
8.1%
Consumer Discretionary
5.2%
Materials
4.4%
Utilities
2.6%
Real Estate
1.2%
Cash & Other Short-Term Investments
4.7%
0%
20%
40%

Table Summary
Value	Value
Cash & Other Short-Term Investments	4.7%
Real Estate	1.2%
Utilities	2.6%
Materials	4.4%
Consumer Discretionary	5.2%
Energy	8.1%
Health Care	9.2%
Consumer Staples	9.3%
Industrials	16.6%
Financials	16.9%
Information Technology	21.8%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

DBMF

Principal Listing Exchange: NYSE Arca

iMGP DBi Managed Futures Strategy ETF

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iMGP DBi Managed Futures Strategy ETF	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF was up 10.11% (NAV) for the first half of the year--outperforming the 9.40% return of the SG CTA Index.

  Performance in the first quarter was driven primarily by strength in commodities and equities, while currencies and rates detracted.

  Second quarter performance was driven primarily by strength in equities and currencies, while commodities detracted and rates were largely flat.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,238	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,788
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,448
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,205
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,326
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,232
6/30/2025	$14,890	$10,775	$11,456	$12,350
7/31/2025	$14,799	$10,746	$11,441	$12,372
8/31/2025	$15,018	$10,875	$11,693	$12,521
9/30/2025	$15,849	$10,993	$12,123	$13,007
10/31/2025	$16,454	$11,062	$12,263	$13,163
11/30/2025	$16,807	$11,131	$12,370	$13,194
12/31/2025	$16,977	$11,114	$12,592	$13,353
1/31/2026	$17,597	$11,126	$13,114	$13,983
2/28/2026	$18,996	$11,308	$13,634	$14,464
3/31/2026	$18,285	$11,109	$13,384	$14,346
4/30/2026	$18,557	$11,122	$13,832	$14,717
5/31/2026	$18,810	$11,156	$13,852	$14,758
6/30/2026	$18,694	$11,183	$13,568	$14,616

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	25.54%	8.38%	9.15%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.58%
Morningstar Systematic Trend Category	18.44%	4.14%	4.36%
SG CTA Index	18.35%	5.29%	5.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Table Summary
Total Net Assets	$3,887,474,179
# of Fund Holdings	18
Fund Turnover Rate	0%
Total Advisory Fees Paid	$13,475,859

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Class Exposure

Table Summary
Value	Value
Fixed Income	-149.5%
Currencies	-73.5%
Commodities	0.0%
Emerging Market Equities	8.4%
US Equities	19.4%
International Developed Equities	19.8%

Fund Holdings

Table Summary
US 2YR NOTE (CBT) SEP26	(98.8%)
JPN YEN CURR FUT SEP26	(60.6%)
US 10YR NOTE (CBT)SEP26	(41.5%)
EURO FX CURR FUT SEP26	(12.9%)
US LONG BOND(CBT) SEP26	(9.2%)
GOLD 100 OZ FUTR AUG26	(6.0%)
WTI CRUDE FUTURE SEP26	6.0%
MSCI EMGMKT SEP26	8.4%
S+P500 EMINI FUT SEP26	19.4%
MSCI EAFE SEP26	19.8%
TREASURY BILL	77.3%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSEFX

iMGP Global Select Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was flat (0.17%) compared to the 9.69% gain for the MSCI World Index.

  An overweight to health care stocks detracted from relative returns in the first half of 2026.

  Security selection within the technology sector was a leading detractor due to broad underperformance by software stocks.

  Consumer discretionary stocks in the Fund outperformed and added value in the first half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,436	$10,422	$10,403	$10,431
8/31/2016	$10,602	$10,431	$10,408	$10,466
9/30/2016	$10,651	$10,487	$10,475	$10,530
10/31/2016	$10,479	$10,284	$10,221	$10,351
11/30/2016	$11,057	$10,431	$10,304	$10,430
12/31/2016	$11,061	$10,681	$10,477	$10,655
1/31/2017	$11,437	$10,939	$10,764	$10,947
2/28/2017	$11,606	$11,242	$11,030	$11,254
3/31/2017	$11,574	$11,362	$11,166	$11,392
4/30/2017	$11,704	$11,530	$11,357	$11,569
5/31/2017	$11,762	$11,774	$11,604	$11,825
6/30/2017	$11,931	$11,820	$11,659	$11,878
7/31/2017	$12,295	$12,102	$11,926	$12,210
8/31/2017	$12,282	$12,119	$11,954	$12,257
9/30/2017	$12,672	$12,391	$12,179	$12,494
10/31/2017	$12,965	$12,626	$12,398	$12,753
11/30/2017	$13,179	$12,899	$12,632	$13,000
12/31/2017	$13,400	$13,074	$12,811	$13,210
1/31/2018	$14,312	$13,764	$13,434	$13,955
2/28/2018	$13,856	$13,194	$12,843	$13,369
3/31/2018	$13,568	$12,906	$12,670	$13,083
4/30/2018	$13,583	$13,055	$12,743	$13,208
5/31/2018	$13,772	$13,136	$12,803	$13,224
6/30/2018	$13,765	$13,130	$12,739	$13,153
7/31/2018	$14,165	$13,540	$13,111	$13,549
8/31/2018	$14,445	$13,708	$13,170	$13,656
9/30/2018	$14,354	$13,784	$13,189	$13,715
10/31/2018	$12,979	$12,772	$12,213	$12,687
11/30/2018	$13,281	$12,917	$12,417	$12,873
12/31/2018	$12,072	$11,935	$11,519	$11,966
1/31/2019	$13,430	$12,863	$12,411	$12,911
2/28/2019	$13,735	$13,250	$12,747	$13,256
3/31/2019	$13,767	$13,424	$12,892	$13,423
4/30/2019	$14,547	$13,900	$13,306	$13,876
5/31/2019	$13,486	$13,098	$12,550	$13,053
6/30/2019	$14,378	$13,961	$13,337	$13,908
7/31/2019	$14,451	$14,030	$13,344	$13,949
8/31/2019	$13,840	$13,743	$13,117	$13,618
9/30/2019	$13,984	$14,036	$13,371	$13,904
10/31/2019	$14,282	$14,393	$13,665	$14,285
11/30/2019	$14,941	$14,794	$13,983	$14,634
12/31/2019	$15,397	$15,237	$14,433	$15,149
1/31/2020	$15,204	$15,144	$14,232	$14,982
2/29/2020	$14,055	$13,864	$13,164	$13,771
3/31/2020	$11,607	$12,029	$11,328	$11,912
4/30/2020	$13,178	$13,344	$12,454	$13,188
5/31/2020	$13,958	$13,988	$13,016	$13,762
6/30/2020	$14,239	$14,358	$13,339	$14,202
7/31/2020	$14,871	$15,045	$14,002	$14,953
8/31/2020	$15,818	$16,050	$14,752	$15,868
9/30/2020	$15,310	$15,497	$14,367	$15,356
10/31/2020	$15,511	$15,021	$14,003	$14,983
11/30/2020	$17,503	$16,942	$15,660	$16,830
12/31/2020	$18,402	$17,660	$16,394	$17,611
1/31/2021	$18,304	$17,485	$16,303	$17,531
2/28/2021	$19,509	$17,933	$16,722	$17,937
3/31/2021	$19,994	$18,529	$17,251	$18,416
4/30/2021	$21,328	$19,392	$17,941	$19,222
5/31/2021	$21,387	$19,671	$18,261	$19,521
6/30/2021	$21,456	$19,964	$18,379	$19,778
7/31/2021	$21,545	$20,322	$18,520	$19,914
8/31/2021	$21,941	$20,828	$18,891	$20,413
9/30/2021	$21,308	$19,963	$18,067	$19,569
10/31/2021	$22,247	$21,094	$18,976	$20,568
11/30/2021	$20,962	$20,631	$18,458	$20,073
12/31/2021	$21,669	$21,513	$19,174	$20,876
1/31/2022	$20,332	$20,375	$18,188	$19,851
2/28/2022	$19,871	$19,860	$17,722	$19,338
3/31/2022	$19,536	$20,405	$17,999	$19,757
4/30/2022	$17,485	$18,710	$16,725	$18,175
5/31/2022	$17,462	$18,724	$16,843	$18,197
6/30/2022	$15,790	$17,102	$15,495	$16,663
7/31/2022	$17,024	$18,460	$16,535	$17,826
8/31/2022	$16,217	$17,688	$15,868	$17,170
9/30/2022	$14,315	$16,044	$14,427	$15,526
10/31/2022	$15,122	$17,196	$15,348	$16,463
11/30/2022	$16,517	$18,391	$16,612	$17,740
12/31/2022	$16,138	$17,610	$15,943	$17,042
1/31/2023	$17,361	$18,856	$17,043	$18,264
2/28/2023	$16,817	$18,403	$16,533	$17,740
3/31/2023	$17,285	$18,972	$16,955	$18,287
4/30/2023	$17,693	$19,304	$17,192	$18,550
5/31/2023	$17,089	$19,112	$16,855	$18,352
6/30/2023	$18,070	$20,267	$17,776	$19,417
7/31/2023	$18,629	$20,948	$18,293	$20,128
8/31/2023	$17,874	$20,448	$17,751	$19,565
9/30/2023	$17,044	$19,566	$16,996	$18,756
10/31/2023	$16,516	$18,998	$16,477	$18,192
11/30/2023	$18,040	$20,779	$17,874	$19,872
12/31/2023	$18,924	$21,799	$18,782	$20,826
1/31/2024	$18,688	$22,061	$18,754	$20,948
2/29/2024	$19,191	$22,996	$19,481	$21,847
3/31/2024	$19,505	$23,735	$20,092	$22,533
4/30/2024	$18,625	$22,854	$19,379	$21,790
5/31/2024	$18,861	$23,874	$20,195	$22,675
6/30/2024	$18,703	$24,360	$20,326	$23,180
7/31/2024	$19,662	$24,789	$20,787	$23,553
8/31/2024	$20,087	$25,444	$21,284	$24,152
9/30/2024	$20,322	$25,910	$21,667	$24,713
10/31/2024	$19,521	$25,396	$21,111	$24,158
11/30/2024	$20,527	$26,562	$21,826	$25,061
12/31/2024	$19,554	$25,870	$21,113	$24,468
1/31/2025	$20,295	$26,782	$21,850	$25,289
2/28/2025	$20,076	$26,590	$21,771	$25,137
3/31/2025	$19,436	$25,406	$21,037	$24,144
4/30/2025	$19,132	$25,632	$21,179	$24,369
5/31/2025	$19,908	$27,149	$22,329	$25,770
6/30/2025	$20,194	$28,320	$23,223	$26,927
7/31/2025	$20,026	$28,685	$23,315	$27,292
8/31/2025	$20,380	$29,433	$23,871	$27,966
9/30/2025	$20,649	$30,379	$24,550	$28,980
10/31/2025	$20,616	$30,988	$24,841	$29,628
11/30/2025	$20,447	$31,075	$24,933	$29,625
12/31/2025	$20,561	$31,327	$25,142	$29,934
1/31/2026	$20,457	$32,028	$25,865	$30,821
2/28/2026	$21,015	$32,262	$26,300	$31,217
3/31/2026	$19,201	$30,207	$24,579	$28,975
4/30/2026	$20,666	$33,105	$26,639	$31,923
5/31/2026	$21,154	$34,612	$27,602	$33,570
6/30/2026	$20,596	$34,363	$27,433	$33,301

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$77,608,319
# of Fund Holdings	30
Fund Turnover Rate	51%
Total Advisory Fees Paid	$214,694
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional	1.99%	(0.82%)	7.49%
MSCI World Index	21.34%	11.47%	13.14%
Morningstar Global Large-Stock Blend Category	18.13%	8.34%	10.62%
MSCI All Country World Index	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of U.S. and non-U.S. companies.

Top Ten Holdings

Table Summary
Samsung Electronics Co. Ltd., Class (Preference Shares)	7.5%
Microsoft Corp.	5.8%
Aon PLC, Class A	5.1%
Amazon.com, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Visa, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.0%
Eli Lilly & Co.	4.0%
Agilent Technologies, Inc.	3.6%
UnitedHealth Group, Inc.	3.5%

Region Weighting

Table Summary
Value	Value
North America	72.5%
Asia	14.2%
Europe	4.9%
South America	3.1%
Cash & Other Short-Term Investments	5.3%

Sector Weighting

% Weighted
Information Technology
27.6%
Financials
15.4%
Health Care
15.3%
Industrials
10.4%
Communication Services
8.8%
Consumer Discretionary
8.0%
Materials
2.8%
Consumer Staples
2.8%
Energy
2.5%
Real Estate
1.1%
Cash & Other Short-Term Investments
5.3%
0%
20%
40%

Table Summary
Value	Value
Cash & Other Short-Term Investments	5.3%
Real Estate	1.1%
Energy	2.5%
Consumer Staples	2.8%
Materials	2.8%
Consumer Discretionary	8.0%
Communication Services	8.8%
Industrials	10.4%
Health Care	15.3%
Financials	15.4%
Information Technology	27.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSILX

iMGP International Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  Over the trailing six months, the Fund was up 7.66% compared to the 9.44% gain for the MSCI EAFE Index.

  The Fund's overweight to the technology sector was a main driver of first half returns. Other sector allocations had minimal impact on relative returns.

  Security selection within the financials sector was the main detractor over the trailing six months.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,463	$10,507	$10,426
8/31/2016	$10,532	$10,514	$10,479
9/30/2016	$10,760	$10,643	$10,618
10/31/2016	$10,552	$10,426	$10,384
11/30/2016	$10,352	$10,218	$10,157
12/31/2016	$10,626	$10,567	$10,376
1/31/2017	$10,949	$10,874	$10,728
2/28/2017	$11,151	$11,030	$10,857
3/31/2017	$11,496	$11,333	$11,181
4/30/2017	$11,877	$11,622	$11,483
5/31/2017	$12,316	$12,048	$11,873
6/30/2017	$12,201	$12,027	$11,882
7/31/2017	$12,690	$12,374	$12,238
8/31/2017	$12,453	$12,369	$12,267
9/30/2017	$12,791	$12,677	$12,519
10/31/2017	$12,741	$12,869	$12,722
11/30/2017	$12,726	$13,004	$12,813
12/31/2017	$13,135	$13,213	$13,013
1/31/2018	$13,905	$13,876	$13,658
2/28/2018	$13,157	$13,249	$13,009
3/31/2018	$12,987	$13,011	$12,903
4/30/2018	$13,172	$13,308	$13,062
5/31/2018	$13,068	$13,009	$12,849
6/30/2018	$12,935	$12,850	$12,629
7/31/2018	$13,090	$13,166	$12,920
8/31/2018	$12,646	$12,912	$12,668
9/30/2018	$12,550	$13,024	$12,729
10/31/2018	$11,438	$11,987	$11,683
11/30/2018	$11,349	$11,972	$11,713
12/31/2018	$10,402	$11,391	$11,115
1/31/2019	$11,410	$12,139	$11,907
2/28/2019	$11,887	$12,449	$12,168
3/31/2019	$12,029	$12,527	$12,254
4/30/2019	$12,686	$12,880	$12,591
5/31/2019	$11,544	$12,261	$11,936
6/30/2019	$12,283	$12,988	$12,618
7/31/2019	$12,216	$12,824	$12,399
8/31/2019	$11,925	$12,491	$12,138
9/30/2019	$12,260	$12,849	$12,457
10/31/2019	$12,753	$13,311	$12,872
11/30/2019	$12,977	$13,461	$13,035
12/31/2019	$13,570	$13,899	$13,500
1/31/2020	$12,671	$13,608	$13,147
2/29/2020	$11,540	$12,378	$12,153
3/31/2020	$9,103	$10,726	$10,338
4/30/2020	$9,849	$11,419	$11,075
5/31/2020	$10,195	$11,916	$11,595
6/30/2020	$10,472	$12,322	$12,013
7/31/2020	$10,933	$12,609	$12,398
8/31/2020	$11,633	$13,257	$12,973
9/30/2020	$11,225	$12,913	$12,709
10/31/2020	$10,933	$12,397	$12,297
11/30/2020	$13,355	$14,319	$13,979
12/31/2020	$14,252	$14,985	$14,702
1/31/2021	$13,827	$14,825	$14,577
2/28/2021	$14,716	$15,158	$14,906
3/31/2021	$15,046	$15,506	$15,254
4/30/2021	$15,495	$15,973	$15,692
5/31/2021	$16,029	$16,494	$16,214
6/30/2021	$15,487	$16,308	$16,037
7/31/2021	$15,392	$16,431	$16,039
8/31/2021	$15,652	$16,721	$16,308
9/30/2021	$15,400	$16,235	$15,733
10/31/2021	$16,171	$16,635	$16,167
11/30/2021	$14,936	$15,860	$15,452
12/31/2021	$15,927	$16,673	$16,141
1/31/2022	$15,249	$15,867	$15,539
2/28/2022	$14,555	$15,586	$15,058
3/31/2022	$14,220	$15,687	$15,005
4/30/2022	$13,264	$14,672	$14,076
5/31/2022	$13,599	$14,782	$14,274
6/30/2022	$12,349	$13,410	$13,030
7/31/2022	$12,929	$14,078	$13,610
8/31/2022	$12,080	$13,410	$12,919
9/30/2022	$10,691	$12,155	$11,715
10/31/2022	$11,484	$12,809	$12,279
11/30/2022	$12,815	$14,252	$13,818
12/31/2022	$12,490	$14,263	$13,588
1/31/2023	$13,849	$15,418	$14,715
2/28/2023	$13,602	$15,096	$14,278
3/31/2023	$14,039	$15,471	$14,647
4/30/2023	$14,237	$15,907	$14,979
5/31/2023	$13,701	$15,234	$14,436
6/30/2023	$14,467	$15,927	$15,072
7/31/2023	$14,748	$16,443	$15,513
8/31/2023	$14,179	$15,813	$14,925
9/30/2023	$13,520	$15,273	$14,396
10/31/2023	$12,515	$14,654	$13,898
11/30/2023	$13,973	$16,014	$15,048
12/31/2023	$14,663	$16,864	$15,804
1/31/2024	$14,497	$16,961	$15,687
2/29/2024	$15,129	$17,272	$16,119
3/31/2024	$15,645	$17,840	$16,635
4/30/2024	$14,888	$17,383	$16,207
5/31/2024	$15,396	$18,057	$16,934
6/30/2024	$15,154	$17,765	$16,660
7/31/2024	$15,379	$18,286	$17,141
8/31/2024	$15,812	$18,881	$17,651
9/30/2024	$15,753	$19,055	$17,873
10/31/2024	$14,863	$18,019	$17,016
11/30/2024	$14,855	$17,917	$17,011
12/31/2024	$14,579	$17,509	$16,560
1/31/2025	$15,565	$18,429	$17,275
2/28/2025	$15,876	$18,787	$17,663
3/31/2025	$15,186	$18,711	$17,634
4/30/2025	$15,859	$19,568	$18,242
5/31/2025	$16,870	$20,463	$19,114
6/30/2025	$17,569	$20,914	$19,675
7/31/2025	$17,359	$20,621	$19,337
8/31/2025	$17,712	$21,500	$20,065
9/30/2025	$18,201	$21,911	$20,628
10/31/2025	$18,428	$22,169	$20,828
11/30/2025	$18,529	$22,307	$20,984
12/31/2025	$18,984	$22,976	$21,528
1/31/2026	$19,823	$24,175	$22,608
2/28/2026	$19,900	$25,293	$23,662
3/31/2026	$18,103	$22,691	$21,588
4/30/2026	$19,592	$24,381	$23,042
5/31/2026	$20,704	$25,129	$23,775
6/30/2026	$20,439	$25,146	$23,834

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$96,538,749
# of Fund Holdings	66
Fund Turnover Rate	52%
Total Advisory Fees Paid	$538,580
Table Summary
Fund	1 Year	5 Years	10 Years
Institutional	16.33%	5.71%	7.41%
MSCI EAFE Index	20.23%	9.05%	9.66%
Morningstar Foreign Large Blend Category	21.13%	8.25%	9.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in the securities of companies organized or located outside of the United States, including large-, mid-, and small-capitalization companies.

Top Ten Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
ASML Holding NV	3.1%
Tokyo Electron Ltd.	2.9%
AstraZeneca PLC	2.5%
Societe Generale SA	2.5%
Cie de Saint-Gobain SA	2.4%
Banca Monte dei Paschi di Siena SpA	2.4%
SAP SE	2.3%
STMicroelectronics NV	2.3%
MercadoLibre, Inc.	2.2%

Region Weighting

Table Summary
Value	Value
Europe	55.8%
Asia	27.4%
North America	9.3%
South America	2.2%
Africa	1.5%
Oceania	0.2%
Cash & Other Short-Term Investments	3.6%

Sector Weighting

% Weighted
Information Technology
22.3%
Financials
19.3%
Industrials
11.8%
Consumer Discretionary
11.1%
Health Care
10.4%
Consumer Staples
8.4%
Materials
6.3%
Communication Services
4.8%
Utilities
2.0%
Cash & Other Short-Term Investments
3.6%
0%
20%
40%

Table Summary
Value	Value
Cash & Other Short-Term Investments	3.6%
Utilities	2.0%
Communication Services	4.8%
Materials	6.3%
Consumer Staples	8.4%
Health Care	10.4%
Consumer Discretionary	11.1%
Industrials	11.8%
Financials	19.3%
Information Technology	22.3%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCGG

Principal Listing Exchange: NYSE Arca

Polen Capital Global Growth ETF

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.imgp.com/us/resources/tailored-shareholder-reports/. You can also request this information by contacting us at team@imgp.com.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Capital Global Growth ETF	$40	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF fell 8.46% (NAV) over the trailing six months. This trailed the 11.25% return for its MSCI ACWI Index over the same period.

  Security selection within the technology sector was the main detractor as the market rewarded a narrow set of perceived AI infrastructure beneficiaries.

  The Portfolio did not own enough of what the market most aggressively rewarded and owned too much of what the market continued to ignore or penalize, including Software, Healthcare, and Financials businesses.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

Table Summary
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520
7/31/2025	$12,145	$13,987	$13,572
8/31/2025	$12,210	$14,332	$13,773
9/30/2025	$12,307	$14,852	$14,193
10/31/2025	$12,458	$15,184	$14,412
11/30/2025	$12,054	$15,182	$14,168
12/31/2025	$11,955	$15,341	$14,213
1/31/2026	$11,529	$15,796	$14,369
2/28/2026	$10,869	$15,999	$14,285
3/31/2026	$10,029	$14,850	$13,249
4/30/2026	$10,912	$16,360	$14,575
5/31/2026	$11,247	$17,205	$15,185
6/30/2026	$10,945	$17,067	$15,295

Average Annual Total Returns (%)

Key Fund Statistics

Table Summary
Total Net Assets	$5,745,937
# of Fund Holdings	34
Fund Turnover Rate	34%
Total Advisory Fees Paid	$327,950
Table Summary
Fund	1 Year	Since Inception 8/29/2023
ETF	(8.64%)	3.23%
MSCI All Country World Index	23.67%	20.74%
Morningstar Global Large-Stock Growth	13.13%	16.16%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgp.com/us for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies that are located anywhere in the world, including companies in both developed and emerging markets.

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.4%
Alphabet, Inc., Class C	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5%
Eli Lilly & Co.	5.0%
Visa, Inc., Class A	4.8%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
MasterCard, Inc., Class A	4.4%
Amazon.com, Inc.	4.0%
Tencent Holdings Ltd.	3.3%

Region Weighting

Table Summary
Value	Value
North America	69.7%
Asia	12.6%
Europe	11.9%
South America	2.3%
Cash & Other Short-Term Investments	3.5%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus, which is available at imgp.com/us/ or upon request at team@imgp.com.

At the recommendation of the iM Global Partner, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Fund. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026.

Sector Weighting

% Weighted
Information Technology
35.1%
Financials
16.3%
Communication Services
14.0%
Industrials
12.0%
Consumer Discretionary
8.9%
Health Care
6.9%
Consumer Staples
2.1%
Real Estate
1.2%
Cash & Other Short-Term Investments
3.5%
0%
20%
40%

Table Summary
Value	Value
Cash & Other Short-Term Investments	3.5%
Real Estate	1.2%
Consumer Staples	2.1%
Health Care	6.9%
Consumer Discretionary	8.9%
Industrials	12.0%
Communication Services	14.0%
Financials	16.3%
Information Technology	35.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://www.imgp.com/us/resources/tailored-shareholder-reports/.

Email: team@imgp.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committees of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) The complete Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached hereto.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Certain Form N-CSR Information

iMGP Global Select Fund

iMGP International Fund

iMGP Small Company Fund

iMGP Low Duration Income Fund

iMGP Dolan McEniry Core Plus Fund (formerly, iMGP Dolan McEniry Corporate Bond Fund)

iMGP APA Enhanced Income Municipal Fund

iMGP DBi Managed Futures Strategy ETF

iMGP Berkshire Dividend Growth ETF

June 30, 2026

ii	iM Global Partner Funds

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 87.2%

Brazil: 3.1%
1,430	MercadoLibre, Inc.*	$2,427,267

Canada: 11.3%
53,380	Brookfield Corp.	2,273,454
20,270	Canadian National Railway Co.	2,416,995
10,455	Franco-Nevada Corp.	2,179,240
16,765	Shopify, Inc. - Class A*	1,914,228

		8,783,917

China: 2.0%
28,672	Tencent Holdings Ltd.	1,571,339

Germany: 2.1%
8,728	Siemens Energy AG	1,652,085

Netherlands: 2.8%
25,400	Heineken NV	2,130,806

Taiwan: 4.7%
7,679	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,667,260

United States: 61.2%
7,750	Adobe, Inc.*	1,588,905
20,895	Agilent Technologies, Inc.	2,775,483
8,737	Alphabet, Inc. - Class A	3,122,342
15,998	Amazon.com, Inc.*	3,812,963
11,883	Aon PLC - Class A	3,941,472
6,621	Broadcom, Inc.	2,501,083
35,750	Centene Corp.*	2,294,792
30,829	CoStar Group, Inc.*	873,077
2,566	Eli Lilly & Co.	3,077,737
1,301	GE Vernova, Inc.	1,528,493
1,983	IDEXX Laboratories, Inc.*	1,043,930
14,325	Marsh & McLennan Cos., Inc.	2,387,548
3,840	Meta Platforms, Inc. - Class A	2,163,034
11,998	Microsoft Corp.	4,475,494
39,750	Occidental Petroleum Corp.	1,930,657
14,793	ServiceNow, Inc.*	1,468,649
8,935	Union Pacific Corp.	2,430,320
6,520	UnitedHealth Group, Inc.	2,709,908
9,820	Visa, Inc. - Class A	3,369,144

		47,495,031

TOTAL COMMON STOCKS (Cost $62,589,767)		67,727,705

PREFERRED STOCKS: 7.5%

South Korea: 7.5%
42,365	Samsung Electronics Co. Ltd. - (Preference Shares)	5,797,057

TOTAL PREFERRED STOCKS (Cost $1,638,824)		5,797,057

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.1%

REPURCHASE AGREEMENTS: 2.1%
$1,636,373	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $1,917,300, U.S. Treasury Bonds, 4.000%, due 11/15/2052, value $1,669,609] (proceeds $1,636,421)	$1,636,373

TOTAL REPURCHASE AGREEMENTS (Cost $1,636,373)		1,636,373

TOTAL SHORT-TERM INVESTMENTS (Cost $1,636,373)		1,636,373

TOTAL INVESTMENTS (Cost: $65,864,964): 96.8%		75,161,135

Other Assets in Excess of Liabilities: 3.2%		2,447,184

NET ASSETS: 100.0%		$77,608,319

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	9.7%
Interactive Media & Services	8.8%
Insurance	8.2%
Broadline Retail	8.0%
Semiconductors & Semiconductor Equipment	7.9%
Technology Hardware, Storage & Peripherals	7.5%
Health Care Providers & Services	6.5%
Ground Transportation	6.2%
Financial Services	4.3%
Electrical Equipment	4.1%
Pharmaceuticals	4.0%
Life Sciences Tools & Services	3.6%
Capital Markets	2.9%
Metals & Mining	2.8%
Beverages	2.8%
Oil, Gas & Consumable Fuels	2.5%
IT Services	2.5%
Health Care Equipment & Supplies	1.3%
Real Estate Management & Development	1.1%
Short-Term Investments	2.1%

Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

2	iM Global Partner Funds

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 96.4%

Australia: 0.2%
32,900	Glencore PLC*	$224,282

Brazil: 2.2%
1,265	MercadoLibre, Inc.*	2,147,198

Canada: 1.6%
13,637	Shopify, Inc. - Class A*	1,557,073

China: 3.3%
14,400	Contemporary Amperex Technology Co. Ltd. - Class H	1,296,182
9,573	Prosus NV	415,741
26,688	Tencent Holdings Ltd. - ADR	1,473,711

		3,185,634

Denmark: 0.6%
2,460	DSV AS	583,479

France: 10.3%
4,577	BNP Paribas SA	534,502
98,430	Carrefour SA	1,826,899
26,083	Cie de Saint-Gobain SA	2,359,463
32,500	Edenred SE	835,201
1,816	Kering SA	515,937
15,203	Publicis Groupe SA	1,501,383
26,945	Societe Generale SA	2,383,929

		9,957,314

Germany: 11.2%
3,630	Adidas AG	743,643
625	Allianz SE	295,531
31,156	Aumovio SE*	1,280,078
8,866	Bayer AG	489,741
6,531	Bayerische Motoren Werke AG	427,032
30,778	Birkenstock Holding PLC*	1,324,377
38,304	Daimler Truck Holding AG	1,845,719
8,796	Merck KGaA	1,474,942
14,744	SAP SE	2,256,059
3,751	Siemens Energy AG	710,326

		10,847,448

Greece: 3.5%
373,919	Holding Co. ADMIE IPTO SA	1,987,614
130,408	Piraeus Bank SA*	1,357,646

		3,345,260

Hong Kong: 1.2%
120,299	AIA Group Ltd.	1,103,425

Indonesia: 0.4%
1,809,100	Bank Mandiri Persero Tbk. PT	390,751

Ireland: 1.7%
17,384	Kerry Group PLC - Class A	1,595,161

Israel: 3.9%
42,194	Meitav Investment House Ltd.	1,836,909
35,076	Phoenix Financial Ltd.	1,944,568

		3,781,477

Italy: 5.7%
183,344	Banca Monte dei Paschi di Siena SpA	2,274,696
227,037	Intesa Sanpaolo SpA	1,553,910

Shares		Value

Italy (continued)
54,749	Ryanair Holdings PLC	$1,712,639

		5,541,245

Japan: 10.1%
48,000	Asahi Group Holdings Ltd.	456,643
128,400	Japan Exchange Group, Inc.	1,618,132
1,467	Keyence Corp.	731,312
56,500	Nippon Sanso Holdings Corp.	2,084,481
127,400	Rigaku Holdings Corp.	1,993,357
5,863	Tokyo Electron Ltd.	2,835,135

		9,719,060

Netherlands: 7.3%
19,406	Akzo Nobel NV	1,315,084
1,487	ASML Holding NV	2,946,629
53,200	Koninklijke Philips NV	1,444,344
77,192	Magnum Ice Cream Co. NV*	1,342,966

		7,049,023

Singapore: 2.3%
29,863	STMicroelectronics NV	2,228,030

South Africa: 1.5%
28,806	Anglo American PLC	1,410,099

South Korea: 1.3%
5,647	Samsung Electronics Co. Ltd.	1,234,530

Spain: 1.1%
55,960	Puig Brands SA - Class B	1,032,783

Sweden: 1.3%
25,488	Swedish Orphan Biovitrum AB*	1,214,171

Switzerland: 5.6%
7,897	Cie Financiere Richemont SA - Class A	1,831,669
6,480	Julius Baer Group Ltd.	559,872
2,005	Lonza Group AG	1,352,522
12,454	Straumann Holding AG	1,637,212

		5,381,275

Taiwan: 4.9%
62,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,760,896

United Kingdom: 7.5%
12,754	AstraZeneca PLC	2,384,740
63,334	Compass Group PLC	2,046,284
14,590	Diageo PLC	293,101
24,000	Reckitt Benckiser Group PLC	1,563,807
90,380	Sage Group PLC	978,277

		7,266,209

United States: 7.7%
5,739	Aon PLC - Class A	1,903,569
62,403	CNH Industrial NV	700,786
5,044	Schneider Electric SE	1,653,478
3,571	Spotify Technology SA*	1,639,553
6,439	Sunbelt Rentals Holdings, Inc.(a)	481,702
17,921	Titan SA	1,065,083

		7,444,171

TOTAL COMMON STOCKS (Cost $75,749,747)		92,999,994

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.5%

REPURCHASE AGREEMENTS: 2.5%
$2,438,468	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $2,857,000, U.S. Treasury Bonds, 4.000%, due 11/15/2052, value $2,487,828] (proceeds $2,438,539)	$2,438,468

TOTAL REPURCHASE AGREEMENTS (Cost $2,438,468)		2,438,468

TOTAL SHORT-TERM INVESTMENTS (Cost $2,438,468)		2,438,468

TOTAL INVESTMENTS (Cost: $78,188,215): 98.9%		95,438,462

Other Assets in Excess of Liabilities: 1.1%		1,100,287

NET ASSETS: 100.0%		$96,538,749

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	13.1%
Banks	8.7%
Insurance	5.5%
Textiles, Apparel & Luxury Goods	4.6%
Pharmaceuticals	4.5%
Capital Markets	4.2%
Electrical Equipment	3.8%
Chemicals	3.6%
Software	3.3%
Health Care Equipment & Supplies	3.2%
Food Products	3.1%
Electronic Equipment, Instruments & Components	2.8%
Broadline Retail	2.6%
Machinery	2.6%
Building Products	2.4%
Hotels, Restaurants & Leisure	2.1%
Electric Utilities	2.1%
Consumer Staples Distribution & Retail	1.9%
Passenger Airlines	1.8%
Entertainment	1.7%
Metals & Mining	1.7%
Household Products	1.6%
IT Services	1.6%
Media	1.6%
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.4%
Automobile Components	1.3%
Technology Hardware, Storage & Peripherals	1.3%
Biotechnology	1.3%
Construction Materials	1.1%
Personal Care Products	1.1%
Financial Services	0.9%
Beverages	0.8%
Air Freight & Logistics	0.6%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Short-Term Investments	2.5%

Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	iM Global Partner Funds

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 98.4%

Consumer Discretionary: 6.8%
9,546	Advance Auto Parts, Inc.(a)	$593,952
34,540	Capri Holdings Ltd.*	641,408
10,068	Floor & Decor Holdings, Inc. - Class A*	597,636
18,319	Gentherm, Inc.*	624,861
34,329	VF Corp.	572,608
22,465	Warby Parker, Inc. - Class A*	681,588

		3,712,053

Energy: 1.0%
56,011	Crescent Energy Co. - Class A(a)	550,028

Financials: 13.8%
28,365	Columbia Banking System, Inc.	909,098
15,093	Glacier Bancorp, Inc.	778,497
9,972	Goosehead Insurance, Inc. - Class A*	483,642
10,034	Hamilton Lane, Inc. - Class A	790,980
2,080	Kinsale Capital Group, Inc.	686,005
18,578	National Bank Holdings Corp. - Class A	825,421
20,405	Seacoast Banking Corp. of Florida	678,466
6,960	Southstate Bank Corp.	695,304
9,327	Texas Capital Bancshares, Inc.	963,106
19,559	WesBanco, Inc.	763,388

		7,573,907

Health Care: 7.6%
45,094	AdaptHealth Corp.*	469,879
4,178	ICU Medical, Inc.*	612,495
4,818	Insulet Corp.*	733,541
2,325	Medpace Holdings, Inc.*	1,231,297
8,127	Repligen Corp.*	1,108,848

		4,156,060

Industrials: 31.7% (b)
3,076	Applied Industrial Technologies, Inc.	1,040,149
4,033	AZZ, Inc.	625,317
13,515	Casella Waste Systems, Inc. - Class A*	1,310,550
18,214	Core & Main, Inc. - Class A*	878,825
3,009	CSW Industrials, Inc.	837,405
1,562	EnerSys	365,227
6,747	Federal Signal Corp.	866,922
6,036	Franklin Electric Co., Inc.	646,999
16,348	Gibraltar Industries, Inc.*	737,295
75,704	Hayward Holdings, Inc.*	1,310,436
3,447	HEICO Corp. - Class A	889,016
6,220	Louisiana-Pacific Corp.	489,265
9,286	Mercury Systems, Inc.*	1,135,956
32,050	Quanex Building Products Corp.	596,771
2,303	RBC Bearings, Inc.*	1,483,270
1,543	Saia, Inc.*	649,850
12,848	Terex Corp.	930,067
8,531	Timken Co.	1,239,725
2,294	Valmont Industries, Inc.	1,325,014

		17,358,059

Information Technology: 21.0%
7,269	Agilysys, Inc.*	759,610
3,173	Appfolio, Inc. - Class A*	508,791
6,087	Badger Meter, Inc.	903,189
8,844	Belden, Inc.	1,060,484
7,194	Cohu, Inc.*	531,708

Shares		Value

Information Technology (continued)
6,212	Guidewire Software, Inc.*	$764,387
6,602	IPG Photonics Corp.*(a)	774,547
1,826	Littelfuse, Inc.	831,433
5,573	Manhattan Associates, Inc.*	776,040
26,444	MARA Holdings, Inc.*(a)	367,307
8,161	Novanta, Inc.*	1,324,041
4,186	Onto Innovation, Inc.*	1,584,192
9,533	Procore Technologies, Inc.*	387,230
22,463	SentinelOne, Inc. - Class A*	381,197
4,488	Synaptics, Inc.*(a)	557,544

		11,511,700

Materials: 12.5%
8,681	Celanese Corp.	399,326
2,190	Eagle Materials, Inc.	492,750
16,053	Element Solutions, Inc.	766,531
18,295	Ingevity Corp.*	1,366,087
4,221	MP Materials Corp.*(a)	236,418
71,059	O-I Glass, Inc.*	684,298
64,738	Perimeter Solutions, Inc.*	2,307,910
4,941	Sensient Technologies Corp.	609,176

		6,862,496

Real Estate: 4.0%
18,394	Landbridge Co. LLC - Class A	1,457,540
18,693	STAG Industrial, Inc. - REIT	711,456

		2,168,996

TOTAL COMMON STOCKS (Cost $43,902,248)		53,893,299

SHORT-TERM INVESTMENTS: 0.4%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.4%
215,968	State Street Navigator Securities Lending Government Money Market Portfolio, 3.660%(c)(d)	215,968

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $215,968)		215,968

TOTAL SHORT-TERM INVESTMENTS (Cost $215,968)		215,968

TOTAL INVESTMENTS (Cost: $44,118,216): 98.8%		54,109,267

Other Assets in Excess of Liabilities: 1.2%		674,913

NET ASSETS: 100.0%		$54,784,180

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	For additional information on portfolio concentration, see Note 11.
(c)	The rate disclosed is the 7 day net yield as of June 30, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 0.3%

Communication Services: 0.0%
12,251	Oi SA - ADR*	$6,125
801	Xplornet Communications, Inc.*	1,252

		7,377

Consumer Discretionary: 0.0%
1	Accuride Corp.*	0
21,482	Accuride Corp.*	2
283	WW International, Inc.*(a)	4,523

		4,525

Consumer Staples: 0.0%
30,089	Moran Foods LLC*	858

Energy: 0.0%
1	Hornbeck Offshore Services, Inc.*	48

Financials: 0.0%
17,500	Sound Holdings FP*(b)	0

Health Care: 0.0%
268	Keenova Therapeutics PLC*	27,319
268	Par Health, Inc.*	1,742

		29,061

Industrials: 0.3%
905	Luxco Co. Ltd.*	17,814
32,677	Mcdermott International Ltd.*	718,885
440	McDermott International, Inc.*	6,598

		743,297

Information Technology: 0.0%
6,102	Riverbed Technology, Inc.*	793

Materials: 0.0%
609	Yak Blocker 2 LLC - Series C 1*(b)	0
563	Yak Blocker 2 LLC - Series C 2*(b)	0

		0

Real Estate: 0.0%
912,436	CFLD Cayman Investment Trust*	4,707
142,738	Kaisa Group Holdings Ltd.*	855
1,239,883	Shimao Group Holdings Ltd.*	11,541
256,164	Yuzhou Group Holdings Co. Ltd.*	3,887

		20,990

Special Purpose Acquisition Companies: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		0

TOTAL COMMON STOCKS (Cost $1,602,555)		806,949

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	140,877
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*	108,535
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550

Shares		Value
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	$7,002
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	191,204
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $554,144)		483,589

PREFERRED STOCKS: 1.3%

Financials: 1.1%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(a)(c)	70,410
	CION Investment Corp.
20,000	7.500%, 12/30/2029	496,800
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	33,140
	Eagle Point Credit Co.
32,000	5.375%, 01/31/2029	764,160
	Globe Life, Inc.
6,000	4.250%, 06/15/2061(a)	91,200
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	576,810
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 07/29/2026(c)	31,520
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	628,750

		2,692,790

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%,*(b)	0

Utilities: 0.2%
	NextEra Energy Capital Holdings, Inc. - Series U
20,100	6.500%, 06/01/2085(a)	489,033

TOTAL PREFERRED STOCKS (Cost $4,979,636)		3,181,823

Principal Amount^

ASSET-BACKED SECURITIES: 14.8%

Commercial MBS: 0.2%
	Cogent Ipv4 LLC
$580,000	Series 2025-1A-A2 6.646%, 04/25/2055(d)	588,352

Home Equity ABS: 0.3%
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(e)	103,596
	FIGRE Trust
55,353	Series 2024-HE1-B 6.506%, 03/25/2054(d)(f)	56,335
85,183	Series 2024-HE2-C 6.720%, 05/25/2054(d)(f)	86,740

The accompanying notes are an integral part of these financial statements.

6	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Home Equity ABS (continued)
	FIGRE Trust (Continued)
$ 87,561	Series 2024-HE3-C 6.229%, 07/25/2054(d)(f)	$88,296
105,811	Series 2025-HE1-C 6.029%, 01/25/2055(d)(f)	106,433
	GSAA Home Equity Trust
503,656	Series 2006-10-AF5 6.948%, 06/25/2036(e)	108,631
	Saluda Grade Alternative Mortgage Trust
56,345	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(f)	57,660
	Vista Point Securitization Trust
228,045	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(e)	229,561

		837,252

Other ABS: 14.2%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 5.875%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	250,332
	AASET Ltd.
219,060	Series 2024-2A-A 5.930%, 09/16/2049(d)	220,831
	AASET Trust
38,887	Series 2020-1A-B 4.335%, 01/16/2040(d)	38,629
	Aaset Trust
123,741	Series 2021-1A-A 2.950%, 11/16/2041(d)	119,378
	AASET Trust
101,586	Series 2021-2A-B 3.538%, 01/15/2047(d)	97,000
224,508	Series 2025-1A-A 5.943%, 02/16/2050(d)	225,701
	ABPCI Direct Lending Fund ABS I Ltd.
63,397	Series 2020-1A-B 4.935%, 12/29/2030(d)	57,970
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-BR 7.388%, 02/01/2036(d)	246,742
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	282,414
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	101,626
	AMSR Trust
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,424,249
	Aquila Funding
245,157	7.400%, 12/15/2041	249,541
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 7.575%, 10/20/2036(d)(g) 3 mo. USD Term SOFR + 3.900%	100,294
	Ares Finance Co. LLC
496,500	0.000%, 10/15/2036(f)(h)	905,839

Principal Amount^		Value

Other ABS (continued)
	Ares LXXVII CLO Ltd.
$ 500,000	Series 2025-77A-SUB 0.335%, 07/15/2038(d)(f)(i)	$368,015
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(f)(i)	146,479
	Bayard Park CLO Ltd.
250,000	Series 2025-1A-SUB 1.502%, 07/24/2038(d)(f)(i)	138,251
	BCRED CLO LLC
250,000	Series 2025-1A-C 5.675%, 04/20/2037(d)(g) 3 mo. USD Term SOFR + 2.000%	247,548
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	100,612
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,012,549
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,675
	Brant Point CLO Ltd.
500,000	Series 2025-7A-SUB (3.272%), 07/25/2038(d)(f)(i)	281,469
	Business Jet Securities LLC
291,921	Series 2024-1A-B 6.924%, 05/15/2039(d)	299,211
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	187,902
	CARS-DB7 LP
97,500	Series 2023-1A-A2 6.500%, 09/15/2053(d)	97,803
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	320,905
	Castlelake Aircraft Securitization Trust
22,483	Series 2018-1-A 4.125%, 06/15/2043(d)	22,280
	Castlelake Aircraft Structured Trust
215,922	Series 2025-1A-A 5.783%, 02/15/2050(d)	216,891
	Cerberus Loan Funding 50 LLC
500,000	Series 2025-1A-C 6.273%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.600%	500,857
	Cerberus Loan Funding 52 LLC
250,000	Series 2025-3A-C 5.873%, 10/15/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	249,313
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 7.873%, 01/15/2036(d)(g) 3 mo. USD Term SOFR + 4.200%	250,013
250,000	Series 2023-5AR-CR 0.000%, 01/15/2036(d)(g)(h)(j) 3 mo. USD Term SOFR + 2.500%	250,000
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 6.823%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 3.150%	250,300

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Cerberus Loan Funding XLVI LP
$ 250,000	Series 2024-2A-C 6.723%, 07/15/2036(d)(g) 3 mo. USD Term SOFR + 3.050%	$250,301
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 8.023%, 07/15/2036(d)(g) 3 mo. USD Term SOFR + 4.350%	250,626
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 9.735%, 04/15/2030(d)(g) 3 mo. USD Term SOFR + 6.062%	496,542
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	285,465
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.135%, 04/15/2031(d)(g) 3 mo. USD Term SOFR + 7.462%	242,800
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.537%, 08/20/2038(d)(f)(i)	97,912
	Five Guys Holdings, Inc.
197,000	Series 2023-1A-A2 7.549%, 01/26/2054(d)	200,696
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.275%, 10/18/2033(d)(g) 3 mo. USD Term SOFR + 2.600%	249,928
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 5.735%, 10/15/2033(d)(g) 3 mo. USD Term SOFR + 2.062%	250,528
	Golub Capital Partners ABS Funding Ltd.
30,020	Series 2020-1A-B 4.496%, 01/22/2029(d)	28,851
	Golub Capital Partners CLO 16M-R3 Ltd.
1,100,000	Series 2013-16A-CR3 6.248%, 08/09/2039(d)(g) 3 mo. USD Term SOFR + 2.600%	1,102,036
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 6.725%, 04/20/2037(d)(g) 3 mo. USD Term SOFR + 3.050%	250,300
250,000	Series 2019-46AR-CR2 (0.643%), 04/20/2037(d)(f)(g)(i)(j) 3 mo. USD Term SOFR + 2.150%	250,188
	Golub Capital Partners CLO 69M
750,000	Series 2023-69A-DR 6.698%, 11/09/2038(d)(g) 3 mo. USD Term SOFR + 3.050%	752,223
	HarbourVest Structured Solution IV
332,044	1.000%, 09/15/2030(f)	328,755
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	747,044

Principal Amount^		Value

Other ABS (continued)
	HPS Private Credit CLO LLC
$ 500,000	Series 2025-3A-C 6.475%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 2.800%	$500,791
500,000	Series 2025-3A-D 7.675%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 4.000%	497,287
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 7.417%, 07/25/2035(d)(g) 3 mo. USD Term SOFR + 3.750%	495,625
	LCM 35 Ltd.
520,000	Series 35A-SUB 1.752%, 10/15/2034(d)(f)(i)	36,105
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.128%, 04/15/2034(d)(f)(i)	6,415
	Lunar Structured Aircraft Portfolio Notes
158,637	Series 2021-1-B 3.432%, 10/15/2046(d)	151,690
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 5.925%, 04/18/2037(d)(g) 3 mo. USD Term SOFR + 2.250%	305,383
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.317%, 04/25/2037(d)(g) 3 mo. USD Term SOFR + 3.650%	250,013
	MAPS Trust
76,234	Series 2021-1A-A 2.521%, 06/15/2046(d)	74,041
	Monroe Capital ABS Funding Ltd.
62,921	Series 2021-1A-A2 2.815%, 04/22/2031(d)	59,639
	Monroe Capital Income Plus ABS Funding LLC
89,776	Series 2022-1A-B 5.150%, 04/30/2032(d)	88,456
	Nassau CFO LLC
42,235	Series 2019-1-A 3.980%, 08/15/2034(d)	39,516
	Navigator Aircraft ABS Ltd.
310,460	Series 2021-1-B 3.571%, 11/15/2046(d)(e)	296,725
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.370%, 10/18/2038(d)(f)(i)	308,379
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.954%, 10/16/2035(d)(f)(i)	102,223
	Neuberger Berman Loan Advisers CLO 60 Ltd.
250,000	Series 2025-60A-SUB 0.128%, 04/22/2039(d)(f)(i)	150,770
	Obsidian Issuer LLC
500,000	Series 2025-1A-A 6.933%, 05/15/2055(d)	492,136

The accompanying notes are an integral part of these financial statements.

8	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Octagon 74 Ltd.
$ 250,000	Series 2025-2A-SUB 1.340%, 04/22/2038(d)(f)(i)	$138,869
	Octagon 78 Ltd.
350,000	Series 2025-3A-SUB 1.155%, 10/20/2038(d)(f)(i)	246,674
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 10.937%, 01/20/2035(d)(g) 3 mo. USD Term SOFR + 7.262%	428,153
	Octagon Investment Partners CLO XVI Ltd.
500,000	Series 2013-1A-ER 9.692%, 07/17/2030(d)(g) 3 mo. USD Term SOFR + 6.012%	452,995
1,500,000	Series 2013-1A-SUB 10.316%, 07/17/2030(d)(f)(i)	225
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	543,451
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	341,188
	Onyx II ABS
688,982	6.600%, 06/15/2030	688,679
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.025%, 04/20/2036(d)(g) 3 mo. USD Term SOFR + 2.350%	250,193
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 5.938%, 11/22/2037(d)(g) 3 mo. USD Term SOFR + 2.300%	248,428
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 6.067%, 04/24/2037(d)(g) 3 mo. USD Term SOFR + 2.400%	250,374
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 6.975%, 04/20/2036(d)(g) 3 mo. USD Term SOFR + 3.300%	250,306
	OWL Rock CLO XXI LLC
350,000	Series 2025-21A-C 6.067%, 07/24/2034(d)(g) 3 mo. USD Term SOFR + 2.400%	350,434
	Oxford Finance Credit Fund III LP
300,664	Series 2024-A-B 7.548%, 01/14/2032(d)	299,403
1,810,000	Series 2025-A-B 7.194%, 08/14/2034(d)	1,803,113
	Oxford Finance Funding Trust
124,584	Series 2023-1A-B 7.879%, 02/15/2031(d)	125,767
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 5.823%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.150%	310,015

Principal Amount^		Value

Other ABS (continued)
	Palmer Square Loan Funding Ltd.
$ 200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(d)(f)(h)	$0
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(f)(h)	3,189
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(f)(h)	352,012
	ReadyCap Lending Small Business Loan Trust
7,107	Series 2019-2-A 6.250%, 12/27/2044(d)(g) U.S. (Fed) Prime Rate - 0.500%	7,108
	Regatta 33 Funding Ltd.
250,000	Series 2025-2A-SUB 0.000%, 07/25/2038(d)(f)(h)	182,359
	Regatta 34 Funding Ltd.
250,000	Series 2025-3A-SUB 0.000%, 07/20/2038(d)(f)(h)	186,680
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.813%, 04/15/2038(d)(f)(i)	164,365
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 9.735%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 6.062%	472,721
	SERVPRO Master Issuer LLC
497,500	Series 2025-1A-A2 5.525%, 10/25/2055(d)	494,330
	Slam Ltd.
174,242	Series 2021-1A-B 3.422%, 06/15/2046(d)	167,023
	Sonic Capital LLC
47,083	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,024
	Sprite Ltd.
37,297	Series 2021-1-A 3.750%, 11/15/2046(d)	36,585
	SSI ABS Issuer LLC
192,717	Series 2025-1-A 6.150%, 07/25/2065(d)	189,812
	Steiv
250,000	6.820%, 12/31/2046	243,441
	Subway Funding LLC
147,750	Series 2024-1A-A23 6.505%, 07/30/2054(d)	148,459
49,250	Series 2024-3A-A23 5.914%, 07/30/2054(d)	47,769
	SVC ABS LLC
349,781	Series 2026-1A-B 5.795%, 03/20/2056(d)	340,151
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	100,479
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	49,529
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	97,627
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB (0.514%), 07/20/2037(d)(f)(i)	181,326

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	9

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Symphony CLO 48 Ltd.
$ 250,000	Series 2025-48A-SUB (0.514%), 04/20/2038(d)(f)(i)	$179,781
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.298%, 04/22/2050(d)(f)(i)	203,692
	Textainer Marine Containers VII Ltd.
128,759	Series 2021-1A-B 2.520%, 02/20/2046(d)	120,819
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.548%, 01/15/2031(d)(i)	300
	Thrust Engine Leasing DAC
360,524	Series 2021-1A-B 6.121%, 07/15/2040(d)	358,385
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	248,030
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	102,519
	VCP RRL ABS I Ltd.
20,633	Series 2021-1A-C 5.425%, 10/20/2031(d)	17,995
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.543%, 09/10/2029(d)(f)(i)	38
	Wellfleet CLO Ltd.
250,000	Series 2024-1A-B 5.725%, 07/18/2037(d)(g) 3 mo. USD Term SOFR + 2.050%	250,268
	Willis Engine Structured Trust V
168,761	Series 2020-A-A 3.228%, 03/15/2045(d)	163,829
	Willis Engine Structured Trust VII
15,854	Series 2023-A-A 8.000%, 10/15/2048(d)	16,033
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 10.367%, 07/20/2034(d)(g) 3 mo. USD Term SOFR + 6.692%	450,421
	Wise CLO Ltd.
250,000	Series 2024-2A-C 5.873%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	250,341
	Wonder Lake Park CLO Ltd.
500,000	Series 2025-1A-SUB 1.257%, 07/24/2038(d)(f)(i)	296,157
	Zayo Issuer LLC
3,030,000	Series 2025-2A-C 9.489%, 06/20/2055(d)	3,203,103

		36,050,975

WL Collateral CMO: 0.1%
	FIGRE Trust
103,631	Series 2024-HE6-C 5.974%, 12/25/2054(d)(f)	103,823

TOTAL ASSET-BACKED SECURITIES (Cost $44,679,646)		37,580,402

Principal Amount^		Value

BANK LOANS: 18.7%

Basic Materials: 2.4%
	AAP Buyer, Inc.
$ 88,650	6.413%, 09/09/2031(g) 3 mo. USD Term SOFR + 2.750%	$89,056
	Arsenal AIC Parent LLC
262,208	6.394%, 08/19/2030(g) 1 mo. USD Term SOFR + 2.750%	263,519
	Discovery Purchaser Corp.
237,015	7.414%, 10/04/2029(g) 3 mo. USD Term SOFR + 3.750%	236,395
	GEON Performance Solutions LLC
3,290,855	8.244%, 08/18/2028(g) 3 mo. USD Term SOFR + 4.250%	3,114,794
	Ineos Finance PLC
200,000	0.000%, 06/18/2032(m)	188,334
	Nouryon Finance BV
2,157,357	6.936%, 04/03/2028(g) 6 mo. USD Term SOFR + 3.250%	2,160,507
	Power Services Holding Co.
98,591	8.508%, 11/22/2031(g) 1 mo. USD Term SOFR + 4.750%	98,325
	SCIL IV LLC
99,500	7.653%, 11/08/2032(g) 3 mo. USD Term SOFR + 4.000%	99,500

		6,250,430

Communications: 3.9%
	Cengage Learning, Inc.
109,418	6.638%-6.653%, 03/24/2031(g) 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR +3.000%	108,430
	Connect Finco SARL
3,243,782	8.144%, 09/27/2029(g) 1 mo. USD Term SOFR + 4.500%	3,257,308
	Cyxtera DC Holdings, Inc.
132,288	0.000%, 01/16/2027(k)	728
	Eagle Broadband Investments LLC
2,409,003	6.994%, 11/12/2027(g) 3 mo. USD Term SOFR + 3.000%	1,877,011
	Firstdigital Communications LLC
48,779	8.508%, 12/17/2026(g)(l) 1 mo. USD Term SOFR + 4.25% Cash, 0.500% PIK	47,678
	Iridium Satellite LLC
1,968,435	5.894%, 09/20/2030(g) 1 mo. USD Term SOFR + 2.250%	1,972,037
	Level 3 Financing, Inc.
20,000	6.394%, 03/29/2032(g) 1 mo. USD Term SOFR + 2.750%	20,037
	Midcontinent Communications
844,950	6.144%, 08/18/2031(g) 1 mo. USD Term SOFR + 2.500%	837,033
	Speedster Bidco GmbH
148,134	6.482%, 12/11/2031(g) 3 mo. USD Term SOFR + 2.750%	147,085
	Sunrise Financing Partnership
150,000	6.099%, 02/15/2032(g) 6 mo. USD Term SOFR + 2.470%	148,326
	TripAdvisor, Inc.
212,914	6.394%, 07/08/2031(g) 1 mo. USD Term SOFR + 2.750%	204,131

The accompanying notes are an integral part of these financial statements.

10	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Communications (continued)
	Versant Media Group, Inc.
$ 1,230,000	7.232%, 01/30/2031(g) 3 mo. USD Term SOFR + 3.500%	$1,235,824
	Xplornet Communications, Inc.
4,190	8.758%, 10/24/2029(g)(l) 1 mo. USD Term SOFR + 1.500% Cash, 3.500% PIK	3,947

		9,859,575

Consumer, Cyclical: 2.7%
	Accuride Intermediate Co., Inc.
16,703	8.149%, 03/07/2030(g) 3 mo. USD Term SOFR + 4.500%	32,231
	Allen Media LLC
496,785	9.382%, 02/10/2027(g) 3 mo. USD Term SOFR + 5.500%	342,409
	American Airlines, Inc.
1,447,745	5.925%, 04/20/2028(g) 3 mo. USD Term SOFR + 2.250%	1,448,085
	Arcis Golf LLC
543,574	6.394%, 11/24/2028(g) 1 mo. USD Term SOFR + 2.750%	546,291
	Beach Acquisition Bidco LLC
99,501	6.394%, 09/12/2032(g) 1 mo. USD Term SOFR + 2.750%	100,158
	Betclic Everest Group
149,625	6.495%, 12/10/2031(g) 3 mo. USD Term SOFR + 2.750%	150,046
	Caesars Entertainment, Inc.
96,707	5.894%, 02/06/2030(g) 1 mo. USD Term SOFR + 2.250%	93,821
97,996	5.894%, 02/06/2031(g) 1 mo. USD Term SOFR + 2.250%	94,535
	Epic Creations, Inc.
156	13.644%, 07/31/2025(g) 1 mo. USD Term SOFR + 10.000%	157
	FR Refuel LLC
86,044	8.508%, 11/08/2028(g) 1 mo. USD Term SOFR + 4.750%	85,614
	Gibson Brands, Inc.
95,500	8.937%, 08/11/2028(g) 3 mo. USD Term SOFR + 5.000%	90,291
	Gloves Buyer, Inc.
343,275	7.644%, 05/21/2032(g) 1 mo. USD Term SOFR + 4.000%	344,670
	Great Outdoors Group LLC
850,862	6.894%, 01/23/2032(g) 1 mo. USD Term SOFR + 3.250%	854,585
	Gulfside Supply, Inc.
8,944	0.000%, 06/17/2031(m)	7,579
41,056	6.732%, 06/17/2031(g) 3 mo. USD Term SOFR + 3.000%	34,790
	Hunter Douglas, Inc.
443,991	6.732%, 01/20/2032(g) 3 mo. USD Term SOFR + 3.000%	444,501
	Laseraway Intermediate Holdings II LLC
89,332	9.687%, 10/14/2027(g) 3 mo. USD Term SOFR + 5.750%	89,053

Principal Amount^		Value

Consumer, Cyclical (continued)
	Pacific Bells LLC
$ 255,988	7.232%, 11/13/2028(g) 3 mo. USD Term SOFR + 3.500%	$256,748
	Park River Holdings, Inc.
279,300	8.192%, 03/15/2031(g) 3 mo. USD Term SOFR + 4.500%	279,287
	Peer Holding III BV
98,500	6.232%, 07/01/2031(g) 3 mo. USD Term SOFR + 2.500%	98,820
	PetSmart, Inc.
24,938	7.652%, 08/18/2032(g) 1 mo. USD Term SOFR + 4.000%	24,943
	QSRP Finco BV
500,000 (EUR)	5.905%, 06/19/2031(g) 6 mo. EURIBOR + 3.750%	571,659
	Recess Holdings, Inc.
97,761	7.417%, 02/20/2030(g) 3 mo. USD Term SOFR + 3.750%	97,789
	SGH2 LLC
148,875	8.232%, 08/18/2032(g) 3 mo. USD Term SOFR + 4.500%	149,061
	Tacala LLC
48,883	6.644%, 01/31/2031(g) 1 mo. USD Term SOFR + 3.000%	48,987
	Vacation Rental Brands LLC
124,027	8.982%, 05/06/2032(g) 3 mo. USD Term SOFR + 5.250%	122,920
	VistaJet Malta Finance PLC
221,000	7.442%, 04/01/2031(g) 3 mo. USD Term SOFR + 3.750%	222,188
	White Cap Buyer LLC
246,497	6.894%, 10/19/2029(g) 1 mo. USD Term SOFR + 3.250%	246,416

		6,877,634

Consumer, Non-cyclical: 3.2%
2,158,200	8.245%, 10/31/2031(g) 3 mo. USD Term SOFR + 4.500%	2,160,898
	Amspec Parent LLC
346,570	7.232%, 12/22/2031(g) 3 mo. USD Term SOFR + 3.500%	348,173
	Bausch Health Cos., Inc.
19,800	9.894%, 10/08/2030(g) 1 mo. USD Term SOFR + 6.250%	19,246
	Blue Ribbon LLC
205,097	9.909%, 05/08/2028(g) 3 mo. USD Term SOFR + 6.000%	109,031
	CCRR Parent, Inc.
100,536	8.906%, 05/27/2032(g) 3 mo. USD Term SOFR + 5.250%	72,260
	Chef’s Warehouse Leasing Co. LLC
81,583	6.144%, 08/23/2029(g) 1 mo. USD Term SOFR + 2.500%	82,093
	Congruex Group LLC
48,522	9.632%, 05/03/2029(g) 3 mo. USD Term SOFR + 5.750%	29,989
	Dermatology Intermediate Holdings III, Inc.
34,284	7.913%, 03/30/2029(g) 3 mo. USD Term SOFR + 4.250%	33,507

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	11

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Non-cyclical (continued)
	Florida Food Products LLC
$ 10,600	9.232%, 10/15/2030(g) 3 mo. USD Term SOFR + 5.500%	$10,574
11,129	9.232%, 10/15/2030(g) 3 mo. USD Term SOFR + 5.500%	11,101
56,185	8.994%, 10/15/2030(g) 3 mo. USD Term SOFR + 5.000%	43,034
	Grant Thornton Advisors LLC
183,570	6.394%, 06/02/2031(g) 1 mo. USD Term SOFR + 2.750%	175,137
	Hologic, Inc.
400,000	5.995%, 04/07/2033(g) 3 mo. USD Term SOFR + 2.250%	391,918
	Imagefirst Holdings LLC
148,500	6.664%, 03/12/2032(g) 3 mo. USD Term SOFR + 3.000%	148,810
	Inception Holdco SARL
546,255	6.482%, 04/09/2031(g) 3 mo. USD Term SOFR + 2.750%	547,735
	MB2 Dental Solutions LLC
1,500	9.144%, 02/13/2031(g) 1 mo. USD Term SOFR + 5.500%	1,313
13,664	9.144%, 02/13/2031(g) 1 mo. USD Term SOFR + 5.500%	13,664
19,484	9.144%, 02/13/2031(g) 1 mo. USD Term SOFR + 5.500%	19,484
94,352	9.144%, 02/13/2031(g) 1 mo. USD Term SOFR + 5.500%	94,160
	Moran Foods LLC
14,756	11.016%, 12/29/2028(g) 3 mo. USD Term SOFR + 7.250%	2
18,248 ()	11.016%, 12/29/2028(g) 3 mo. USD Term SOFR + 7.250%	3
	MPH Acquisition Holdings LLC
78,166	7.413%, 12/31/2030(g) 3 mo. USD Term SOFR + 3.750%	78,426
647,943	8.263%, 12/31/2030(g) 3 mo. USD Term SOFR + 4.600%	572,170
	NFM & J LP
47,476	9.513%, 11/30/2028(g) 3 mo. USD Term SOFR + 5.750%	46,873
48,263	9.494%-9.516%, 11/30/2028(g) 3 mo. USD Term SOFR + 5.750%	47,650
	PABST Financing Newco LLC
81,558	11.648%, 05/08/2028(g) 3 mo. USD Term SOFR + 8.000%	76,665
	Pacific Dental Services LLC
197,003	5.889%, 03/15/2031(g) 1 mo. USD Term SOFR + 2.250%	197,272
	Priority Holdings LLC
1,238,014	7.394%, 08/02/2032(g) 1 mo. USD Term SOFR + 3.750%	1,222,848
	ScribeAmerica Intermediate Holdco LLC
47,255	10.250%, 06/01/2026(g) U.S. (Fed) Prime Rate - 3.500%	15,358
	Secretariat Advisors LLC
88,132	7.732%, 02/28/2032(g) 3 mo. USD Term SOFR + 4.000%	86,645

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	System One Holdings LLC
$ 1,115,113	7.144%, 03/02/2028(g) 1 mo. USD Term SOFR + 3.500%	$1,118,363
	Vacation Rental Brands LLC
82,708	8.982%, 05/06/2032(g) 3 mo. USD Term SOFR + 5.250%	81,970
	Women’s Care Enterprises LLC
186,918	8.263%, 01/15/2028(g) 3 mo. USD Term SOFR + 4.500%	181,777
	WW International, Inc.
27,028	10.528%, 06/24/2030(g) 3 mo. USD Term SOFR + 6.800%	20,516

		8,058,665

Energy: 0.1%
	Lealand Finance Co. BV
165,278	0.000%, 06/30/2027	156,188
	Liquid Tech Solutions LLC
186,159	7.232%, 10/12/2032(g) 3 mo. USD Term SOFR + 3.500%	184,883

		341,071

Financial: 2.7%
	Ardonagh Midco 3 PLC
148,134	6.620%-6.732%, 02/15/2031(g) 3 mo. USD Term SOFR + 3.000%, 6 mo. USD Term SOFR + 3.000%	143,784
	Aretec Group, Inc.
420,769	6.644%, 08/09/2030(g) 1 mo. USD Term SOFR + 3.000%	420,363
	Ascensus Group Holdings, Inc.
20,537	6.644%, 11/25/2032(g) 1 mo. USD Term SOFR + 3.000%	20,092
	Asurion LLC
2,342	8.013%, 08/19/2028(g) 3 mo. USD Term SOFR + 4.250%	2,343
73,811	7.913%, 09/19/2030(g) 3 mo. USD Term SOFR + 4.250%	73,110
396,000	7.913%, 09/19/2030(g) 3 mo. USD Term SOFR + 4.250%	392,618
	Blackhawk Network Holdings, Inc.
157,460	7.144%, 03/12/2029(g) 1 mo. USD Term SOFR + 3.500%	156,993
	Capstone Acquisition Holdings, Inc.
11,985	8.244%, 11/13/2029(g) 1 mo. USD Term SOFR + 4.500%	0
135,511	8.244%, 11/13/2029(g) 1 mo. USD Term SOFR + 4.500%	135,005
	Cfc Bidco 2022 Ltd.
547,250	7.182%, 07/01/2032(g) 3 mo. USD Term SOFR + 3.500%	516,240
	Chrysaor Bidco SARL
98,807	6.669%, 10/30/2031(g) 3 mo. USD Term SOFR + 3.000%	99,126
	Cliffwater LLC
138,250	8.144%, 04/22/2032(g) 1 mo. USD Term SOFR + 4.500%	138,250
	Fiserv Investment Solutions, Inc.
100,000	7.667%, 01/27/2033(g) 3 mo. USD Term SOFR + 4.000%	100,437

The accompanying notes are an integral part of these financial statements.

12	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Financial (continued)
	Focus Financial Partners LLC
$ 49,252	6.144%, 09/15/2031(g) 1 mo. USD Term SOFR + 2.500%	$48,166
	HIG Operations Holdings, Inc.
4,133	8.144%, 06/11/2031(g) 1 mo. USD Term SOFR + 4.500%	4,143
	HV Eight LLC
274,020 (EUR)	5.791%, 11/22/2027(g) 3 mo. EURIBOR + 3.500%	312,054
	IMC Financing LLC
544,500	6.652%, 06/18/2032(g) 1 mo. USD Term SOFR + 3.000%	545,635
	LendingTree, Inc.
2,608,489	7.894%, 08/21/2030(g) 1 mo. USD Term SOFR + 4.250%	2,567,405
	Orion Advisor Solutions, Inc.
99,500	6.413%, 09/24/2030(g) 3 mo. USD Term SOFR + 2.750%	98,795
	Orion U.S. Finco, Inc.
548,625	7.169%, 10/08/2032(g) 3 mo. USD Term SOFR + 3.500%	549,580
	PMH Newco LP
228,899	6.332%, 10/02/2030(g) 3 mo. USD Term SOFR + 2.600%	228,550
	PMH SPV C LLC
60,167	6.602%, 10/02/2030(g) 3 mo. USD Term SOFR + 3.150%	60,140
	Saphilux SARL
296,013	6.510%-6.730%, 07/18/2028(g) 6 mo. USD Term SOFR + 3.000%	297,741

		6,910,570

Industrial: 1.6%
	AGI-CFI Acquisition Corp.
75,000	8.144%, 03/25/2033(g) 1 mo. USD Term SOFR + 4.500%	74,656
	Azuria Water Solutions, Inc.
154,000	6.482%, 04/25/2033(g) 3 mo. USD Term SOFR + 2.750%	153,891
	Bettcher Industries, Inc.
300,000	7.732%, 04/15/2033(g) 3 mo. USD Term SOFR + 4.000%	301,125
	CD&R Hydra Buyer, Inc.
298,473	7.744%, 03/25/2031(g) 1 mo. USD Term SOFR + 4.000%	299,064
	Climater Bidco II SAS
500,000 (EUR)	6.291%, 03/19/2032(g) 3 mo. EURIBOR + 4.000%	574,073
	Cobham Ultra SeniorCo SARL
430,940	7.791%, 08/03/2029(g) 6 mo. USD Term SOFR + 3.750%	432,871
	Cube Industrials Buyer, Inc.
148,131	6.669%, 10/17/2031(g) 3 mo. USD Term SOFR + 3.000%	148,455
	East West Manufacturing LLC
150,000	0.000%, 07/01/2032(m)	147,375

Principal Amount^		Value

Industrial (continued)
	Engineered Machinery Holdings, Inc.
$ 196,913	6.982%, 11/26/2032(g) 3 mo. USD Term SOFR + 3.250%	$198,173
	GrafTech Finance, Inc.
24,381	9.639%, 12/21/2029(g) 1 mo. USD Term SOFR + 6.000%	23,507
42,667	9.667%, 12/21/2029(g) 3 mo. USD Term SOFR + 6.000%	41,137
	Holding Socotec
49,005	6.370%, 06/02/2031(g) 3 mo. USD Term SOFR + 2.750%	49,158
	Ilpea Parent, Inc.
457,758	7.650%, 06/22/2028(g) 1 mo. USD Term SOFR + 4.000%	458,902
	Mannington Mills, Inc.
91,806	8.394%, 03/25/2032(g) 1 mo. USD Term SOFR + 4.750%	90,887
	Michael Baker International LLC
394,127	7.663%, 12/01/2028(g) 3 mo. USD Term SOFR + 4.000%	394,498
	OEP Glass Purchaser LLC
197,500	7.732%, 03/07/2033(g) 3 mo. USD Term SOFR + 4.000%	197,377
	Owens-Illinois, Inc.
248,750	6.644%, 09/30/2032(g) 1 mo. USD Term SOFR + 3.000%	246,884
	Pelican Products, Inc.
96,954	8.244%, 12/29/2028(g) 3 mo. USD Term SOFR + 4.250%	93,251
	Quikrete Holdings, Inc.
95,913	5.894%, 04/14/2031(g) 1 mo. USD Term SOFR + 2.250%	95,949

		4,021,233

Technology: 1.5%
	Apttus Corp.
126,475	7.163%, 05/08/2028(g) 3 mo. USD Term SOFR + 3.500%	107,926
	Athenahealth Group, Inc.
158,400	6.894%, 02/16/2032(g) 1 mo. USD Term SOFR + 3.250%	156,955
	AthenaHealth Group, Inc.
1,510,494	6.394%, 02/15/2029(g) 1 mo. USD Term SOFR + 2.750%	1,509,233
	Boxer Parent Co., Inc.
74,093	6.416%, 07/30/2031(g) 3 mo. USD Term SOFR + 2.750%	66,970
	Central Parent, Inc.
604,581	6.982%, 07/06/2029(g) 3 mo. USD Term SOFR + 3.250%	313,929
	CoreLogic, Inc.
542,876	7.258%, 06/02/2028(g) 1 mo. USD Term SOFR + 3.500%	537,447
	Curriculum Associates LLC
81,147	8.386%-8.413%, 05/07/2032(g) 3 mo. USD Term SOFR + 4.750%	81,147
125,158	8.413%, 05/07/2032(g) 3 mo. USD Term SOFR + 4.750%	123,906
	Darktrace PLC
277,492	6.927%, 10/09/2031(g) 3 mo. USD Term SOFR + 3.250%	254,669

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	13

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Technology (continued)
	HIG Operations Holdings, Inc.
$ 140,432	8.144%, 06/11/2031(g) 1 mo. USD Term SOFR + 4.500%	$139,503
	Kaseya, Inc.
98,750	6.913%, 03/22/2032(g) 3 mo. USD Term SOFR + 3.250%	76,860
	Planview Parent, Inc.
147,674	7.232%, 12/17/2027(g) 3 mo. USD Term SOFR + 3.500%	127,696
	PushPay USA, Inc.
98,504	7.394%, 08/15/2031(g) 1 mo. USD Term SOFR + 3.750%	92,593
	Sitecore Holding III AS
142,263	9.837%, 03/12/2029(g) 6 mo. USD Term SOFR + 6.000%	141,754
	Zuora, Inc.
148,875	7.144%, 02/14/2032(g) 1 mo. USD Term SOFR + 3.500%	136,965

		3,867,553

Utilities: 0.6%
	Eastern Power LLC
1,293,461	8.394%, 04/03/2029(g) 1 mo. USD Term SOFR + 4.750%	1,301,086
	Grid Alliance Partners LLC
16,800	8.403%-8.424%, 07/01/2030(g) 1 mo. USD Term SOFR + 4.750%, 3 mo. USD Term SOFR + 4.750%	15,624
220,218	8.482%, 07/01/2032(g) 3 mo. USD Term SOFR + 4.750%	219,204

		1,535,914

TOTAL BANK LOANS (Cost $49,195,627)		47,722,645

CONVERTIBLE BONDS: 0.0%

Financial: 0.0%
	Kaisa Group Holdings Ltd.
115,152	0.000%, 12/31/2026(d)(h)	403
143,947	0.000%, 12/31/2027(d)(h)	1,080
230,305	0.000%, 12/31/2028(d)(h)	1,727
230,305	0.000%, 12/31/2029(d)(h)	1,727
287,882	0.000%, 12/31/2030(d)(h)	1,799
287,882	0.000%, 12/31/2031(d)(h)	1,080
543,106	0.000%, 12/31/2032(d)(h)	1,697

TOTAL CONVERTIBLE BONDS (Cost $1,711,094)		9,513

CORPORATE BONDS: 42.8%

Basic Materials: 1.5%
	AITX FinCo LLC
400,000	Series C 6.000%, 10/23/2035	396,734
	Compass Minerals International, Inc.
155,000	8.000%, 07/01/2030(d)	163,629

Principal Amount^		Value

Basic Materials (continued)
	Dow Chemical Co.
$ 100,000	6.900%, 05/15/2053(a)	$104,889
	Methanex U.S. Operations, Inc.
975,000	6.250%, 03/15/2032(d)	987,820
	Novelis Corp.
400,000	3.875%, 08/15/2031(d)	364,508
	Olin Corp.
1,280,000	6.625%, 04/01/2033(d)	1,265,545
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	118,071
	Unigel Luxembourg SA
59,891	11.000%, 12/31/2028(d)(l) Cash 11.000% + PIK Rate 12.000%	1,797
257,536	11.000%, 12/31/2028(l) Cash 11.000% + PIK Rate 12.000%	7,726
	WR Grace Holdings LLC
350,000	7.000%, 08/01/2033(d)	340,682

		3,751,401

Communications: 3.4%
	Altice France SA
152,439	6.875%, 07/15/2032(d)	147,958
	AMC Global Media, Inc.
4,000	4.250%, 02/15/2029	3,540
553,000	10.500%, 07/15/2032(d)	568,786
	Bell Telephone Co. of Canada or Bell Canada
200,000	6.875%, 09/15/2055(a)(f) 5 yr. CMT + 2.390%	204,540
	British Telecommunications Ltd.
200,000	4.875%, 11/23/2081(a)(d)(f) 5 yr. CMT + 3.493%	193,170
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	11,232
60,000	3.700%, 04/01/2051	37,403
40,000	5.250%, 04/01/2053(a)	31,332
70,000	6.834%, 10/23/2055	65,487
370,000	4.400%, 12/01/2061	240,071
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	305,521
	Cox Communications, Inc.
85,000	2.950%, 10/01/2050(d)	45,812
50,000	5.800%, 12/15/2053(d)	42,326
	CSC Holdings LLC
100,000	11.750%, 01/31/2029(d)	61,657
	ELK Grove Village Property LLC
780,000	7.500%, 06/15/2031(d)	786,916
	HUT 8 DC LLC
170,000	6.192%, 11/15/2042(d)	172,559
	iHeartCommunications, Inc.
104,000	7.750%, 08/15/2030(a)(d)	96,873
	McGraw-Hill Education, Inc.
38,000	8.000%, 08/01/2029(d)	38,100
	Meta Platforms, Inc.
75,000	6.300%, 05/15/2056	75,007
	Nexstar Media, Inc.
1,310,000	6.500%, 09/15/2033(d)	1,310,829

The accompanying notes are an integral part of these financial statements.

14	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Communications (continued)
	Paramount Global
$ 260,000	6.875%, 04/30/2036(a)	$244,385
12,000	5.900%, 10/15/2040	9,434
345,000	4.375%, 03/15/2043	223,595
90,000	5.850%, 09/01/2043	67,692
27,000	5.250%, 04/01/2044	18,577
28,000	4.900%, 08/15/2044	18,544
	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
625,000	5.700%, 04/15/2036(d)	594,982
	QTS Good News Facility
478,356	7.150%, 10/09/2028	477,845
185,467	7.800%, 10/09/2028	185,467
	Rakuten Group, Inc.
477,000	9.750%, 04/15/2029(d)	518,624
	Road Michigan Property Owner I LLC
170,000	7.500%, 03/30/2045(d)	169,663
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(f) 5 yr. CMT + 2.653%	153,708
	Surf Internet Telecom LLC
150,000	1.000%, 03/20/2050(f)	147,009
	TELUS Corp.
200,000	6.625%, 10/15/2055(f) 5 yr. CMT + 2.769%	202,911
200,000	7.000%, 10/15/2055(f) 5 yr. CMT + 2.709%	207,352
100,000	6.375%, 06/09/2056(f) 5 yr. CMT + 2.694%	100,038
100,000	6.625%, 06/09/2056(f) 5 yr. CMT + 2.515%	99,801
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	19,869
	Verizon Communications, Inc.
250,000	6.200%, 05/14/2056(f) 5 yr. CMT + 2.042%	252,834
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	76,022
	Vmed O2 U.K. Financing I PLC
400,000	6.750%, 01/15/2033(d)	339,352
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(f) 5 yr. CMT + 3.073%	78,218

		8,645,041

Consumer, Cyclical: 4.8%
	Banijay Gaming SAS
150,000 (EUR)	5.125%, 12/10/2031(d)	174,247
	Beach Acquisition Bidco LLC
100,000 (EUR)	5.250%, 07/15/2032(d)	116,426
	Boots Group Finco LP
200,000 (EUR)	5.375%, 08/31/2032(d)	234,986
	Clarios Global LP/Clarios U.S. Finance Co.
300,000 (EUR)	4.750%, 06/15/2031(d)	347,192
	Core & Main LP
50,000	6.000%, 07/01/2034(d)(j)	50,224
	Deuce Finco PLC
400,000 (GBP)	7.000%, 11/20/2031(d)	542,862

Principal Amount^		Value

Consumer, Cyclical (continued)
	Dorman Products, Inc.
$ 50,000	6.250%, 06/15/2034(d)	$50,625
	Essendi SA
200,000 (EUR)	5.375%, 05/15/2030(d)	233,441
200,000 (EUR)	5.625%, 05/15/2032(d)	233,245
	Ford Motor Credit Co. LLC
945,000	5.113%, 05/03/2029	938,916
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	30,886
	JetBlue Airways Corp./JetBlue Loyalty LP
1,905,000	9.875%, 09/20/2031(d)	1,727,991
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	96,171
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,472
	Macy’s Retail Holdings LLC
741,000	5.875%, 03/15/2030(d)	741,709
450,000	7.375%, 08/01/2033(a)(d)	473,025
	Motel One GmbH
80,000 (EUR)	7.750%, 04/02/2031(d)	97,431
	NCL Corp. Ltd.
250,000	5.875%, 01/15/2031(d)	242,825
135,000	6.750%, 02/01/2032(d)	134,770
	New Flyer Holdings, Inc.
125,000	9.250%, 07/01/2030(d)	134,479
	Newell Brands, Inc.
645,000	8.500%, 06/01/2028(d)	674,233
	Nordstrom, Inc.
1,985,000	4.375%, 04/01/2030	1,911,976
	Penn Entertainment, Inc.
74,000	4.125%, 07/01/2029(d)	70,947
112,000	6.750%, 04/01/2031(d)	112,635
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	87,915
	Quicktop Holdco AB
100,000 (EUR)	6.886%, 03/21/2030(d)(g) 3 mo. EURIBOR + 4.500%	117,897
	QXO Building Products, Inc.
200,000	6.750%, 04/30/2032(d)	206,649
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
175,000	6.625%, 03/01/2030(d)	149,759
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
125,000	6.625%, 05/01/2032(a)(d)	126,768
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	38,888
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	97,014
	Thunderbird 1 A Funded
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,472
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	96,171
	TVL Finance PLC
100,000 (EUR)	6.041%, 06/30/2030(a)(g) 3 mo. EURIBOR + 3.750%	97,272

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	15

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Cyclical (continued)
	Velocity Vehicle Group LLC
$ 100,000	8.000%, 06/01/2029(d)	$98,852
	Versuni Group BV
200,000 (EUR)	5.750%, 07/01/2033(d)(j)	225,701
	Wabash National Corp.
100,000	4.500%, 10/15/2028(a)(d)	92,968
	Whirlpool Corp.
100,000	4.500%, 06/01/2046	59,609
50,000	4.600%, 05/15/2050	29,901
	William Carter Co.
815,000	7.375%, 02/15/2031(a)(d)	843,049
	Wolverine World Wide, Inc.
74,000	4.000%, 08/15/2029(d)	69,779

		12,188,378

Consumer, Non-cyclical: 2.8%
	1261229 BC Ltd.
198,000	10.000%, 04/15/2032(d)	200,644
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(a)(d)	206,065
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
955,000	8.250%, 01/15/2030(a)(d)	984,452
	Bausch Health Cos., Inc.
658,000	4.875%, 06/01/2028(a)(d)	609,002
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	108,381
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	96,003
	Centene Corp.
755,000	3.000%, 10/15/2030	683,702
	Cidron Atrium SE
100,000 (EUR)	5.625%, 02/15/2033(d)	112,933
	CPI CG, Inc.
349,000	10.000%, 07/15/2029(d)	367,328
	Herc Holdings, Inc.
230,000	7.250%, 06/15/2033(d)	239,960
	Hertz Corp.
18,000	12.625%, 07/15/2029(d)	14,665
	Nexture SpA
140,000 (EUR)	5.329%, 07/30/2032(d)(g) 3 mo. EURIBOR + 3.125%	160,756
	Nidda Healthcare Holding GmbH
450,000 (EUR)	5.533%, 10/15/2032(d)(g) 3 mo. EURIBOR + 3.250%	516,168
	Organon & Co./Organon Foreign Debt Co-Issuer BV
1,215,000	5.125%, 04/30/2031(d)	1,202,553
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	112,311
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	898,294
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	190,714
	Surgery Center Holdings, Inc.
150,000	7.250%, 04/15/2032(a)(d)	152,033
	TriNet Group, Inc.
50,000	7.125%, 08/15/2031(d)	50,316

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Williams Scotsman, Inc.
$ 350,000	7.375%, 10/01/2031(d)	$362,624

		7,268,904

Energy: 2.7%
	BP Capital Markets PLC
50,000	6.125%, 03/18/2035(c)(f) 5 yr. CMT + 1.924%	50,904
	CQP Holdco LP/BIP-V Chinook Holdco LLC
300,000	7.500%, 12/15/2033(d)	313,762
	Crescent Energy Finance LLC
1,230,000	7.625%, 04/01/2032(d)	1,241,756
	CTL AZ Battery Property
99,933	6.730%, 02/20/2046	98,120
	CVR Energy, Inc.
300,000	7.875%, 02/15/2034(d)	296,937
	Energy Transfer LP
70,000	6.300%, 01/15/2056	70,563
	Global Partners LP/GLP Finance Corp.
25,000	6.875%, 01/15/2029	25,234
550,000	7.125%, 07/01/2033(d)	556,926
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034	270,546
	Hess Midstream Operations LP
1,800,000	5.875%, 03/01/2028(d)	1,813,693
	HF Sinclair Corp.
60,000	6.250%, 01/15/2035	62,406
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	123,609
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(a)(d)	100,651
	ONEOK, Inc.
100,000	7.150%, 01/15/2051	111,357
	Phillips 66 Co.
37,000	Series A 5.875%, 03/15/2056(f) 5 yr. CMT + 2.283%	36,738
37,000	Series B 6.200%, 03/15/2056(f) 5 yr. CMT + 2.166%	37,177
	Rockies Express Pipeline LLC
50,000	6.875%, 04/15/2040(d)	51,239
	Sunoco LP
1,005,000	7.000%, 05/01/2029(d)	1,033,194
	TransMontaigne Partners LLC
75,000	8.500%, 06/15/2030(d)	76,488
	Venture Global LNG, Inc.
30,000	9.500%, 02/01/2029(d)	32,331
50,000	9.000%, 09/30/2029(a)(c)(d)(f) 5 yr. CMT + 5.440%	48,843
50,000	9.875%, 02/01/2032(d)	53,398
270,000	6.625%, 06/15/2036(d)	266,304

		6,772,176

Financial: 20.8%
	Aegon Ltd.
685,000	5.500%, 04/11/2048(f) 6 mo. USD LIBOR + 3.540%	689,836
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	101,675

The accompanying notes are an integral part of these financial statements.

16	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Allianz SE
$ 200,000	6.550%, 10/30/2033(c)(d)(f) 5 yr. CMT + 2.317%	$203,410
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(k)	5,091
	American Coastal Insurance Corp.
255,000	6.250%, 12/15/2027	256,196
	American National Group, Inc.
250,000	7.000%, 12/01/2055(f) 5 yr. CMT + 3.183%	244,307
	Americo Life, Inc.
650,000	3.450%, 04/15/2031(d)	582,513
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)	141,340
	Arbor Realty SR, Inc.
835,000	7.875%, 07/15/2030(a)(d)	786,506
685,000	Series QIB 8.500%, 10/15/2027(d)	679,897
	Ardonagh Finco Ltd.
350,000 (EUR)	6.875%, 02/15/2031(d)	403,684
	Ascot Group Ltd.
1,465,000	6.349%, 06/15/2035(d)(f) 5 yr. CMT + 2.375%	1,474,878
	AXIS Specialty Finance LLC
1,995,000	4.900%, 01/15/2040(f) 5 yr. CMT + 3.186%	1,957,255
	Bank of America Corp.
2,300,000	Series RR 4.375%, 01/27/2027(c)(f) 5 yr. CMT + 2.760%	2,291,753
	Belrose Funding Trust II
550,000	6.792%, 05/15/2055(d)	565,696
	Blue Owl Finance LLC
550,000	6.250%, 04/18/2034	539,480
	Blue Owl Technology Finance Corp.
2,140,000	6.750%, 04/04/2029(a)	2,151,569
	Bowhead Specialty Holdings, Inc.
795,000	7.750%, 12/01/2030	784,990
	Brazilian Merchant Voucher Receivables Ltd.
75,424	4.180%, 04/07/2028(b)(f)	75,003
	Bread Financial Holdings, Inc.
995,000	6.750%, 05/15/2031(d)	1,018,699
	Ceamer Finance II LLC
153,448	6.920%, 11/15/2037	156,030
	Ceamer Finance III LLC
81,298	6.790%, 11/15/2039	82,184
	Citadel LP
25,000	6.375%, 01/23/2032(d)	26,065
	Citadel Securities Global Holdings LLC
250,000	6.200%, 06/18/2035(d)	255,922
	Citigroup, Inc.
500,000	Series EE 6.750%, 02/15/2030(c)(f) 5 yr. CMT + 2.572%	507,403
100,000	Series FF 6.950%, 02/15/2030(c)(f) 5 yr. CMT + 2.726%	102,344

Principal Amount^		Value

Financial (continued)
$ 270,000	Series HH 6.625%, 02/15/2031(c)(f) 5 yr. CMT + 3.001%	$275,199
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	52,192
	Compeer Financial ACA
1,390,000	Series QIB 7.875%, 02/15/2031(c)(d)(f) 5 yr. CMT + 4.155%	1,416,015
	Corebridge Financial, Inc.
169,000	6.875%, 12/01/2030(c)(f) 5 yr. CMT + 3.181%	175,968
2,095,000	6.875%, 12/15/2052(f) 5 yr. CMT + 3.846%	2,132,448
	Cushman & Wakefield U.S. Borrower LLC
22,000	6.750%, 05/15/2028(d)	22,029
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(c)(d)(f) 5 yr. CMT + 2.515%	203,981
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	822,981
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	325,683
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
1,125,000	5.950%, 09/17/2030(d)	1,078,696
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	133,763
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	170,244
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	212,533
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(f) 5 yr. CMT + 4.006%	948,013
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	190,781
700,000	6.693%, 07/15/2037(d)(f)(j) 1 day USD SOFR + 2.540%	702,663
540,000	7.500%, 04/01/2045(d)(f) 5 yr. CMT + 3.186%	572,114
	EQT AB
550,000	5.850%, 05/08/2035(d)	553,751
	Equitable Holdings, Inc.
500,000	6.700%, 03/28/2055(f) 5 yr. CMT + 2.390%	515,520
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	308,347
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(f) 10 yr. CMT + 3.864%	60,688
	Focus Financial Partners LLC
500,000	6.750%, 09/15/2031(d)	502,796
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	51,153
	FS KKR Capital Corp.
61,000	3.250%, 07/15/2027	59,429
510,000	3.125%, 10/12/2028(a)	480,497

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	17

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Galaxy Bidco Ltd.
$ 150,000 (GBP)	8.125%, 12/19/2029(d)	$205,952
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	121,283
1,460,000	7.950%, 10/15/2054(d)(f) 5 yr. CMT + 3.608%	1,471,573
465,000	7.250%, 03/01/2056(d)(f) 5 yr. CMT + 3.550%	456,062
	Goldman Sachs Group, Inc.
85,000	Series Z 6.850%, 02/10/2030(c)(f) 5 yr. CMT + 2.461%	87,536
	Golub Capital BDC, Inc.
160,000	6.000%, 07/15/2029	160,264
	Golub Capital Private Credit Fund
1,020,000	5.800%, 09/12/2029	1,009,338
	Grand River Funding Trust I
100,000	6.311%, 02/15/2036(d)	100,511
	Grand River Funding Trust II
100,000	7.280%, 02/15/2056(d)	104,283
	HA Sustainable Infrastructure Capital, Inc.
1,330,000	6.375%, 07/01/2034	1,358,718
935,000	6.750%, 07/15/2035	973,905
	Hunt Cos., Inc.
98,000	5.250%, 04/15/2029(d)	97,191
	Insured Lending 1 Ltd.
850,000 (EUR)	6.500%, 02/04/2032(d)	981,496
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	279,283
	Jefferies Finance LLC/JFIN Co-Issuer Corp.
595,000	5.000%, 08/15/2028(d)	575,182
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	271,630
280,000	6.250%, 01/15/2036	286,489
	Kaisa Group Holdings Ltd.
198,497	6.250%, 12/28/2028(d)(l) Cash 5.250% + PIK Rate 6.250%	4,466
135,615	7.721%, 12/28/2028(d)(l) Cash 6.721% + PIK Rate 7.721%	2,543
332,705	6.500%, 12/28/2029(d)(l) Cash 5.500% + PIK Rate 6.500%	7,486
401,503	6.750%, 12/28/2030(d)(l) Cash 5.750% + PIK Rate 6.750%	7,026
588,719	7.000%, 12/28/2031(d)(l) Cash 6.000% + PIK Rate 7.000%	9,935
570,658	7.250%, 12/28/2032(d)(l) Cash 6.250% + PIK Rate 7.250%	11,413
	Kane Bidco Ltd.
250,000 (GBP)	7.750%, 07/15/2031(d)	336,056
	KKR Core Holdings Co. LLC
80,074	4.000%, 08/12/2031	72,889
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	140,336
	Lincoln National Corp.
50,000	6.800%, 07/15/2056(f) 5 yr. CMT + 2.400%	49,963

Principal Amount^		Value

Financial (continued)
	Lvnv Funding LLC
$ 100,000	7.800%, 11/05/2028	$102,692
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(f) 5 yr. CMT + 2.911%	202,583
	MetLife, Inc.
175,000	5.850%, 03/15/2056(f) 5 yr. CMT + 1.817%	172,689
	MG Azalea LP
968,220	6.450%, 06/24/2032	964,215
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(f) 5 yr. CMT + 3.982%	1,028,421
	Nassau Cos., of New York
267,000	7.875%, 07/15/2030(d)	256,752
	Nationwide Financial Services, Inc.
295,000	6.750%, 05/15/2087	294,861
	Nippon Life Insurance Co.
400,000	6.500%, 04/30/2055(d)(f) 5 yr. CMT + 3.189%	419,558
	Oaktree Specialty Lending Corp.
81,000	7.100%, 02/15/2029(a)	82,671
	Oaktree Strategic Credit Fund
635,000	6.500%, 07/23/2029	639,827
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	263,131
	Omnis Funding Trust
250,000	6.722%, 05/15/2055(d)	261,457
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	49,002
400,000	6.750%, 09/15/2033	396,476
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(k)	3,400
	PartnerRe Finance B LLC
250,000	4.500%, 10/01/2050(f) 5 yr. CMT + 3.815%	241,791
	Pelagos Insurance Capital Ltd.
550,000	7.750%, 06/15/2055(f) 5 yr. CMT + 4.280%	581,991
	PennyMac Financial Services, Inc.
150,000	6.750%, 02/15/2034(d)	144,074
	PNC Financial Services Group, Inc.
2,455,000	Series T 3.400%, 09/15/2026(c)(f) 5 yr. CMT + 2.595%	2,454,590
	Prospect Capital Corp.
154,000	3.437%, 10/15/2028	144,443
	Reinsurance Group of America, Inc.
225,000	6.650%, 09/15/2055(f) 5 yr. CMT + 2.392%	228,328
	Rocket Cos., Inc.
300,000	6.500%, 06/15/2034(d)	307,969
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	463,400
	Sherwood Financing PLC
130,000 (EUR)	7.901%, 12/15/2029(a)(g) 3 mo. EURIBOR + 5.500%	149,642

The accompanying notes are an integral part of these financial statements.

18	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Shimao Group Holdings Ltd.
$ 9,677	5.950%, 07/21/2031(d)(l) Cash 5.000% + PIK Rate 6.000%	$169
	Starwood Property Trust, Inc.
1,035,000	4.375%, 01/15/2027(a)(d)	1,035,383
50,000	6.500%, 07/01/2030(d)	51,156
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	373,933
	Stonebriar ABF Issuer LLC
605,000	8.125%, 12/15/2030(d)	633,003
775,000	7.000%, 08/15/2031(d)(j)	775,582
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(f) 5 yr. CMT + 4.075%	51,729
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	318,334
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(a)(c)(f) 5 yr. CMT + 2.541%	919,521
	Unigel Netherlands Holding Corp. BV
336,431	15.000%, 12/31/2044(l) Cash 15.000% + PIK Rate 15.000%	6,729
	United Wholesale Mortgage LLC
600,000	5.500%, 04/15/2029(d)	558,547
	VFH Parent LLC/Valor Co-Issuer, Inc.
550,000	7.500%, 06/15/2031(d)	575,574
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	101,665
	Wells Fargo & Co.
250,000	Series GG-A 6.125%, 06/15/2031(c)(f) 5 yr. CMT + 2.340%	253,067
	Wilton RE Ltd.
166,000	6.000%, 10/22/2030(c)(d)(f) 5 yr. CMT + 5.266%	158,598
	Yuzhou Group Holdings Co. Ltd.
275,284	7.000%, 06/30/2027(l) Cash 6.000% + PIK Rate 7.000%	19,783
231,130	4.000%, 06/30/2028(l) PIK Rate 4.000%	8,472
403,462	4.500%, 06/30/2029(l) Cash 4.500% + PIK Rate 4.500%	14,121
539,842	5.000%, 06/30/2030(l) Cash 5.000% + PIK Rate 5.000%	16,195
759,122	5.500%, 06/30/2031(l) Cash 5.500% + PIK Rate 5.500%	23,723
233,900	1.000%, 06/30/2034(l)	2,631

		52,985,897

Industrial: 1.5%
	Biffa Group Holdings Ltd.
150,000 (EUR)	5.250%, 06/15/2031(d)	172,203
100,000 (GBP)	7.380%, 06/15/2031(d)	134,063
	Boeing Co.
80,000	7.008%, 05/01/2064	91,452
	Builders FirstSource, Inc.
550,000	6.750%, 05/15/2035(a)(d)	561,353

Principal Amount^		Value

Industrial (continued)
	CML Fontainebleau Vegas
$ 250,000	(0.081%), 01/31/2028(f)(i)	$255,453
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	67,250
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(a)(d)	22,200
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(a)(d)	101,015
	Masterbrand, Inc.
1,645,000	7.000%, 07/15/2032(a)(d)	1,668,765
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2030(d)	102,285
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	99,211
	Sealed Air Corp.
150,000	6.875%, 07/15/2033(d)	149,123
	Standard Building Solutions, Inc.
121,000	6.500%, 08/15/2032(d)	121,807
	Textron Financial Corp.
185,000	5.648%, 02/15/2067(d)(f) 3 mo. USD Term SOFR + 1.997%	170,710
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	153,870

		3,870,760

Technology: 1.6%
	Capstone Borrower, Inc.
150,000	8.000%, 06/15/2030(d)	142,340
	CoreWeave, Inc.
1,380,000	9.250%, 06/01/2030(a)(d)	1,391,608
1,010,000	9.000%, 02/01/2031(a)(d)	998,640
	Dye & Durham Ltd.
26,000	8.625%, 04/15/2029(d)	18,249
	Open Text Corp.
445,000	3.875%, 12/01/2029(d)	409,485
	Oracle Corp.
80,000	5.200%, 09/26/2035	75,005
50,000	5.875%, 09/26/2045	43,955
50,000	5.950%, 09/26/2055	42,680
	SS&C Technologies, Inc.
400,000	6.500%, 06/01/2032(d)	403,685
	TeamSystem SpA
400,000 (EUR)	5.454%, 07/01/2032(d)(g) 3 mo. EURIBOR + 3.250%	449,579
100,000 (EUR)	6.500%, 07/01/2032(d)(j)	114,142
	VC3, Inc.
31	3.500%, 10/15/2041	31

		4,089,399

Utilities: 3.7%
	American Electric Power Co., Inc.
155,000	Series C 5.800%, 03/15/2056(f) 5 yr. CMT + 2.128%	154,213
155,000	Series D 6.050%, 03/15/2056(f) 5 yr. CMT + 1.940%	154,157
	Atlantica Sustainable Infrastructure PLC
1,770,000	4.125%, 06/15/2028(d)	1,743,564

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	19

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Utilities (continued)
	CMS Energy Corp.
$ 60,000	6.500%, 06/01/2055(f) 5 yr. CMT + 1.961%	$61,471
	Edison International
1,230,000	7.875%, 06/15/2054(f) 5 yr. CMT + 3.658%	1,265,890
	Eversource Energy
125,000	Series B 6.350%, 08/15/2056(f) 5 yr. CMT + 2.325%	125,151
	NextEra Energy Capital Holdings, Inc.
1,050,000	6.750%, 06/15/2054(f) 5 yr. CMT + 2.457%	1,093,997
50,000	Series CC 6.625%, 10/01/2066(f) 5 yr. CMT + 1.685%	50,794
	PacifiCorp
150,000	7.375%, 09/15/2055(f) 5 yr. CMT + 3.319%	151,638
	Sierra Pacific Power Co.
350,000	6.375%, 09/15/2056(f) 5 yr. CMT + 2.638%	350,064
	Southern Co.
55,000	6.000%, 04/01/2058(f) 5 yr. CMT + 1.993%	55,149
2,074,000	Series 21-A 3.750%, 09/15/2051(f) 5 yr. CMT + 2.915%	2,071,034
	Spire, Inc.
200,000	6.450%, 06/01/2056(f) 5 yr. CMT + 2.327%	201,380
	XPLR Infrastructure Operating Partners LP
1,905,000	8.375%, 01/15/2031(a)(d)	2,032,782

		9,511,284

TOTAL CORPORATE BONDS (Cost $112,584,956)		109,083,240

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.4%
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	942,184
	U.S. Treasury Notes
1,400,000	4.625%, 09/15/2026(n)	1,402,447
1,900,000	4.375%, 12/15/2026(n)	1,904,630
1,700,000	4.250%, 03/15/2027(n)	1,702,907
1,900,000	4.625%, 06/15/2027(n)	1,909,454
1,650,000	3.375%, 09/15/2027(n)	1,635,434
1,500,000	4.000%, 12/15/2027(n)	1,496,953
1,700,000	3.875%, 03/15/2028(n)	1,692,430
1,100,000	3.875%, 06/15/2028	1,094,435

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $13,846,248)		13,780,874

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(b)	51,925

TOTAL LIMITED PARTNERSHIPS (Cost $0)		51,925

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES: 13.1%
	Acrec Fl 3 LLC
$ 150,000	Series 2025-FL3-C 5.928%, 08/18/2042(d)(g) 1 mo. USD Term SOFR + 2.291%	$150,503
	ACRES Commercial Realty Issuer LLC
300,000	Series 2026-FL4-C 5.887%, 08/18/2044(d)(g) 1 mo. USD Term SOFR + 2.250%	300,733
	Alternative Loan Trust
41,088	Series 2003-22CB-1A1 5.750%, 12/25/2033	41,620
158,197	Series 2004-13CB-A4 2.233%, 07/25/2034(i)(o)	118,771
22,957	Series 2004-16CB-1A1 5.500%, 07/25/2034	22,693
17,400	Series 2004-16CB-3A1 5.500%, 08/25/2034	17,204
16,113	Series 2004-J10-2CB1 6.000%, 09/25/2034	16,296
273,910	Series 2006-31CB-A7 6.000%, 11/25/2036	143,862
164,701	Series 2007-16CB-2A1 4.213%, 08/25/2037(g) 1 mo. USD Term SOFR + 0.564%	49,298
47,693	Series 2007-16CB-2A2 23.227%, 08/25/2037(g) -8.333*1 mo. USD Term SOFR + 53.629%	61,150
318,389	Series 2007-16CB-4A2 17.023%, 08/25/2037(g) -6*1 mo. USD Term SOFR + 38.913%	395,663
312,489	Series 2007-19-1A34 6.000%, 08/25/2037	150,204
850,160	Series 2007-20-A12 6.250%, 08/25/2047	437,286
82,824	Series 2007-OA4-A1 4.103%, 05/25/2047(g) 1 mo. USD Term SOFR + 0.454%	76,931
89,721	Series 2007-OA7-A1A 4.123%, 05/25/2047(g) 1 mo. USD Term SOFR + 0.474%	84,104
	American Home Mortgage Investment Trust
135,060	Series 2006-1-11A1 4.043%, 03/25/2046(g) 1 mo. USD Term SOFR + 0.394%	124,939
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 5.893%, 01/15/2037(d)(g) 30 day USD SOFR Average + 2.300%	420,067
	Atrium Hotel Portfolio Trust
860,000	Series 2025-ATRM-D 6.925%, 08/15/2042(d)(g) 1 mo. USD Term SOFR + 3.300%	869,761
	BAHA Trust
870,000	Series 2024-MAR-C 7.766%, 12/10/2041(d)(f)	897,281
	Banc of America Alternative Loan Trust
17,183	Series 2003-8-1CB1 5.500%, 10/25/2033	17,263

The accompanying notes are an integral part of these financial statements.

20	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Banc of America Funding Trust
$ 14,104	Series 2005-7-3A1 5.750%, 11/25/2035	$14,314
158,250	Series 2006-B-7A1 4.161%, 03/20/2036(f)	140,076
11,747	Series 2007-4-5A1 5.500%, 11/25/2034	10,301
	Banc of America Mortgage Trust
4,849	Series 2005-A-2A1 4.750%, 02/25/2035(f)	4,745
	BCAP LLC Trust
114,715	Series 2010-RR6-6A2 4.285%, 07/26/2037(d)(f)	49,835
1,560,333	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	867,083
	BDS LLC
150,000	Series 2025-FL14-C 5.532%, 10/17/2042(d)(g) 1 mo. USD Term SOFR + 1.893%	150,062
	Bear Stearns Asset-Backed Securities I Trust
262,761	Series 2006-AC1-1A1 6.250%, 02/25/2036(e)	116,262
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(f)	435,918
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 6.269%, 07/15/2039(d)(g) 1 mo. USD Term SOFR + 2.644%	100,136
	BX Commercial Mortgage Trust
86,725	Series 2024-AIRC-C 6.215%, 08/15/2041(d)(g) 1 mo. USD Term SOFR + 2.590%	87,198
	BX Trust
143,925	Series 2024-VLT4-D 6.065%, 06/15/2041(d)(g) 1 mo. USD Term SOFR + 2.440%	144,162
	BXHPP Trust
200,000	Series 2021-FILM-C 4.839%, 08/15/2036(d)(g) 1 mo. USD Term SOFR + 1.214%	174,823
	BXMT Ltd.
250,000	Series 2020-FL2-D 5.951%, 02/15/2038(d)(g) 1 mo. USD Term SOFR + 2.314%	248,271
	Capmark Military Housing Trust
87,877	Series 2007-AET2-A 6.063%, 10/10/2052(d)	84,224
	CD Mortgage Trust
708,372	Series 2017-CD4-XA 1.356%, 05/10/2050(f)(p)	3,043
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.240%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 3.614%	22,957
187,584	Series 2014-FL2-COL2 8.240%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 4.614%	6,800

Principal Amount^		Value
	CitiMortgage Alternative Loan Trust
$ 107,845	Series 2006-A5-1A13 4.213%, 10/25/2036(g) 1 mo. USD Term SOFR + 0.564%	$83,169
	CoBank ACB
1,160,000	Series N 6.750%, 07/01/2031(c)(f) 5 yr. CMT + 2.620%	1,170,177
	COLT Mortgage Loan Trust
93,378	Series 2025-3-A3 5.707%, 03/25/2070(d)(e)	93,263
	COMM Mortgage Trust
435,016	Series 2012-CR3-B 3.922%, 10/15/2045(d)	424,605
	Countrywide Home Loan Mortgage Pass-Through Trust
2,366	Series 2004-HYB4-2A1 4.939%, 09/20/2034(f)	2,286
114,209	Series 2007-10-A5 6.000%, 07/25/2037	48,211
	Credit Suisse First Boston Mortgage Securities Corp.
845,114	Series 2005-11-7A1 6.000%, 12/25/2035	400,146
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
22,811	Series 2003-27-4A4 5.750%, 11/25/2033	22,977
	Credit Suisse Mortgage-Backed Trust
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	39,487
21,244	Series 2007-2-2A5 5.000%, 03/25/2037	15,908
	CSMC Trust
80,174	Series 2021-RPL4-A1 4.148%, 12/27/2060(d)(f)	79,972
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
53,087	Series 2006-PR1-3A1 6.888%, 04/15/2036(d)(g) -1.4*1 mo. USD Term SOFR + 11.964%	48,679
	DSLA Mortgage Loan Trust
82,419	Series 2005-AR5-2A1A 4.414%, 09/19/2045(g) 1 mo. USD Term SOFR + 0.774%	43,183
	Easy Street Mortgage Loan Trust
500,000	Series 2025-RTL2-A1 5.606%, 10/25/2040(d)(e)	499,365
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,334,592	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(f)(p)	74,592
	First Horizon Alternative Mortgage Securities Trust
201,625	Series 2007-FA4-1A7 6.000%, 08/25/2037	59,366
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,581,863	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(f)(p)	151,637

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	21

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates (Continued)
$ 3,908,045	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(f)(p)	$183,960
	FREMF Mortgage Trust
3,747,222	Series 2025-K170-D 2.411%, 02/25/2063(d)(i)(o)	1,688,246
61,022,478	Series 2025-K170-X2A 0.100%, 02/25/2063(d)(p)	347,062
13,864,625	Series 2025-K170-X2B 0.100%, 02/25/2063(d)(p)	81,421
	FS Rialto Issuer LLC
100,000	Series 2025-FL10-C 5.785%, 08/19/2042(d)(g) 1 mo. USD Term SOFR + 2.146%	100,537
	FS Rialto Issuer Ltd.
275,000	Series 2021-FL3-D 6.248%, 11/16/2036(d)(g) 1 mo. USD Term SOFR + 2.614%	275,705
	GCAT Trust
15,662	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(f)	15,325
67,653	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(e)	67,345
90,030	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(e)	89,800
42,557	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(e)	42,767
199,864	Series 2025-NQM1-A3 5.829%, 11/25/2069(d)(e)	200,208
	GS Mortgage Securities Corp. Trust
200,000	Series 2020-DUNE-E 6.390%, 12/15/2036(d)(g) 1 mo. USD Term SOFR + 2.764%	191,147
	GSR Mortgage Loan Trust
23,468	Series 2005-4F-6A1 6.500%, 02/25/2035	22,956
489,727	Series 2005-9F-2A1 6.000%, 01/25/2036	209,723
32,404	Series 2005-AR6-4A5 5.073%, 09/25/2035(f)	29,491
	HarborView Mortgage Loan Trust
145,000	Series 2006-12-2A2A 4.134%, 01/19/2038(g) 1 mo. USD Term SOFR + 0.494%	131,266
	HOMES Trust
100,255	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(e)	100,481
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.102%, 11/25/2056(d)(f)	1,562,353
	IndyMac INDX Mortgage Loan Trust
89,475	Series 2004-AR7-A5 4.983%, 09/25/2034(g) 1 mo. USD Term SOFR + 1.334%	72,672
153,479	Series 2005-AR11-A3 3.609%, 08/25/2035(f)	110,187

Principal Amount^		Value
	JP Morgan Chase Commercial Mortgage Securities Trust
$88,863	Series 2012-LC9-C 3.691%, 12/15/2047(d)(f)	$87,351
314,655	Series 2016-JP2-XA 1.725%, 08/15/2049(f)(p)	14
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(f)(p)	6,500
879	Series 2019-UES-G 4.452%, 05/05/2032(d)(f)	879
	JP Morgan Mortgage Trust
132,096	Series 2004-S1-2A1 6.000%, 09/25/2034	135,630
4,078	Series 2007-A1-4A2 6.032%, 07/25/2035(b)(f)	4,099
516,646	Series 2007-S3-1A97 6.000%, 08/25/2037	216,074
	JPMDB Commercial Mortgage Securities Trust
165,840	Series 2017-C5-XA 1.030%, 03/15/2050(f)(p)	247
	KREF Ltd.
60,105	Series 2021-FL2-AS 5.051%, 02/15/2039(d)(g) 1 mo. USD Term SOFR + 1.414%	60,082
	Legacy Mortgage Asset Trust
408,209	Series 2021-GS2-A1 5.750%, 04/25/2061(d)(e)	408,795
119,631	Series 2021-GS3-A1 5.750%, 07/25/2061(d)(e)	119,868
	Lehman Mortgage Trust
379,022	Series 2006-2-2A3 5.750%, 04/25/2036	381,837
608,941	Series 2007-1-1A2 5.750%, 02/25/2037	602,168
	Lehman XS Trust
58,157	Series 2006-2N-1A1 4.283%, 02/25/2046(g) 1 mo. USD Term SOFR + 0.634%	53,656
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 5.778%, 08/17/2042(d)(g) 1 mo. USD Term SOFR + 2.141%	100,006
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE6-D 6.590%, 11/15/2038(d)(g) 1 mo. USD Term SOFR + 2.964%	100,104
	LSTAR Securities Investment Ltd.
96,198	Series 2024-1-A 7.692%, 01/01/2029(d)(g) 30 day USD SOFR Average + 4.100%	97,747
	Master Alternative Loan Trust
8,990	Series 2003-9-4A1 5.250%, 11/25/2033	9,013
6,356	Series 2004-5-1A1 5.500%, 06/25/2034	6,376
6,366	Series 2004-5-2A1 6.000%, 06/25/2034	6,491
37,060	Series 2004-8-2A1 6.000%, 09/25/2034	37,058
	Merrill Lynch Mortgage Investors Trust
570	Series 2006-2-2A 5.368%, 05/25/2036(f)	566
	Metis Issuer 1 LLC
250,000	6.892%, 05/15/2055	246,598

The accompanying notes are an integral part of these financial statements.

22	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Mill City Mortgage Loan Trust
$ 305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(f)	$255,440
	Mill City Securities Ltd.
121,940	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(e)	118,690
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(e)	145,706
31,966	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(e)	30,975
	Morgan Stanley Mortgage Loan Trust
190,925	Series 2006-7-3A 5.036%, 06/25/2036(f)	95,399
222,350	Series 2007-13-6A1 6.000%, 10/25/2037	112,125
	Morgan Stanley Residential Mortgage Loan Trust
9,174,351	Series 2026-NQM1-A 0.322%, 12/25/2070(d)(f)(p)	82,175
170,000	Series 2026-NQM1-B1 6.180%, 12/25/2070(d)(f)	166,862
190,000	Series 2026-NQM1-B2 6.773%, 12/25/2070(d)(f)	184,251
107,442	Series 2026-NQM1-B3 6.773%, 12/25/2070(d)(f)	95,190
9,174,351	Series 2026-NQM1-XS 1.825%, 12/25/2070(d)(f)(p)	365,258
	New Residential Mortgage Loan Trust
215,368	Series 2025-NQM3-A3 5.985%, 05/25/2065(d)(e)	215,950
	NLT Trust
384,804	Series 2025-NQM1-PT 7.465%, 10/25/2070(d)(f)	400,241
	OBX Trust
500,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(f)	502,456
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(f)	150,545
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,384
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(f)	151,094
68,511	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(e)	68,857
	PFP Ltd.
99,553	Series 2024-11-B 6.102%, 09/17/2039(d)(g) 1 mo. USD Term SOFR + 2.490%	99,825
	Residential Accredit Loans, Inc.
185,489	Series 2006-QS17-A5 6.000%, 12/25/2036	155,744
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.123%, 06/25/2046(g) 1 mo. USD Term SOFR + 0.474%	73,983
259,089	Series 2007-QS1-2A10 6.000%, 01/25/2037	200,696

Principal Amount^		Value
	Residential Asset Securitization Trust
$ 225,225	Series 2007-A1-A8 6.000%, 03/25/2037	$66,813
	Residential Funding Mtg Sec I Trust
225,783	Series 2006-S4-A5 6.000%, 04/25/2036	180,581
	Saluds Grade Alternative Mortgage Trust
200,000	Series 2025-RRTL1-A2 5.657%, 10/25/2040(d)(e)	198,464
	Starwood Ltd.
200,000	Series 2021-FL2-C 5.852%, 04/18/2038(d)(g) 1 mo. USD Term SOFR + 2.214%	199,998
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 6.750%, 11/15/2027(b)(d)(g)	258
980,000	Series 2014-STAR-D 6.750%, 11/15/2027(b)(d)(g)	781
950,000	Series 2014-STAR-E 6.750%, 11/15/2027(b)(d)(g)	686
	Structured Adjustable Rate Mortgage Loan Trust
391,680	Series 2005-14-A1 4.073%, 07/25/2035(g) 1 mo. USD Term SOFR + 0.424%	223,091
340,703	Series 2008-1-A2 4.344%, 10/25/2037(f)	276,149
	Structured Asset Securities Corp.
3,692,541	Series 2007-4-1A3 2.487%, 03/28/2045(d)(g)(p) -1*1 mo. USD Term SOFR + 6.136%	170,435
	STWD Ltd.
100,000	Series 2022-FL3-D 6.343%, 11/15/2038(d)(g) 30 day USD SOFR Average + 2.750%	99,451
	TRTX Issuer Ltd.
150,000	Series 2025-FL6-B 5.684%, 09/18/2042(d)(g) 1 mo. USD Term SOFR + 2.046%	149,761
150,000	Series 2025-FL7-C 5.837%, 06/18/2043(d)(g) 1 mo. USD Term SOFR + 2.200%	150,766
	Uniform Mortgage-Backed Security, TBA
1,461,127	5.000%(q)	1,438,073
2,510,000	3.000%(q)	2,192,869
365,282	5.000%(q)	359,090
3,495,038	5.500%(q)	3,505,535
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(f)	1,563,807
106,456	Series 2025-2-A3 5.662%, 03/25/2070(d)(e)	106,526
	Wells Fargo Alternative Loan Trust
56,107	Series 2007-PA2-3A1 4.113%, 06/25/2037(g) 1 mo. USD Term SOFR + 0.464%	41,695
	Wells Fargo Commercial Mortgage Trust
94,631	Series 2016-BNK1-XA 1.885%, 08/15/2049(f)(p)	5
135,000	Series 2016-C36-B 3.671%, 11/15/2059(f)	128,131

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	23

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage-Backed Securities Trust
$ 29,519	Series 2006-AR19-A1 6.289%, 12/25/2036(f)	$27,174

TOTAL MORTGAGE-BACKED SECURITIES (Cost $38,950,865)		33,368,658

MUNICIPAL BONDS: 0.0%

Indiana: 0.0%
	County of Knox
5,000	Series B 5.900%, 04/01/2034	4,978

TOTAL MUNICIPAL BONDS (Cost $4,784)		4,978

Shares

SHORT-TERM INVESTMENTS: 11.6%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 5.3%
13,431,002	State Street Navigator Securities Lending Government Money Market Portfolio, 3.660%(r)(s)	13,431,002

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $13,431,002)		13,431,002

MONEY MARKET FUNDS: 3.5%
8,868,117	State Street Institutional Treasury Money Market Fund - Premier Class, 3.590%(r)	8,868,117

TOTAL MONEY MARKET FUNDS (Cost $8,868,117)		8,868,117

Principal Amount^

REPURCHASE AGREEMENTS: 2.2%
$5,506,281	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $5,612,400, U.S. Treasury Notes, 3.625%, due 03/31/2028, value $5,617,164] (proceeds $5,506,443)	5,506,281

TOTAL REPURCHASE AGREEMENTS (Cost $5,506,281)		5,506,281

Principal Amount^		Value

TREASURY BILLS: 0.6%
	U.S. Treasury Bills
$1,200,000	3.441%, 07/23/2026(i)(t)	$1,197,362
375,000	3.539%, 09/24/2026(i)(t)	371,754

TOTAL TREASURY BILLS (Cost $1,569,192)		1,569,116

TOTAL SHORT-TERM INVESTMENTS (Cost $29,374,592)		29,374,516

TOTAL PURCHASED OPTIONS (Cost $199,615): 0.0%		22,684

TOTAL INVESTMENTS (Cost: $297,683,762): 108.2%		275,471,796

Liabilities in Excess of Other Assets: (8.2)%		(20,760,043)

NET ASSETS: 100.0%		$254,711,753

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security, or portion thereof, is out on loan.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Perpetual Call.
(d)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2026.
(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2026.
(g)	Floating Interest Rate at June 30, 2026.
(h)	Security is not accruing interest.
(i)	The rate shown represents yield-to-maturity.
(j)	When issued security.
(k)	Security is currently in default and/or non-income producing.
(l)	Pay-in-kind security.
(m)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

The accompanying notes are an integral part of these financial statements.

24	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

(n)

Securities with an aggregate fair value of $9,320,900 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, securities sold short and futures positions.

(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(r)	The rate disclosed is the 7 day net yield as of June 30, 2026.
(s)	Represents security purchased with cash collateral received for securities on loan.
(t)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS—At June 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Grid Alliance Partners LLC, 0.500%, 07/1/2030	$103,200	$95,976	$(7,224)
MB2 Dental Solutions LLC, 0.000%, 02/13/2031	8,500	7,437	(1,063)
HIG Operations Holdings, Inc., 0.500%, 06/11/2031	7,866	7,886	20
Secretariat Advisors LLC, 4.000%, 02/28/2032	10,752	10,571	(181)
Cliffwater LLC, 0.375%, 04/22/2032	10,000	9,200	(800)
Vacation Rental Brands, LLC, 1.000%, 05/6/2032	92,560	91,634	(926)
Curriculum Associates, LLC, 1.000%, 05/7/2032	43,695	43,695	—
Grid Alliance Partners LLC, 0.500%, 07/1/2032	8,228	8,228	—
Liquid Tech Solutions LLC, 1.000%, 10/12/2032	13,375	13,283	(92)
Azuria Water Solutions, Inc., 0.000%, 04/25/2033	16,000	15,989	(11)

TOTAL		$303,899	$(10,277)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	25

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at June 30, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	$97.50	9/11/2026	118	$28,343,600	$1,475	$43,840	$(42,365)
3-Month SOFR Futures	Bank of America N.A.	97.50	3/12/2027	84	20,135,850	8,400	47,265	(38,865)

Total						9,875	91,105	(81,230)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @3.250%, terminating 12/28/26	Bank of America N.A.	Pay	12/28/2026	1,173,000	$1,173,000	977	5,748	(4,771)
USD - Secured Overnight Financing Rate (SOFR) strike @3.250%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	1,172,000	1,172,000	976	5,719	(4,743)
USD - Secured Overnight Financing Rate (SOFR) strike @3.300%, terminating 9/25/26	BNP Paribas SA	Pay	9/25/2026	1,411,000	1,411,000	276	5,609	(5,333)
USD - Secured Overnight Financing Rate (SOFR) strike @3.300%, terminating 9/25/26	Toronto- Dominion Bank	Pay	9/25/2026	702,000	702,000	137	2,668	(2,531)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Barclays Bank Plc	Pay	9/21/2026	1,078,000	1,078,000	773	10,187	(9,414)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	BNP Paribas SA	Pay	9/21/2026	1,079,000	1,079,000	731	10,768	(10,037)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Morgan Stanley & Co.	Pay	9/21/2026	1,079,000	1,079,000	774	9,981	(9,207)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Toronto- Dominion Bank	Pay	9/21/2026	1,079,000	1,079,000	774	11,329	(10,555)
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/24/26	Bank of America N.A.	Pay	12/24/2026	704,000	704,000	776	3,823	(3,047)
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/24/26	Barclays Bank Plc	Pay	12/24/2026	703,000	703,000	775	3,810	(3,035)

The accompanying notes are an integral part of these financial statements.

26	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at June 30, 2026 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	1,173,000	$1,173,000	$1,422	$6,369	$(4,947)
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/28/26	Morgan Stanley & Co.	Pay	12/28/2026	2,110,000	2,110,000	2,558	11,183	(8,625)
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/24/26	JPMorgan Chase Bank N.A.	Pay	9/24/2026	1,410,000	1,410,000	476	5,887	(5,411)
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/24/26	Toronto- Dominion Bank	Pay	9/24/2026	703,000	703,000	238	3,164	(2,926)
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/28/26	Barclays Bank Plc	Pay	9/28/2026	1,887,000	1,887,000	696	8,208	(7,512)
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/28/26	Toronto- Dominion Bank	Pay	9/28/2026	922,000	922,000	450	4,057	(3,607)

Total						12,809	108,510	(95,701)

Total Purchased Options						$22,684	$199,615	$(176,931)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	27

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2026 (Unaudited)

At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2026	Fund Delivering	U.S. $ Value at June 30, 2026	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/15/2026	USD	$6,670,702	EUR	$6,580,511	$90,191	$—
	7/15/2026	USD	1,254,236	GBP	1,239,563	14,673	—
Barclays Bank Plc	7/15/2026	EUR	114,225	USD	113,790	435	—
	7/15/2026	USD	165,646	EUR	165,627	19	—

			$8,204,809		$8,099,491	$105,318	$—

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2026 (Unaudited) (a)
Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Australian Treasury 10-Year Bonds Futures	10	$760,508	$759,333	9/15/2026	$10,308
U.S. Treasury 10-Year Note Futures	23	2,524,559	2,527,484	9/21/2026	2,925
U.S. Treasury 2-Year Note Futures	15	3,093,654	3,091,992	9/30/2026	(1,662)
U.S. Treasury 2-Year Note Futures	45	9,276,433	9,275,977	9/30/2026	(456)
U.S. Treasury Long Bond Futures	14	1,545,037	1,589,000	9/21/2026	43,963
U.S. Treasury 5-Year Note Futures	15	1,599,631	1,605,703	9/30/2026	6,072

Total Long					$61,150

Total Futures Contracts					$61,150

(a)	Goldman Sachs & Co. and Bank of America N.A. are the counterparties for Open Futures Contracts held by the Fund at June 30, 2026.

The accompanying notes are an integral part of these financial statements.

28	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SWAP at June 30, 2026 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 3,200,000	4/23/2035	1 Day SOFR + 0.000%	3.849	Annually	$32,792	$(44,077)	$76,869
$ 2,850,000	5/09/2040	1 Day SOFR + 0.000%	3.914	Annually	67,508	292	67,216
$ 1,500,000	11/17/2045	1 Day SOFR + 0.000%	4.021	Annually	41,867	319	41,548

					$142,167	$(43,466)	$185,633

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2026	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
iTraxx Europe S45 1.000%, 06/20/2031	6/20/2031	(1.000%)	0.520%	EUR (2,100,000)	Quarterly	$(53,797)	$(42,696)	$(11,101)

Total Buy Protection						$(53,797)	$(42,696)	$(11,101)

Sell Protection
CDX North America Investment Grade Index Series 46 1 1.000%, 06/20/2031	6/20/2031	1.000%	0.513%	$2,400,000	Quarterly	$52,656	$48,233	$4,423

Total Sell Protection						$52,656	$48,233	$4,423

Total						$(1,141)	$5,537	$(6,678)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade d Index Series 46 and iTraxx Europe Series 45.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	29

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SWAP at June 30, 2026 (Unaudited) (Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2026	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 V2 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	2.434%	$(48,000)	Quarterly	$(4,851)	$(3,024)	$(1,827)

Total Buy Protection							$(4,851)	$(3,024)	$(1,827)

The accompanying notes are an integral part of these financial statements.

30	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	$98.00	9/11/2026	(118)	$(28,343,600)	$(1,475)	$(21,323)	$19,848
3-Month SOFR Futures	Bank of America N.A.	98.00	3/12/2027	(84)	(20,135,850)	(5,775)	(24,266)	18,491

Total						(7,250)	(45,589)	38,339

INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	7,350.00	7/2/2026	(2)	(1,499,872)	(814)	(10,898)	10,084
S&P 500 Index	UBS Securities LLC	7,370.00	7/2/2026	(4)	(2,999,744)	(2,084)	(20,676)	18,592
S&P 500 Index	UBS Securities LLC	7,400.00	7/2/2026	(9)	(6,749,424)	(6,939)	(45,391)	38,452
S&P 500 Index	UBS Securities LLC	7,130.00	7/10/2026	(5)	(3,749,680)	(2,420)	(33,595)	31,175
S&P 500 Index	UBS Securities LLC	7,350.00	7/10/2026	(2)	(1,499,872)	(4,038)	(7,978)	3,940
S&P 500 Index	UBS Securities LLC	7,360.00	7/10/2026	(2)	(1,499,872)	(3,854)	(12,338)	8,484
S&P 500 Index	UBS Securities LLC	7,375.00	7/10/2026	(1)	(749,936)	(2,280)	(5,539)	3,259
S&P 500 Index	UBS Securities LLC	7,400.00	7/10/2026	(5)	(3,749,680)	(13,720)	(31,915)	18,195
S&P 500 Index	UBS Securities LLC	7,225.00	7/17/2026	(7)	(5,249,552)	(13,300)	(48,803)	35,503
S&P 500 Index	UBS Securities LLC	7,330.00	7/17/2026	(3)	(2,249,808)	(9,090)	(15,037)	5,947
S&P 500 Index	UBS Securities LLC	7,350.00	7/17/2026	(7)	(5,249,552)	(24,045)	(35,503)	11,458
S&P 500 Index	UBS Securities LLC	7,180.00	7/24/2026	(13)	(9,749,168)	(32,825)	(84,206)	51,381
S&P 500 Index	UBS Securities LLC	7,290.00	7/24/2026	(3)	(2,249,808)	(12,000)	(20,267)	8,267
S&P 500 Index	UBS Securities LLC	7,330.00	7/24/2026	(1)	(749,936)	(4,766)	(6,249)	1,483
S&P 500 Index	UBS Securities LLC	7,180.00	7/31/2026	(1)	(749,936)	(3,795)	(7,759)	3,964

Total						(135,970)	(386,154)	250,184

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	BNP Paribas SA	Receive	8/13/2026	(1,295,000)	(1,295,000)	-	(4,209)	4,209
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	Morgan Stanley & Co.	Receive	8/13/2026	(1,295,000)	(1,295,000)	(9)	(4,144)	4,135
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	BNP Paribas SA	Receive	8/14/2026	(1,480,000)	(1,480,000)	-	(4,736)	4,736
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	Toronto-Dominion Bank	Receive	8/14/2026	(1,480,000)	(1,480,000)	(13)	(4,803)	4,790
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	Barclays Bank Plc	Receive	8/19/2026	(925,000)	(925,000)	(13)	(2,960)	2,947
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	BNP Paribas SA	Receive	8/19/2026	(925,000)	(925,000)	(13)	(2,960)	2,947

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	31

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2026 (Unaudited) (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Call (Continued)
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Barclays Bank Plc	Receive	9/21/2026	(1,078,000)	$(1,078,000)	$(119)	$(3,773)	$3,654
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	BNP Paribas SA	Receive	9/21/2026	(1,079,000)	(1,079,000)	(120)	(3,830)	3,710
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Morgan Stanley & Co.	Receive	9/21/2026	(1,079,000)	(1,079,000)	(103)	(3,520)	3,417
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Toronto-Dominion Bank	Receive	9/21/2026	(1,079,000)	(1,079,000)	(120)	(3,237)	3,117
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	BNP Paribas SA	Pay	8/13/2026	(1,295,000)	(1,295,000)	(9,746)	(3,885)	(5,861)
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	Morgan Stanley & Co.	Pay	8/13/2026	(1,295,000)	(1,295,000)	(9,744)	(4,014)	(5,730)
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	BNP Paribas SA	Pay	8/14/2026	(1,480,000)	(1,480,000)	(10,046)	(4,403)	(5,643)
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	Toronto-Dominion Bank	Pay	8/14/2026	(1,480,000)	(1,480,000)	(10,046)	(4,366)	(5,680)
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	Barclays Bank Plc	Pay	8/19/2026	(925,000)	(925,000)	(5,986)	(2,706)	(3,280)
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	BNP Paribas SA	Pay	8/19/2026	(925,000)	(925,000)	(5,983)	(2,682)	(3,301)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/24/26	Bank of America N.A.	Pay	12/24/2026	(704,000)	(704,000)	(3,687)	(3,611)	(76)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/24/26	Barclays Bank Plc	Pay	12/24/2026	(703,000)	(703,000)	(3,682)	(3,599)	(83)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Bank of America N.A.	Pay	12/28/2026	(1,173,000)	(1,173,000)	(6,206)	(5,308)	(898)

The accompanying notes are an integral part of these financial statements.

32	iM Global Partner Funds

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2026 (Unaudited) (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Put (Continued)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	(1,172,000)	$(1,172,000)	$(6,201)	$(5,251)	$(950)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	(1,173,000)	(1,173,000)	(6,066)	(5,959)	(107)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Morgan Stanley & Co.	Pay	12/28/2026	(2,110,000)	(2,110,000)	(10,912)	(10,691)	(221)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	Barclays Bank Plc	Pay	9/24/2026	(1,887,000)	(1,887,000)	(7,471)	(7,831)	360
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	JPMorgan Chase Bank N.A.	Pay	9/24/2026	(1,410,000)	(1,410,000)	(5,582)	(5,640)	58
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	Toronto-Dominion Bank	Pay	9/24/2026	(703,000)	(703,000)	(2,783)	(3,023)	240
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/25/26	BNP Paribas SA	Pay	9/25/2026	(1,411,000)	(1,411,000)	(5,611)	(5,362)	(249)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/25/26	Toronto-Dominion Bank	Pay	9/25/2026	(702,000)	(702,000)	(2,792)	(2,597)	(195)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/28/26	Toronto-Dominion Bank	Pay	9/28/2026	(922,000)	(922,000)	(3,638)	(3,965)	327

Total						(116,692)	(123,065)	6,373

Total Written Options						$(259,912)	$(554,808)	$294,896

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	33

iMGP Dolan McEniry Core Plus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Principal Amount^		Value

CORPORATE BONDS: 93.5%

Basic Materials: 4.0%
	CF Industries, Inc.
$10,593,000	5.300%, 11/26/2035(a)	$10,586,181
	Steel Dynamics, Inc.
2,740,000	3.450%, 04/15/2030	2,617,545
8,248,000	3.250%, 01/15/2031	7,742,143

		20,945,869

Communications: 12.1%
	AT&T, Inc.
10,698,000	2.550%, 12/01/2033	8,999,742
	CCO Holdings LLC/CCO Holdings Capital Corp.
13,315,000	4.500%, 05/01/2032(a)	11,805,043
	Expedia Group, Inc.
10,557,000	4.625%, 08/01/2027	10,567,274
	Motorola Solutions, Inc.
7,955,000	5.600%, 06/01/2032	8,203,451
	Omnicom Group, Inc.
8,223,000	5.000%, 06/02/2033	8,089,722
2,949,000	5.300%, 06/02/2036	2,880,662
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(b)	7,753,318
	Verizon Communications, Inc.
5,169,000	4.329%, 09/21/2028	5,155,604

		63,454,816

Consumer, Cyclical: 13.3%
	Bath & Body Works, Inc.
9,406,000	6.625%, 10/01/2030(b)	9,601,358
4,170,000	6.875%, 11/01/2035	4,271,469
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
10,806,000	5.125%, 04/15/2029(a)(b)	10,303,638
	Dick’s Sporting Goods, Inc.
9,721,000	3.150%, 01/15/2032(a)	8,887,331
	Genuine Parts Co.
9,532,000	6.875%, 11/01/2033	10,344,164
	LKQ Corp.
7,810,000	6.250%, 06/15/2033	8,100,891
	RB Global Holdings, Inc.
9,515,000	6.750%, 03/15/2028(b)	9,645,251
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(b)	8,191,871

		69,345,973

Consumer, Non-cyclical: 21.1%
	Altria Group, Inc.
9,266,000	6.875%, 11/01/2033	10,272,823
	BAT Capital Corp.
9,627,000	6.421%, 08/02/2033	10,422,935
	Block Financial LLC
11,149,000	2.500%, 07/15/2028	10,629,217
	Conagra Brands, Inc.
10,483,000	5.000%, 08/01/2030(a)	10,486,433
	DaVita, Inc.
12,436,000	4.625%, 06/01/2030(b)	12,052,659
1,727,000	6.750%, 07/15/2033(b)	1,783,046

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Global Payments, Inc.
$10,303,000	5.400%, 08/15/2032	$10,276,110
	HCA, Inc.
11,163,000	4.125%, 06/15/2029	10,997,801
	IQVIA, Inc.
8,187,000	6.250%, 06/01/2032(b)	8,336,282
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,430,914
	Quanta Services, Inc.
8,070,000	2.900%, 10/01/2030	7,515,959
3,336,000	5.250%, 08/09/2034	3,380,462
	Service Corp. International
1,661,000	4.000%, 05/15/2031	1,568,982
	Tenet Healthcare Corp.
5,347,000	6.125%, 10/01/2028	5,371,142

		110,524,765

Financial: 9.8%
	American Tower Corp.
11,185,000	2.900%, 01/15/2030	10,516,388
	Brown & Brown, Inc.
9,927,000	5.250%, 06/23/2032	9,949,002
	Crown Castle, Inc.
9,921,000	5.800%, 03/01/2034	10,212,165
	SBA Communications Corp.
10,844,000	3.125%, 02/01/2029	10,383,510
	Willis North America, Inc.
10,229,000	5.350%, 05/15/2033	10,378,216

		51,439,281

Industrial: 17.3%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,188,981
	Carlisle Cos., Inc.
10,658,000	3.750%, 12/01/2027	10,549,997
	Eagle Materials, Inc.
10,371,000	2.500%, 07/01/2031	9,286,225
	Flex Ltd.
10,395,000	4.875%, 05/12/2030	10,388,054
	Fortune Brands Innovations, Inc.
9,945,000	5.875%, 06/01/2033	10,373,837
	Teledyne Technologies, Inc.
9,487,000	2.750%, 04/01/2031(a)	8,692,767
	TransDigm, Inc.
11,889,000	6.875%, 12/15/2030(b)	12,227,920
	Trimble, Inc.
9,789,000	6.100%, 03/15/2033(a)	10,237,071
	Westinghouse Air Brake Technologies Corp.
10,375,000	4.700%, 09/15/2028	10,385,977

		90,330,829

Technology: 15.9%
	Broadcom, Inc.
3,617,000	4.150%, 11/15/2030	3,544,045
7,039,000	4.300%, 11/15/2032	6,826,492
	CDW LLC/CDW Finance Corp.
10,795,000	3.569%, 12/01/2031	9,922,741
	Fiserv, Inc.
9,384,000	3.500%, 07/01/2029	9,012,550
1,722,000	2.650%, 06/01/2030	1,575,981
	HP, Inc.
10,337,000	5.500%, 01/15/2033(a)	10,571,214

The accompanying notes are an integral part of these financial statements.

34	iM Global Partner Funds

iMGP Dolan McEniry Core Plus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Technology (continued)
	NetApp, Inc.
$ 9,636,000	5.700%, 03/17/2035	$9,879,190
	Qorvo, Inc.
10,134,000	4.375%, 10/15/2029	9,783,983
	Salesforce, Inc.
10,671,000	4.900%, 09/15/2031	10,658,871
	Teledyne FLIR LLC
1,364,000	2.500%, 08/01/2030	1,251,062
	Workday, Inc.
11,192,000	3.800%, 04/01/2032(a)	10,434,350

		83,460,479

TOTAL CORPORATE BONDS (Cost $488,891,134)		489,502,012

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.2%
	U.S. Treasury Notes
27,321,000	4.000%, 05/31/2028	27,250,563

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $27,289,803)		27,250,563

Shares

SHORT-TERM INVESTMENTS: 1.0%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.0%
5,485,313	State Street Navigator Securities Lending Government Money Market Portfolio, 3.660%(c)(d)	5,485,313

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $5,485,313)		5,485,313

TOTAL SHORT-TERM INVESTMENTS (Cost $5,485,313)		5,485,313

TOTAL INVESTMENTS (Cost: $521,666,250): 99.7%		522,237,888

Other Assets in Excess of Liabilities: 0.3%		1,462,635

NET ASSETS: 100.0%		$523,700,523

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of June 30, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	35

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Principal Amount^		Value

MUNICIPAL BONDS: 100.7%

Alabama: 3.0%
	Black Belt Energy Gas District
$500,000	Series E 5.000%, 07/01/2033	$524,023
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,656

		534,679

California: 13.9%
	California Community Choice Financing Authority
200,000	Series C 5.000%, 02/01/2031	211,345
350,000	Series C 5.000%, 02/01/2032	372,235
	Los Angeles Department of Water & Power
745,000	Series A 5.000%, 07/01/2038	815,751
250,000	Series C 5.000%, 07/01/2047	251,838
120,000	Series D 5.000%, 07/01/2032	126,712
50,000	Series D 5.000%, 07/01/2039	51,352
	Los Angeles Department of Water & Power Water System Revenue
15,000	Series D 5.000%, 07/01/2043	15,929
	Miracosta Community College District
500,000	Series A 3.000%, 08/01/2034	496,278
	State of California
165,000	3.000%, 03/01/2029	165,010

		2,506,450

Colorado: 5.1%
	Colorado Educational & Cultural Facilities Authority
765,000	Series A 5.000%, 03/01/2047	768,747
	Colorado Health Facilities Authority
145,000	Series A-2 5.000%, 08/01/2044	148,459

		917,206

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	81,036
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	44,251

		125,287

Principal Amount^		Value

Florida: 7.4%
	Alachua County Health Facilities Authority
$50,000	Series A 5.000%, 12/01/2044	$50,046
	Florida Municipal Loan Council
200,000	(AG), Series D 5.000%, 10/01/2049	211,783
	Miami-Dade County Educational Facilities Authority
200,000	Series B 5.250%, 04/01/2043	221,364
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	125,807
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	215,643
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	200,720
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	216,225
	Volusia County Educational Facility Authority
100,000	Series A 5.000%, 10/15/2049	102,366

		1,343,954

Georgia: 4.0%
	City of Atlanta Department of Aviation
335,000	Series A 5.250%, 07/01/2045	368,135
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	363,865

		732,000

Illinois: 3.2%
	Chicago Board of Education
325,000	(AG), Series A 5.000%, 12/01/2031	337,293
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	110,949
	Regional Transportation Authority
125,000	Series B 5.000%, 06/01/2035	129,608

		577,850

Indiana: 3.8%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	268,835
	Town of Upland
200,000	4.000%, 09/01/2037	201,786
	Westfield-Washington Multi-School Building Corp.
200,000	(BAM), Series A 5.250%, 07/15/2043	219,561

		690,182

Kansas: 1.2%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AG) 5.000%, 09/01/2042	210,243

The accompanying notes are an integral part of these financial statements.

36	iM Global Partner Funds

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Kentucky: 0.8%
	Louisville/Jefferson County Metropolitan Government
$ 150,000	Series A 5.000%, 10/01/2033	$150,564

Louisiana: 1.1%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	207,629

Massachusetts: 4.4%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	251,776
250,000	5.250%, 01/01/2038	273,841
55,000	Series A 5.000%, 01/01/2040	55,387
50,000	Series F 4.000%, 07/01/2043	46,797
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	176,250

		804,051

Michigan: 1.7%
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	200,940
100,000	Series 2016MI 5.000%, 12/01/2045	100,121

		301,061

New Hampshire: 1.1%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	190,339

New Jersey: 8.1%
	New Jersey Educational Facilities Authority
320,000	Series A 5.000%, 07/01/2031	326,256
	New Jersey Health Care Facilities Financing Authority
635,000	Series A 5.000%, 07/01/2031	635,000
500,000	Series A 4.000%, 07/01/2036	500,000

		1,461,256

New York: 7.4%
	Metropolitan Transportation Authority
250,000	Series A 5.000%, 11/15/2044	269,358
200,000	Series A 5.250%, 11/15/2045	217,506
	Port Authority of New York & New Jersey
515,000	Series 175th 3.250%, 12/01/2042	458,472
	TSASC, Inc.
195,000	Series A 5.000%, 06/01/2041	196,312
	Westchester County Local Development Corp.
200,000	5.000%, 07/01/2042	202,675

		1,344,323

Principal Amount^		Value

North Carolina: 2.8%
	North Carolina Turnpike Authority
$ 500,000	5.000%, 01/01/2049	$508,169

Ohio: 4.6%
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	196,043
	County of Montgomery
100,000	4.000%, 08/01/2041	98,073
	Ohio Housing Finance Agency
135,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	134,346
	Port of Greater Cincinnati Development Authority
399,000	(FNMA COLL) 4.400%, 11/01/2040	400,929

		829,391

Oklahoma: 3.9%
	Oklahoma Housing Finance Agency
640,000	(GNMA/FNMA/FHLMC), Series B 6.000%, 09/01/2046	712,092

Pennsylvania: 3.8%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	215,686
	Allentown City School District
250,000	(AG ST AID WITHHLDG) 5.000%, 06/01/2038	271,369
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	100,757
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	101,862

		689,674

South Carolina: 2.4%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	204,035
	South Carolina Public Service Authority
130,000	Series A 5.000%, 12/01/2037	130,115
100,000	Series A 5.000%, 12/01/2051	103,791

		437,941

Texas: 10.8%
	Brownsboro Independent School District
100,000	(AG) 5.000%, 08/15/2041	105,626
	City of Houston Hotel Occupancy Tax & Special Revenue
500,000	(AG), Series D 5.000%, 09/01/2036	560,260
	FW Texas Street Public Facility Corp.
250,000	5.000%, 05/01/2038	265,703
	Harris County-Houston Sports Authority
950,000	(AG), Series A 0.000%, 11/15/2045	381,524

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	37

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Texas (continued)
	Huffman Independent School District
$ 30,000	(PSF-GTD) 5.250%, 02/15/2049	$32,006
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	137,731
	Wichita Falls Independent School District
500,000	(PSF-GTD) 3.000%, 02/01/2037	470,508

		1,953,358

Vermont: 0.6%
	Vermont Educational & Health Buildings Financing Agency
100,000	Series B 5.000%, 12/01/2039	100,042

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	174,363

Washington: 3.9%
	City of Seattle Municipal Light & Power Revenue
330,000	5.000%, 07/01/2044	353,878
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	101,695
	University of Washington
250,000	Series A 5.250%, 12/01/2046	251,431

		707,004

TOTAL MUNICIPAL BONDS (Cost $18,117,901)		18,209,108

TOTAL INVESTMENTS (Cost: $18,117,901): 100.7%		18,209,108

Liabilities in Excess of Other Assets: (0.7)%		(118,773)

NET ASSETS: 100.0%		$18,090,335

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of these financial statements.

38	iM Global Partner Funds

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Principal Amount^		Value

SHORT-TERM INVESTMENTS: 80.6%

REPURCHASE AGREEMENTS: 3.3%
$129,381,148	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $131,872,400, U.S. Treasury Note, 3.625%, due 03/31/2028, value $131,982,115] (proceeds $129,384,958)	$129,381,148

TOTAL REPURCHASE AGREEMENTS (Cost $129,381,148)		129,381,148

TREASURY BILLS: 77.3%
	U.S. Treasury Bills
2,051,000,000	3.356%, 07/16/2026(a)(b)(c)	2,047,940,593
37,000,000	3.456%, 07/30/2026(a)(b)(c)	36,893,445
312,000,000	3.466%, 08/06/2026(a)(b)(c)	310,888,635
45,000,000	3.540%, 08/27/2026(a)(b)	44,743,322
50,000,000	3.551%, 09/03/2026(a)(b)	49,679,449
28,000,000	3.624%, 09/17/2026(a)(b)(c)	27,777,353
490,000,000	3.628%, 09/24/2026(a)(b)	485,752,857

TOTAL TREASURY BILLS (Cost $3,003,675,654)		3,003,675,654

TOTAL SHORT-TERM INVESTMENTS (Cost $3,133,056,802)		3,133,056,802

TOTAL INVESTMENTS (Cost: $3,133,056,802): 80.6%		3,133,056,802

Other Assets in Excess of Liabilities: 19.4%		754,417,377

NET ASSETS: 100.0%		$3,887,474,179

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	The rate shown represents yield-to-maturity.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	39

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2026 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
MSCI EAFE Index Futures	4,900	$752,060,082	$770,598,500	9/18/2026	$18,538,418
MSCI Emerging Market Index	3,722	314,425,013	327,033,530	9/18/2026	12,608,517
S&P 500 E-Mini Index Futures	1,998	744,599,949	754,070,175	9/18/2026	9,470,226
WTI Crude Futures(b)	3,382	253,049,118	234,271,140	8/20/2026	(18,777,978)

Total Long					$21,839,183

Futures Contracts – Short
EURO FX Currency Futures	(3,504)	$(502,145,059)	$(501,794,700)	9/14/2026	$350,359
Gold 100 Oz Futures(b)	(579)	(252,332,188)	(233,829,150)	8/27/2026	18,503,038
Japanese Yen Currency Futures	(30,451)	(2,386,486,940)	(2,355,004,212)	9/14/2026	31,482,728
U.S. Treasury 10-Year Note Futures	(14,681)	(1,608,477,126)	(1,613,304,266)	9/21/2026	(4,827,140)
U.S. Treasury 2-Year Note Futures	(18,637)	(3,845,887,916)	(3,841,697,217)	9/30/2026	4,190,699
U.S. Treasury Long Bond Futures	(3,134)	(352,588,483)	(355,709,000)	9/21/2026	(3,120,517)

Total Short					$46,579,167

Total Futures Contracts					$68,418,350

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at June 30, 2026.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

40	iM Global Partner Funds

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 95.3%

Consumer Discretionary: 5.2%
2,270	Lennar Corp. - Class A	$205,412
1,071	Lowe’s Cos., Inc.	236,145
954	McDonald’s Corp.	257,876

		699,433

Consumer Staples: 9.3%
1,033	Hershey Co.	181,240
3,388	Mondelez International, Inc. - Class A	195,962
2,402	Nestle SA - ADR	246,661
1,150	PepsiCo, Inc.	155,710
1,182	Procter & Gamble Co.	173,328
2,660	Walmart, Inc.	301,272

		1,254,173

Energy: 8.1%
2,920	Chevron Corp.	484,019
2,402	EOG Resources, Inc.	311,612
9,655	Kinder Morgan, Inc.	308,670

		1,104,301

Financials: 16.9%
8,123	Bank of America Corp.	462,849
2,958	Charles Schwab Corp.	272,935
883	Chubb Ltd.	300,873
1,759	JPMorgan Chase & Co.	575,773
1,532	M&T Bank Corp.	364,631
1,266	PNC Financial Services Group, Inc.	311,715

		2,288,776

Health Care: 9.2%
1,721	Abbott Laboratories	156,164
2,213	AbbVie, Inc.	556,879
3,764	Bristol-Myers Squibb Co.	216,882
1,227	Johnson & Johnson	311,621

		1,241,546

Industrials: 16.6%
3,302	A.O. Smith Corp.	207,101
468	Deere & Co.	296,866
2,291	Emerson Electric Co.	327,957
732	Honeywell Aerospace, Inc.*	161,831
732	Honeywell International, Inc.	163,895
689	Lockheed Martin Corp.	351,018
1,284	Norfolk Southern Corp.	403,933
1,525	Waste Management, Inc.	339,892

		2,252,493

Information Technology: 21.8%
1,894	Apple, Inc.	548,048
5,423	Cisco Systems, Inc.	636,986
1,696	Dell Technologies, Inc. - Class C	731,756
1,018	Microsoft Corp.	379,734
2,058	QUALCOMM, Inc.	380,298
1,394	TE Connectivity PLC	281,044

		2,957,866

Materials: 4.4%
2,654	Nucor Corp.	591,179

Shares		Value

Real Estate: 1.2%
2,270	WP Carey, Inc. - REIT	$162,305

Utilities: 2.6%
9,758	PPL Corp.	354,703

TOTAL COMMON STOCKS (Cost $10,788,940)		12,906,775

Principal Amount

SHORT-TERM INVESTMENTS: 3.2%

REPURCHASE AGREEMENTS: 3.2%
$429,906	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $438,200, U.S. Treasury Note, 3.625%, due 03/31/2028, value $438,581] (proceeds $429,919)	429,906

TOTAL SHORT-TERM INVESTMENTS (Cost $429,906)		429,906

TOTAL INVESTMENTS (Cost: $11,218,846): 98.5%		13,336,681

Other Assets in Excess of Liabilities: 1.5%		199,495

NET ASSETS: 100.0%		$13,536,176

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	41

iM Global Partner Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2026 – (Unaudited)

	Global Select Fund	International Fund	Small Company Fund
ASSETS:
Investments in securities at cost	$64,228,591	$75,749,747	$44,118,216
Repurchase agreements at cost	1,636,373	2,438,468	—

Total investments at cost	$65,864,964	$78,188,215	$44,118,216

Investments in securities at value[1]	$73,524,762	$92,999,994	$54,109,267
Repurchase agreements at value	1,636,373	2,438,468	—

Total investments at value	$75,161,135	$95,438,462	$54,109,267

Cash	33,424	47,590	894,207
Cash, denominated in foreign currency (cost of $447,378, $450,348 and $0, respectively)	447,320	450,441	—
Receivables:
Securities sold	2,221,850	428,348	163,734
Dividends and interest	25,113	121,720	23,862
Foreign tax reclaims	51,485	1,244,211	—
Fund shares sold	200	92	1,459
Other Receivables	—	27	—
Line of credit interest	—	—	94
Prepaid expenses	12,071	13,082	19,284

Total Assets	77,952,598	97,743,973	55,211,907

LIABILITIES:
Payables:
Advisory fees	33,134	78,750	23,680
Securities purchased	—	825,490	44,268
Payable for cash collateral from securities loaned (See Note 2)	—	—	215,968
Fund shares redeemed	154,177	42,551	58,525
Foreign taxes withheld	1,348	3,964	—
Trustees fees	1,200	2,970	853
Professional fees	9,764	16,444	7,970
Line of credit interest	—	11,182	—
Chief Compliance Officer fees	8,800	8,800	8,800
Accrued other expenses	135,856	215,073	67,663

Total Liabilities	344,279	1,205,224	427,727

NET ASSETS	$77,608,319	$96,538,749	$54,784,180

Institutional Class:
Net Assets	$77,608,319	$96,538,749	$54,784,180
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	6,571,913	4,040,845	3,381,793
Net asset value, offering price and redemption price per share	$11.81	$23.89	$16.20

COMPONENTS OF NET ASSETS
Paid-in capital	$63,169,598	$64,676,760	$40,944,171
Accumulated distributable earnings (deficit)	14,438,721	31,861,989	13,840,009

Net Assets	$77,608,319	$96,538,749	$54,784,180

[1]	Includes $1,713,600 of securities on loan in Small Company Fund.

The accompanying notes are an integral part of these financial statements.

42	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2026 – (Unaudited) – (Continued)

	Low Duration Income Fund	Dolan McEniry Core Plus Fund	APA Enhanced Income Municipal Fund
ASSETS:
Investments in securities at cost	$292,177,481	$521,666,250	$18,117,901
Repurchase agreements at cost	5,506,281	—	—

Total investments at cost	$297,683,762	$521,666,250	$18,117,901

Investments in securities at value[1]	$269,965,515	$522,237,888	$18,209,108
Repurchase agreements at value	5,506,281	—	—

Total investments at value	$275,471,796	$522,237,888	$18,209,108

Cash	1,033,419	2,310,063	—
Cash, denominated in foreign currency (cost of $69,263, $0 and $0, respectively)	68,355	—	—
Deposits at brokers for securities	280,995	—	—
Deposits at brokers for swaps	59,368	—	—
Receivables:
Securities sold	9,602,401	—	—
Dividends and interest	2,670,311	5,766,370	263,440
Fund shares sold	19,942	641,689	—
Foreign tax reclaims	196,895	—	—
Variation margin - Centrally Cleared Swaps	36,096	—	—
Other Receivables	177,613	—	—
Advisory reimbursement	—	—	5,393
Unrealized gain on forward foreign currency exchange contracts	105,318	—	—
Prepaid expenses	15,483	25,155	10,932

Total Assets	289,737,992	530,981,165	18,488,873

LIABILITIES:
Written options (premium received, $554,808, $0 and $0, respectively)	259,912	—	—
Payables:
Advisory fees	127,017	156,644	—
Securities purchased	19,370,139	—	—
Unfunded loans, par value	844,506	—	—
Payable for cash collateral from securities loaned (See Note 2)	13,431,002	5,485,313	—
Fund shares redeemed	462,512	957,273	32,368
Trustees fees	9,217	1,621	—
Professional fees	8,090	10,915	7,918
Custodian for overdraft	—	—	300,609
Distributions payable	5,577	437,463	—
Line of credit interest	12,770	—	—
Dividend and interest for swap resets	60	—	—
Variation margin - Futures	24,648	—	—
Chief Compliance Officer fees	8,800	8,800	8,800
Net swap premiums received	3,024	—	—
Unrealized loss on unfunded loan commitment	10,277	—	—
Unrealized loss on swaps	1,827	—	—
Accrued other expenses	446,861	222,613	48,843

Total Liabilities	35,026,239	7,280,642	398,538

Commitments and Contingencies (See Note 7)
NET ASSETS	$254,711,753	$523,700,523	$18,090,335

Institutional Class:
Net Assets	$254,711,753	$523,700,523	$18,090,335
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	25,917,199	52,706,647	1,788,545
Net asset value, offering price and redemption price per share	$9.83	$9.94	$10.11

COMPONENTS OF NET ASSETS
Paid-in capital	$384,977,318	$524,635,133	$17,882,075
Accumulated distributable earnings (deficit)	(130,265,565)	(934,610)	208,260

Net Assets	$254,711,753	$523,700,523	$18,090,335

[1]	Includes $13,306,847 and $16,135,789 of securities on loan in Low Duration Income Fund and Dolan McEniry Core Plus Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	43

iM Global Partner Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2026 – (Unaudited) – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
ASSETS:
Investments in securities at cost	$3,003,675,654	$10,788,940
Repurchase agreements at cost	129,381,148	429,906

Total investments at cost	$3,133,056,802	$11,218,846

Investments in securities at value	$3,003,675,654	$12,906,775
Repurchase agreements at value	129,381,148	429,906

Total investments at value	$3,133,056,802	$13,336,681

Deposits at brokers for futures	730,541,824	—
Receivables:
Securities sold	—	170,333
Dividends and interest	3,810	8,823
Advisory reimbursement	—	20,339
Variation margin - Futures	26,445,651	—

Total Assets	3,890,048,087	13,536,176

LIABILITIES:
Payables:
Advisory fees	2,573,908	—

Total Liabilities	2,573,908	—

NET ASSETS	$3,887,474,179	$13,536,176

Net Assets	$3,887,474,179	$13,536,176
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	127,000,000	950,000
Net asset value, offering price and redemption price per share	$30.61	$14.25

COMPONENTS OF NET ASSETS
Paid-in capital	$3,724,936,008	$11,447,983
Accumulated distributable earnings (deficit)	162,538,171	2,088,193

Net Assets	$3,887,474,179	$13,536,176

The accompanying notes are an integral part of these financial statements.

44	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2026 – (Unaudited)

	Global Select Fund	International Fund	Small Company Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $50,117, $273,974 and $0, respectively)	$393,379	$1,704,006	$181,830
Interest	9,109	—	—
Securities lending income (See Note 2)	3,692	4,949	1,551

Total income	406,180	1,708,955	183,381

Expenses
Advisory fees	341,695	545,879	213,699
Transfer agent fees	53,760	69,588	43,005
Fund accounting fees	12,363	32,047	11,693
Administration fees	12,457	17,703	10,698
Professional fees	26,202	38,710	16,725
Trustee fees	20,379	25,746	17,752
Custody fees	14,995	47,415	15,625
Reports to shareholders	13,909	14,035	8,443
Registration expense	12,263	12,874	12,042
Miscellaneous	2,216	4,890	207
Dividend & interest expense	2,017	11,263	7,043
Chief Compliance Officer fees	8,800	8,800	8,800

Total expenses	521,056	828,950	365,732
Less: fees waived (see Note 3)	(127,001)	(7,299)	(52,417)

Net expenses	394,055	821,651	313,315

Net investment income (loss)	12,125	887,304	(129,934)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	7,315,950	15,445,803	3,732,718
Foreign currency transactions	(34,912)	(86,012)	—

Net realized gain (loss)	7,281,038	15,359,791	3,732,718

Net change in unrealized appreciation/depreciation on:
Investments	(7,269,372)	(6,717,929)	4,242,654
Foreign currency transactions	(13,654)	(41,143)	—

Net change in unrealized appreciation/depreciation	(7,283,026)	(6,759,072)	4,242,654

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,988)	8,600,719	7,975,372

Net increase in net assets resulting from operations	$10,137	$9,488,023	$7,845,438

The accompanying notes are an integral part of these financial statements.

Statements of Operations	45

iM Global Partner Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2026 – (Unaudited) – (Continued)

	Low Duration Income Fund	Dolan McEniry Core Plus Fund	APA Enhanced Income Municipal Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $62,018, $0 and $0, respectively)	$122,259	$—	$—
Interest (net of interest taxes withheld of $12,920, $0 and $0, respectively)	9,675,245	12,766,239	345,859
Securities lending income (See Note 2)	35,119	42,657	—

Total income	9,832,623	12,808,896	345,859

Expenses
Advisory fees	1,166,431	1,059,471	40,932
Transfer agent fees	171,637	361,947	12,766
Fund accounting fees	72,008	21,917	5,169
Administration fees	30,015	32,618	7,917
Professional fees	78,428	66,488	11,279
Trustee fees	42,711	55,553	13,547
Custody fees	65,258	14,066	9,421
Reports to shareholders	14,021	16,406	2,761
Registration expense	18,218	26,242	12,346
Miscellaneous	6,218	8,812	821
Dividend & interest expense	36,575	8,322	787
Chief Compliance Officer fees	8,800	8,800	8,800

Total expenses	1,710,320	1,680,642	126,546
Less: fees waived (see Note 3)	(338,661)	(116,661)	(72,368)

Net expenses	1,371,659	1,563,981	54,178

Net investment income	8,460,964	11,244,915	291,681

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, excluding purchased options	(2,899,004)	1,563,246	78,955
Purchased options	(114,644)	—	—
Written options	1,832,835	—	—
Forward foreign currency exchange contracts	177,458	—	—
Foreign currency transactions	(3,895)	—	—
Futures	(259,884)	—	—
Swap contracts	(14,063)	—	—

Net realized gain (loss)	(1,281,197)	1,563,246	78,955

Net change in unrealized appreciation/depreciation on:
Investments, excluding purchased options	(747,436)	(8,651,547)	(23,180)
Purchased options	(40,864)	—	—
Unfunded loan commitment	1,391	—	—
Written options	118,630	—	—
Forward foreign currency exchange contracts	85,992	—	—
Foreign currency transactions	43,181	—	—
Futures	53,069	—	—
Swap contracts	105,691	—	—

Net change in unrealized appreciation/depreciation	(380,346)	(8,651,547)	(23,180)

Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	(1,661,543)	(7,088,301)	55,775

Net increase in net assets resulting from operations	$6,799,421	$4,156,614	$347,456

The accompanying notes are an integral part of these financial statements.

46	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2026 – (Unaudited) – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $0 and $2,814, respectively)	$—	$99,993
Interest	53,325,716	1,824
Securities lending income (See Note 2)	4,776	—

Total income	53,330,492	101,817

Expenses
Advisory fees	13,475,859	25,388

Total expenses	13,475,859	25,388

Net expenses	13,475,859	25,388

Net investment income	39,854,633	76,429

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(44,559)	167,337
Futures	134,548,195	—
In-kind redemptions	—	88,241

Net realized gain (loss)	134,503,636	255,578

Net change in unrealized appreciation/depreciation on:
Investments	—	738,696
Futures	48,030,661	—

Net change in unrealized appreciation/depreciation	48,030,661	738,696

Net realized and unrealized gain (loss) on investments and futures	182,534,297	994,274

Net increase in net assets resulting from operations	$222,388,930	$1,070,703

The accompanying notes are an integral part of these financial statements.

Statements of Operations	47

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Global Select Fund		International Fund
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,125	$220,965	$887,304	$957,616
Net realized gain (loss) on investments and foreign currency transactions	7,281,038	(214,756)	15,359,791	29,361,991
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(7,283,026)	4,613,832	(6,759,072)	12,821,036

Net increase in net assets resulting from operations	10,137	4,620,041	9,488,023	43,140,643

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(2,838,964)	—	(1,947,443)
Return of capital	—	(38,493)	—	—

Total distributions	—	(2,877,457)	—	(1,947,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	297,234	514,541	698,118	2,341,651
Reinvested distributions
Institutional Class	—	2,744,576	—	1,489,140
Payment for shares redeemed
Institutional Class	(8,160,125)	(18,173,688)	(38,587,226)	(89,244,709)

Net decrease in net assets from capital share transactions	(7,862,891)	(14,914,571)	(37,889,108)	(85,413,918)

Total decrease in net assets	(7,852,754)	(13,171,987)	(28,401,085)	(44,220,718)
NET ASSETS:
Beginning of period	85,461,073	98,633,060	124,939,834	169,160,552

End of period	$77,608,319	$85,461,073	$96,538,749	$124,939,834

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	25,197	43,767	30,606	122,362
Reinvested distributions	—	237,010	—	68,153
Redeemed	(699,585)	(1,536,379)	(1,620,954)	(4,331,121)

Net decrease from capital share transactions	(674,388)	(1,255,602)	(1,590,348)	(4,140,606)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

48	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Small Company Fund
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(129,934)	$(119,870)
Net realized gain on investments	3,732,718	1,729,927
Net change in unrealized appreciation/depreciation on investments	4,242,654	(2,021,171)

Net increase (decrease) in net assets resulting from operations	7,845,438	(411,114)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(2,386,329)

Total distributions	—	(2,386,329)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	2,746,847	23,379,415
Reinvested distributions
Institutional Class	—	2,362,491
Payment for shares redeemed
Institutional Class	(12,722,179)	(15,292,905)

Net increase (decrease) in net assets from capital share transactions	(9,975,332)	10,449,001

Total increase (decrease) in net assets	(2,129,894)	7,651,558
NET ASSETS:
Beginning of period	56,914,074	49,262,516

End of period	$54,784,180	$56,914,074

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	188,482	1,631,508
Reinvested distributions	—	167,079
Redeemed	(867,366)	(1,109,671)

Net increase (decrease) from capital share transactions	(678,884)	688,916

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	49

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Low Duration Income Fund		Dolan McEniry Core Plus Fund
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$8,460,964	$18,715,064	$11,244,915	$18,801,915
Net realized gain (loss) on investments, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	(1,281,197)	(11,645,585)	1,563,246	(44,245)
Net change in unrealized appreciation/depreciation on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	(380,346)	21,619,485	(8,651,547)	11,465,154

Net increase in net assets resulting from operations	6,799,421	28,688,964	4,156,614	30,222,824

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(8,105,841)	(24,537,953)	(11,270,092)	(18,816,984)

Total distributions	(8,105,841)	(24,537,953)	(11,270,092)	(18,816,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	26,885,091	51,137,047	94,211,518	209,701,050
Institutional Class - proceeds in connection with merger (see Note 12)	—	318,986,317	—	—
Reinvested distributions
Institutional Class	8,057,775	24,434,807	9,174,870	15,289,713
Payment for shares redeemed
Institutional Class	(94,108,810)	(222,335,382)	(59,981,218)	(98,604,339)

Net increase (decrease) in net assets from capital share transactions	(59,165,944)	172,222,789	43,405,170	126,386,424

Total increase (decrease) in net assets	(60,472,364)	176,373,800	36,291,692	137,792,264
NET ASSETS:
Beginning of period	315,184,117	138,810,317	487,408,831	349,616,567

End of period	$254,711,753	$315,184,117	$523,700,523	$487,408,831

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	2,697,442	5,146,230	9,424,812	21,115,064
Sold - shares in connection with mergers (see Note 12)	—	32,710,513	—	—
Reinvested distributions	819,927	2,465,958	919,604	1,533,080
Redeemed	(9,556,943)	(22,394,014)	(6,006,181)	(9,933,137)

Net increase (decrease) from capital share transactions	(6,039,574)	17,928,687	4,338,235	12,715,007

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

50	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	APA Enhanced Income Municipal Fund
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$291,681	$586,423
Net realized gain on investments	78,955	150,080
Net change in unrealized appreciation/depreciation on investments	(23,180)	102,175

Net increase in net assets resulting from operations	347,456	838,678

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(323,228)	(666,857)

Total distributions	(323,228)	(666,857)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	837,065	5,115,845
Reinvested distributions
Institutional Class	323,228	666,857
Payment for shares redeemed
Institutional Class	(1,195,288)	(2,459,750)

Net increase (decrease) in net assets from capital share transactions	(34,995)	3,322,952

Total increase (decrease) in net assets	(10,767)	3,494,773
NET ASSETS:
Beginning of period	18,101,102	14,606,329

End of period	$18,090,335	$18,101,102

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	82,307	514,044
Reinvested distributions	31,975	66,947
Redeemed	(118,470)	(247,750)

Net increase (decrease) from capital share transactions	(4,188)	333,241

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	51

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)		Berkshire Dividend Growth ETF
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$39,854,633	$43,584,989	$76,429	$157,282
Net realized gain on investments and futures	134,503,636	143,483,051	255,578	52,775
Net change in unrealized appreciation/depreciation on investments and futures	48,030,661	16,070,094	738,696	947,767

Net increase in net assets resulting from operations	222,388,930	203,138,134	1,070,703	1,157,824

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(32,396,105)	(107,408,960)	(71,158)	(159,275)

Total distributions	(32,396,105)	(107,408,960)	(71,158)	(159,275)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,910,890,570	1,309,293,317	4,228,250	583,768
Payment for shares redeemed	(311,512,865)	(563,895,473)	(341,503)	(1,787,860)

Net increase (decrease) in net assets from capital share transactions	1,599,377,705	745,397,844	3,886,747	(1,204,092)

Total increase (decrease) in net assets	1,789,370,530	841,127,018	4,886,292	(205,543)
NET ASSETS:
Beginning of period	2,098,103,649	1,256,976,631	8,649,884	8,855,427

End of period	$3,887,474,179	$2,098,103,649	$13,536,176	$8,649,884

CAPITAL TRANSACTIONS IN SHARES
Sold	62,500,000	48,550,000	300,000	50,000
Redeemed	(10,300,000)	(21,825,000)	(25,000)	(150,000)

Net increase (decrease) from capital share transactions	52,200,000	26,725,000	275,000	(100,000)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

52	iM Global Partner Funds

iMGP Global Select Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.79		$11.60	$12.04	$10.69	$18.80	$18.62

Income from investment operations:
Net investment income (loss)[1]	0.00	^	0.03	0.07	0.05	(0.01)	(0.03)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.02	[2]	0.56	0.35	1.79	(4.78)	3.27

Total income (loss) from investment operations	0.02		0.59	0.42	1.84	(4.79)	3.24

Less distributions:
From net investment income	—		(0.03)	(0.15)	(0.05)	—	—

From net realized gains	—		(0.37)	(0.71)	(0.44)	(3.32)	(3.06)

Return of capital	—		(0.00)^	—	—	—	—

Total distributions	—		(0.40)	(0.86)	(0.49)	(3.32)	(3.06)

Net asset value, end of period	$11.81		$11.79	$11.60	$12.04	$10.69	$18.80

Total return	0.17	%+	5.15%	3.33%	17.26%	(25.52)%	17.75%

Ratios/supplemental data:
Net assets, end of period (millions)	$77.6		$85.5	$98.6	$117.6	$119.7	$260.7

Ratios of total expenses to average net assets:
Before fees waived	1.30	%*,3	1.29%[6]	1.28%[6]	1.46%[5]	1.50%[4]	1.29%[3]

After fees waived	0.98	%*,3,7	0.98%[6,7]	0.98%[6,7]	1.01%[5,7]	1.18%[4,7]	1.16%[3,7]

Ratio of net investment income (loss) to average net assets	0.03	%*,3	0.24%[6]	0.57%[6]	0.41%[5]	(0.06)%[4]	(0.13)%[3]

Portfolio turnover rate	50.51	%+	81.15%	81.79%	55.74%	108.86%	27.74%

#	Unaudited.
^	Amount represents less than $0.01 per share.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes Interest & Dividend expense of 0.01% of average net assets.
[4]	Includes Interest & Dividend expense of 0.03% of average net assets.
[5]	Includes Interest & Dividend expense of 0.04% of average net assets.
[6]	Includes Interest & Dividend expense of 0.00% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	53

iMGP International Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.19		$17.31	$17.62	$15.16	$19.50	$18.12

Income from investment operations:
Net investment income[1]	0.17		0.12	0.15	0.19	0.11	0.71 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	1.53		5.10	(0.25)[3]	2.45	(4.32)	1.39

Total income (loss) from investment operations	1.70		5.22	(0.10)	2.64	(4.21)	2.10

Less distributions:
From net investment income	—		(0.34)	(0.18)	(0.18)	(0.13)	(0.72)

Return of capital	—		—	(0.03)	—	—	—

Total distributions	—		(0.34)	(0.21)	(0.18)	(0.13)	(0.72)

Net asset value, end of period	$23.89		$22.19	$17.31	$17.62	$15.16	$19.50

Total return	7.66	%+	30.21%	(0.57)%	17.40%	(21.58)%	11.75%

Ratios/supplemental data:
Net assets, end of period (millions)	$96.5		$124.9	$169.2	$222.9	$205.6	$339.7

Ratios of total expenses to average net assets:
Before fees waived	1.37	%*,6	1.31%[5]	1.23%[6]	1.29%[4]	1.47%[5]	1.28%[4]

After fees waived	1.36	%*,6,7	1.25%[5,7]	1.18%[6,7]	1.07%[4,7]	1.24%[5,7]	1.05%[4,7]

Ratio of net investment income to average net assets	1.46	%*,6	0.59%[5]	0.84%[6]	1.15%[4]	0.68%[5]	3.63%[2,4]

Portfolio turnover rate	51.57	%+	98.63%	43.58%	40.55%	42.74%	99.91%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.68 per share and 3.46% of average daily net assets.
[3]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[4]	Includes Interest & Dividend expense of 0.00% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes Interest & Dividend expense of 0.02% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

54	iM Global Partner Funds

iMGP Small Company Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.02		$14.61	$14.89	$12.87	$14.86	$12.71

Income from investment operations:
Net investment income (loss)[1]	(0.04)		(0.03)	0.02	0.08	0.01	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	2.22		0.04 [2]	2.21	3.10	(2.00)	2.50

Total income (loss) from investment operations	2.18		0.01	2.23	3.18	(1.99)	2.49

Less distributions:
From net investment income	—		(0.00)^	(0.04)	(0.11)	—	—

From net realized gains	—		(0.60)	(2.47)	(1.05)	—	(0.34)

Total distributions	—		(0.60)	(2.51)	(1.16)	—	(0.34)

Net asset value, end of period	$16.20		$14.02	$14.61	$14.89	$12.87	$14.86

Total return	15.55	%+	0.01%	14.29%	24.74%	(13.39)%	19.66%

Ratios/supplemental data:
Net assets, end of period (millions)	$54.8		$56.9	$49.3	$51.8	$48.7	$65.6

Ratios of total expenses to average net assets:
Before fees waived	1.37	%*,6	1.51%[5]	1.37%[4]	1.43%[3]	1.68%[3]	1.48%[3]

After fees waived	1.17	%*,6,7	1.21%[5,7]	1.17%[4,7]	1.15%[3]	1.15%[3]	1.15%[3,7]

Ratio of net investment income (loss) to average net assets	(0.49	)%*,6	(0.25)%[5]	0.11%[4]	0.59%[3]	0.11%[3]	(0.04)%[3]

Portfolio turnover rate	18.03	%+	98.36%	148.82%	56.46%	35.50%	45.15%

#	Unaudited.
^	Amount represents less than $0.01 per share.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Includes Interest & Dividend expense of 0.02% of average net assets.
[5]	Includes Interest & Dividend expense of 0.07% of average net assets.
[6]	Includes Interest & Dividend expense of 0.03% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	55

iMGP Low Duration Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86		$9.90	$9.65	$9.16	$10.27	$10.21

Income from investment operations:
Net investment income[1]	0.30		0.57	0.60	0.56	0.38	0.32 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, options, futures and swap contracts	(0.03)		0.10	0.24	0.54	(1.08)	0.33

Total income (loss) from investment operations	0.27		0.67	0.84	1.10	(0.70)	0.65

Less distributions:
From net investment income	(0.30)		(0.71)	(0.59)	(0.61)	(0.38)	(0.34)

From net realized gains	—		—	—	—	(0.03)	(0.25)

Total distributions	(0.30)		(0.71)	(0.59)	(0.61)	(0.41)	(0.59)

Net asset value, end of period	$9.83		$9.86	$9.90	$9.65	$9.16	$10.27

Total return	2.31	%+	6.94%	8.84%[3]	12.32%	(6.85)%	6.42%

Ratios/supplemental data:
Net assets, end of period (millions)	$254.7		$315.2	$138.8	$91.7	$99.8	$106.7

Ratios of total expenses to average net assets:
Before fees waived	1.25	%*,5	1.27%[7]	1.35%[6]	1.51%[5]	1.41%[4]	1.44%[4]

After fees waived	1.00	%*,5,8	1.02%[7,8]	0.98%[6,8]	1.01%[5,8]	0.99%[4,8]	0.98%[4,8]

Ratio of net investment income to average net assets	6.16	%*,5	5.71%[7]	6.08%[6]	5.98%[5]	3.93%[4]	3.11%[2,4]

Portfolio turnover rate	28.88	%+	97.16%	29.76%	38.78%	49.41%	72.02%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.01% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.03% of average net assets.
[6]	Includes Interest & Dividend expense of 0.00% of average net assets.
[7]	Includes Interest & Dividend expense of 0.04% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

56	iM Global Partner Funds

iMGP Dolan McEniry Core Plus Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.08		$9.81	$9.86	$9.54	$10.62	$10.92

Income from investment operations:
Net investment income[1]	0.22		0.44	0.42	0.37	0.20	0.14

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	(0.14)		0.27	(0.05)	0.32	(1.05)	(0.23)

Total income (loss) from investment operations	0.08		0.71	0.37	0.69	(0.85)	(0.09)

Less distributions:
From net investment income	(0.22)		(0.44)	(0.42)	(0.37)	(0.22)	(0.15)

From net realized gains	—		—	—	—	(0.01)	(0.06)

Total distributions	(0.22)		(0.44)	(0.42)	(0.37)	(0.23)	(0.21)

Net asset value, end of period	$9.94		$10.08	$9.81	$9.86	$9.54	$10.62

Total return	0.81	%+	7.39%	3.87%	7.38%	(8.08)%	(0.86)%

Ratios/supplemental data:
Net assets, end of period (thousands)	$523,701		$487,409	$349,617	$204,102	$95,178	$90,827

Ratios of total expenses to average net assets:
Before fees waived	0.67	%*,3	0.73%[3]	0.74%[3]	0.83%[3]	1.02%	0.96%[2]

After fees waived	0.62	%*,3	0.62%[3]	0.68%[3]	0.70%[3]	0.70%	0.70%[2]

Ratio of net investment income to average net assets	4.46	%*,3	4.43%[3]	4.31%[3]	3.87%[3]	2.01%	1.28%[2]

Portfolio turnover rate	32.17	%+	14.84%	99.98%	21.22%	26.08%[4]	32.65%[4]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.02% of average net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	57

iMGP APA Enhanced Income Municipal Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.10		$10.01	$10.00

Income from investment operations:
Net investment income[1]	0.16		0.34	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.03		0.14	0.01

Total income from investment operations	0.19		0.48	0.01

Less distributions:
From net investment income	(0.18)		(0.34)	—

From net realized gains	—		(0.05)	—

Total distributions	(0.18)		(0.39)	—

Net asset value, end of period	$10.11		$10.10	$10.01

Total return	1.91	%+	4.86%	0.00	%+,2

Ratios/supplemental data:
Net assets, end of period (millions)	$18.1		$18.1	$14.6

Ratios of total expenses to average net assets:
Before fees waived	1.39	%*,3	1.76%[3]	5.49	%*

After fees waived	0.60	%*,3	0.60%[3]	0.59	%*

Ratio of net investment income to average net assets	3.21	%*,3	3.43%[3]	0.69	%*

Portfolio turnover rate	88.71	%+	205.09%	0.00	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on December 16, 2024.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[3]	Includes Interest & Dividend expense of 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

58	iM Global Partner Funds

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.05		$26.15	$25.77	$29.05	$25.42	$25.58

Income from investment operations:
Net investment income (loss)[1]	0.38		0.82	1.10	0.81	(0.23)	(0.26)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	2.45		2.74	0.78 [2]	(3.34)	6.11 [2]	2.78

Total income (loss) from investment operations	2.83		3.56	1.88	(2.53)	5.88	2.52

Less distributions:
From net investment income	(0.27)		(1.66)	(1.50)	(0.69)	(1.06)	(0.35)

From net realized gains	—		—	—	—	(1.18)	(1.18)

Return of capital	—		—	—	(0.06)	(0.01)	(1.15)

Total distributions	(0.27)		(1.66)	(1.50)	(0.75)	(2.25)	(2.68)

Net asset value, end of period	$30.61		$28.05	$26.15	$25.77	$29.05	$25.42

Market price, end of period	$30.61		$28.06	$26.16	$25.76	$29.11	$25.80

Net asset value total return	10.11	%+	13.85%	7.18%	(8.72)%	23.07%	9.80%

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,887,474		$2,098,104	$1,256,977	$684,737	$951,319	$60,379

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.95%[3]

After fees waived	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.95%[3]

Ratio of net investment income (loss) to average net assets	2.51	%*	3.06%	3.94%	2.93%	(0.73)%	(0.93)%[3]

Portfolio turnover rate	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes broker interest expense of 0.10% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	59

iMGP Berkshire Dividend Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,		Period Ended December 31,
			2025	2024	2023**
Net asset value, beginning of period	$12.81		$11.43	$10.44	$10.08

Income from investment operations:
Net investment income[1]	0.11		0.22	0.21	0.11

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	1.43		1.38	0.97	0.35

Total income from investment operations	1.54		1.60	1.18	0.46

Less distributions:
From net investment income	(0.10)		(0.22)	(0.17)	(0.10)

From net realized gains	—		—	(0.02)	—

Total distributions	(0.10)		(0.22)	(0.19)	(0.10)

Net asset value, end of period	$14.25		$12.81	$11.43	$10.44

Market price, end of period	$14.27		$12.81	$11.47	$10.44

Net asset value total return	12.05	%+	14.13%	11.35%	4.56	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$13,536		$8,650	$8,855	$1,305

Ratios of total expenses to average net assets:
Before fees waived	0.55	%*	0.55%	0.55%	0.55	%*

After fees waived	0.55	%*	0.55%	0.55%	0.55	%*

Ratio of net investment income to average net assets	1.66	%*	1.79%	1.83%	2.18	%*

Portfolio turnover rate	14.38	%+,5	29.62%[4]	4.11%[3]	0.02	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on June 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 0.02% for the period ended December 31, 2023.

[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 4.11% for the year ended December 31, 2024.

[4]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 36.25% for the year ended December 31, 2025

[5]	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 17.90% for the period ended June 30, 2026.

The accompanying notes are an integral part of these financial statements.

60	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

iM Global Partner Funds (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective June 22, 2026, the Litman Gregory Funds Trust changed its name to the iM Global Partner Funds. The Trust consists of eleven separate series. The eight series that are included in this report are: iMGP Global Select Fund, iMGP International Fund, iMGP Small Company Fund, iMGP Low Duration Income Fund, iMGP Dolan McEniry Core Plus Fund (formerly, iMGP Dolan McEniry Corporate Bond Fund), iMGP APA Enhanced Income Municipal Fund, iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF (collectively the “Funds”). Each Fund is diversified.

iMGP Global Select Fund (“Global Select Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of two highly regarded portfolio managers (each “Managers” or “Sub-Advisors”). The Global Select Fund offers one class of shares: Institutional Class.

iMGP International Fund (“International Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of four highly regarded international portfolio managers. The International Fund offers one class of shares: Institutional Class.

iMGP Small Company Fund (“Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by engaging two experienced, high quality portfolio managers with favorite stock-picking ideas that can deliver a portfolio that is prudently diversified in terms of stocks and industries. The Small Company Fund offers one class of shares: Institutional Class.

iMGP Low Duration Income Fund (“Low Duration Income Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes, by using the combined talents and favorite stock and bond market indexes-picking ideas of three highly regarded portfolio managers. A high level of current income is a secondary objective. The Low Duration Income Fund offers one class of shares: Institutional Class.

iMGP Dolan McEniry Core Plus Fund (“Dolan McEniry Core Plus Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital by investing in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Dolan McEniry Core Plus Fund offers one class of shares: Institutional Class.

iMGP APA Enhanced Income Municipal Fund (“APA Enhanced Income Municipal Fund”) seeks to provide investors with a high level of income exempt from federal income tax, with capital appreciation as a secondary investment objective. Under normal conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The Fund may invest up to 20% of its net assets in taxable debt securities issued or guaranteed by the U.S. Government, its agencies, corporate cusips and municipal bonds subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. The APA Enhanced Income Municipal Fund offers one class of shares: Institutional Class.

iMGP DBi Managed Futures Strategy ETF (“DBi Managed Futures Strategy ETF”) seeks long term capital appreciation. The DBi Managed Futures Strategy ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy; (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, is advised by the sub-advisor, and will comply with the DBi Managed Futures Strategy ETF’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”) seeks dividend income and long-term capital appreciation. The Berkshire Dividend Growth ETF is an actively-managed ETF that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are

Notes to Financial Statements	61

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 10.4% of its total net assets invested in the Subsidiary as of June 30, 2026.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

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D

Senior Term Loans. The Low Duration Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Low Duration Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

E

Unfunded Loan Commitments. The Low Duration Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

F

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

G

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At June 30, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Small Company Fund	$1,713,600	$215,968	$1,489,016	$1,704,984
Low Duration Income Fund	13,306,847	13,431,002	143,325	13,574,327
Dolan McEniry Core Plus Fund	16,135,789	5,485,313	11,028,625	16,513,938

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

H

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is

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sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2026, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

I

Reverse repurchase agreements. The Low Duration Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

J

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

K

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions (see Note 8).

L

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of its investments, the DBi Managed Futures Strategy ETF is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

M

Futures Contracts. The Low Duration Income Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets (see Note 8).

N

Interest Rate Swaps. During the period ended June 30, 2026, the Low Duration Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or

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calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

O

Credit Default Swaps. During the period ended June 30, 2026, the Low Duration Income Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

P

Total Return Swaps. During the period ended June 30, 2026, the Low Duration Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure – that is, both market and credit exposure – to the reference asset. The total return payer – often the owner of the reference obligation – gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset (see Note 8).

Q

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a

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short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions (see Note 8).

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund (see Note 8).

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 8).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

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R

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

S

Income Taxes. DBi Managed Futures Strategy ETF has a tax year end of September 30, 2026. The remaining Funds in this report each has a tax year end of December 31,2026. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of June 30, 2026, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2026, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The Funds adopted FASB Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Funds’ income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

T

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. For fixed-income securities, purchase discounts are accreted to maturity date and purchase premiums are amortized to maturity date or earliest call date, whichever is shorter, using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method

U

Restricted Cash. At June 30, 2026, the Low Duration Income Fund and the DBi Managed Futures Strategy ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Funds’ Custodian as well as with brokers and is reflected in the Statements of Assets and Liabilities as deposits at brokers for securities sold short, futures, options, and swaps. Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements or contracts entered into with others.

The Funds consider their investment in a Federal Deposits Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

V

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2026, there were no restricted securities held in the Funds.

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W

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

X

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Y

Segment Reporting. The Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds’ Treasurer acts as the Funds’ chief operating decision maker (“CODM”). The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

	Contractual Management Rate
Fund	First $450 million	Excess of $450 million	First $750 million	Excess of $750 million	First $1 billion	Excess of $1 billion	Between $1 and $2 billion	First $2 billion	Between $2 and $3 billion	Between $3 and $4 billion	Excess of $4 billion
Global Select	—	—	0.85%	0.75%	—	—	—	—	—	—	—
International	—	—	—	—	0.90%	0.80%	—	—	—	—	—
Small Company	0.80%	0.80%	—	—	—	—	—	—	—	—	—
Low Duration Income	—	—	—	—	0.85%	—	0.825%	—	0.80%	0.775%	0.75%
Dolan McEniry Core Plus	0.42%	0.42%	—	—	—	—	—	—	—	—	—
APA Enhanced Income Municipal	0.45%	0.45%	—	—	—	—	—	—	—	—	—
DBi Managed Futures Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
Berkshire Dividend Growth ETF	0.55%	0.55%	—	—	—	—	—	—	—	—	—

The investment advisory fee for the DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF is a unitary fee that covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages sub-advisors to manage the Funds and pays the sub-advisors from its advisory fees.

68	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Through April 30, 2028, the Advisor has contractually agreed to waive a portion of its advisory fees for the Global Select Fund, International Fund, Small Company Fund and Low Duration Income Fund, effectively reducing total advisory fees to the percentages noted in the table below, based on average daily net assets (the “Advisory Fee Waiver Agreement”). Additionally, the Advisor has voluntarily agreed to waive its management fee on the daily cash values of the Funds not allocated to Managers. Amounts waived, contractual and voluntary, for the six months ended June 30, 2026 are disclosed in the table below. The Advisor has agreed not to seek recoupment of such waived fees under the Advisory Fee Waiver Agreement.

Fund	Reduced Advisory Fee Percentage	Fees Waived
Global Select Fund	0.80%	$21,827
International Fund	0.89%	7,299
Small Company Fund	0.80%	270
Low Duration Income Fund	0.79%	79,693

Furthermore, through April 30, 2028, for each of the Global Select Fund, Small Company Fund, Low Duration Income Fund, Dolan McEniry Core Plus Fund, and APA Enhanced Income Municipal Fund, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class not to exceed the following expense limitation ratios relative to each Fund’s average daily net assets (the “Expense Limitation Agreements”):

Global Select Fund	0.98%
Small Company Fund	1.15%
Low Duration Income Fund	0.98%
Dolan McEniry Core Plus Fund	0.62%
APA Enhanced Income Municipal Fund	0.59%

During the six months ended June 30, 2026, the amounts waived contractually pursuant to the Expense Limitation Agreements were as follows:

Global Select Fund	$105,174
Small Company Fund	52,147
Low Duration Income Fund	258,968
Dolan McEniry Core Plus Fund	116,661
APA Enhanced Income Municipal Fund	72,368

The Advisor may be reimbursed by each Fund no later than the end of the third fiscal year following the year of the waiver provided that such reimbursement does not cause each Fund’s expenses to exceed the expense limitation. The Advisor waived its right to recoup any fees waived under the Expense Limitation Agreements for periods ending prior to December 31, 2024.

During the six months ended June 30, 2026, no amount of previously waived fees were recouped.

At June 30, 2026, the amounts waived which are available for recoupment and the expiration schedule are as follows:

Fund	Fee waivers subject to recoupment	Expires December 31, 2027	Expires December 31, 2028	Expires December 31, 2029
Global Select Fund	$548,763	$198,735	$244,854	$105,174
Small Company Fund	299,502	102,009	145,346	52,147
Low Duration Income Fund	1,108,695	245,113	604,614	258,968
Dolan McEniry Core Plus Fund	735,139	141,766	476,712	116,661
APA Enhanced Income Municipal Fund	292,369	21,292	198,709	72,368

Notes to Financial Statements	69

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Custodian and Fund Accountant to the Funds.

State Street also serves as the Transfer Agent for DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF. SS&C Global Investor & Distribution Solutions, Inc. serves as Transfer Agent for the other Funds. The Funds’ principal underwriter is ALPS Distributors, Inc.

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds reimbursed the Advisor $99,000 for the six months ended June 30, 2026 for the services of the CCO.

During the six months ended June 30, 2026, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $78,500. The Chairperson of the Board was compensated in the amount of $91,000.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2026, excluding short-term investments and in-kind transactions were as follows:

Fund	U.S. Gov’t Securities Purchases	Other Purchases	U.S. Gov’t Securities Sales	Other Sales
Global Select Fund	$—	$40,010,155	$—	$50,872,685
International Fund	—	60,271,706	—	97,059,581
Small Company Fund	—	9,586,990	—	19,608,420
Low Duration Income Fund	54,950,835	22,297,800	48,668,716	84,372,312
Dolan McEniry Core Plus Fund	27,288,983	188,779,868	24,598,363	134,209,998
APA Enhanced Income Municipal Fund	—	16,560,019	—	16,060,167
Berkshire Dividend Growth ETF	—	1,848,051	—	1,356,185

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Berkshire Dividend Growth ETF	$4,039,340	$331,591

70	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

Notes to Financial Statements	71

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of June 30, 2026. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,427,267	$—	$—	$2,427,267
Canada	8,783,917	—	—	8,783,917
China	1,571,339	—	—	1,571,339
Germany	1,652,085	—	—	1,652,085
Netherlands	2,130,806	—	—	2,130,806
Taiwan	3,667,260	—	—	3,667,260
United States	47,495,031	—	—	47,495,031
Preferred Stocks
South Korea	5,797,057	—	—	5,797,057

Total Equity	73,524,762	—	—	73,524,762

Short-Term Investments
Repurchase Agreements	—	1,636,373	—	1,636,373

Total Short-Term Investments	—	1,636,373	—	1,636,373

Total Investments in Securities	$73,524,762	$1,636,373	$—	$75,161,135

72	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$224,282	$—	$—	$224,282
Brazil	2,147,198	—	—	2,147,198
Canada	1,557,073	—	—	1,557,073
China	3,185,634	—	—	3,185,634
Denmark	583,479	—	—	583,479
France	9,957,314	—	—	9,957,314
Germany	10,847,448	—	—	10,847,448
Greece	3,345,260	—	—	3,345,260
Hong Kong	1,103,425	—	—	1,103,425
Indonesia	390,751	—	—	390,751
Ireland	1,595,161	—	—	1,595,161
Israel	3,781,477	—	—	3,781,477
Italy	5,541,245	—	—	5,541,245
Japan	9,719,060	—	—	9,719,060
Netherlands	7,049,023	—	—	7,049,023
Singapore	2,228,030	—	—	2,228,030
South Africa	1,410,099	—	—	1,410,099
South Korea	1,234,530	—	—	1,234,530
Spain	1,032,783	—	—	1,032,783
Sweden	1,214,171	—	—	1,214,171
Switzerland	5,381,275	—	—	5,381,275
Taiwan	4,760,896	—	—	4,760,896
United Kingdom	7,266,209	—	—	7,266,209
United States	7,444,171	—	—	7,444,171

Total Equity	92,999,994	—	—	92,999,994

Short-Term Investments
Repurchase Agreements	—	2,438,468	—	2,438,468

Total Short-Term Investments	—	2,438,468	—	2,438,468

Total Investments in Securities	$92,999,994	$2,438,468	$—	$95,438,462

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$53,893,299	$—	$—	$53,893,299

Total Equity	53,893,299	—	—	53,893,299

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	215,968	—	—	215,968

Total Investments in Securities	$54,109,267	$—	$—	$54,109,267

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Notes to Financial Statements	73

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Low Duration Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$746,289	$60,660	$—		$806,949
Preferred Stocks	3,181,823	—	—		3,181,823
Limited Partnerships	—	—	51,925	**	51,925

Total Equity	3,928,112	60,660	51,925	**	4,040,697

Rights/Warrants	—	483,589	—		483,589
Fixed Income
Asset-Backed Securities	—	37,580,402	—		37,580,402
Bank Loans	—	47,722,645	—		47,722,645
Convertible Bonds	—	9,513	—		9,513
Corporate Bonds	—	109,008,237	75,003	**	109,083,240
Government Securities & Agency Issue	—	13,780,874	—		13,780,874
Mortgage-Backed Securities	—	33,362,834	5,824	**	33,368,658
Municipal Bonds	—	4,978	—		4,978

Total Fixed Income	—	241,469,483	80,827	**	241,550,310

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	13,431,002	—	—		13,431,002
Money Market Funds	8,868,117	—	—		8,868,117
Repurchase Agreements	—	5,506,281	—		5,506,281
Treasury Bills	—	1,569,116	—		1,569,116

Total Short-Term Investments	22,299,119	7,075,397	—		29,374,516

Purchased Options	9,875	12,809	—		22,684

Total Investments in Securities in Assets	$26,237,106	$249,101,938	$132,752	**	$275,471,796

Unfunded Loan Commitments***	—	(10,277)	—		(10,277)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$105,318	$—	$—		$105,318
Futures	61,150	—	—		61,150
Swaps - Interest Rate	—	185,633	—		185,633
Swaps - Credit Default	—	(8,505)	—		(8,505)
Written Options	(143,220)	(116,692)	—		(259,912)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Low Duration Income Fund .

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Core Plus Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$489,502,012	$—	$489,502,012
Government Securities & Agency Issue	—	27,250,563	—	27,250,563

Total Fixed Income	—	516,752,575	—	516,752,575

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	5,485,313	—	—	5,485,313

Total Investments in Securities	$5,485,313	$516,752,575	$—	$522,237,888

74	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$18,209,108	$—	$18,209,108

Total Fixed Income	—	18,209,108	—	18,209,108

Total Investments in Securities	$—	$18,209,108	$—	$18,209,108

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$129,381,148	$—	$129,381,148
Treasury Bills	—	3,003,675,654	—	3,003,675,654

Total Short-Term Investments	—	3,133,056,802	—	3,133,056,802

Total Investments in Securities	$—	$3,133,056,802	$—	$3,133,056,802

Other Financial Instruments*
Futures	$68,418,350	$—	$—	$68,418,350

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$12,906,775	$—	$—	$12,906,775

Total Equity	12,906,775	—	—	12,906,775

Short-Term Investments
Repurchase Agreements	—	429,906	—	429,906

Total Investments in Securities	$12,906,775	$429,906	$—	$13,336,681

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Note 7 – Commitments and Contingencies

The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of June 30, 2026, the Low Duration Income Fund had no outstanding bridge facility commitments.

Notes to Financial Statements	75

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 8 – Other Derivative Information

At June 30, 2026, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

Low Duration Income Fund
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$105,318	Unrealized loss on forward foreign currency exchange contracts	$—
Interest rate		Unrealized gain on swap contracts**	185,633	Unrealized loss on swap contracts**	—
		Unrealized gain on futures contracts*	63,268	Unrealized loss on futures contracts*	(2,118)
		Investments in securities(1)	22,684	Written options	(123,942)
Credit		Unrealized gain on swap contracts**	4,423	Unrealized loss on swap contracts**	(12,928)
Equity		Investments in securities(1)	—	Written options	(135,970)

	Total		$381,326		$(274,958)

**  Includes cumulative appreciation/depreciation on centrally cleared swaps.

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(1)   The Statements of Assets and Liabilities location for “Purchased Options” is “Investments in securities”.

DBi Managed Futures Strategy ETF (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	$31,833,087	Unrealized loss on futures contracts*	$—
Commodity		Unrealized gain on futures contracts*	18,503,038	Unrealized loss on futures contracts*	(18,777,978)
Interest rate		Unrealized gain on futures contracts*	4,190,699	Unrealized loss on futures contracts*	(7,947,657)
Equity		Unrealized gain on futures contracts*	40,617,161	Unrealized loss on futures contracts*	—

	Total		$95,143,985		$(26,725,635)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

76	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

For the six months ended June 30, 2026, the effect of derivative contracts in the Funds’ Statements of Operations were as follows:

Low Duration Income Fund
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$177,458	$85,992	8,194,848	(a)
		Purchased option contracts	(75,270)	73,914	335,667	(b)
Interest rate		Swap contracts	(38,470)	108,914	7,550,000	(b)(c)
		Future contracts	(259,884)	53,069	25,773,211	(b)
		Purchased option contracts	—	(114,778)	13,695,202	(b)
		Written option contracts	50,561	(47,483)	30,961,869	(b)
Credit		Swap contracts	24,407	(3,223)	4,093,017	(b)(c)
Equity		Purchased option contracts	(39,374)	—	52	(d)
		Written option contracts	1,782,274	166,113	155	(d)

	Total		$1,621,702	$322,518

(a)	Average notional values are based on the average of monthly end contract values for the period ended June 30, 2026.

(b)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2026.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the period ended June 30, 2026.

DBi Managed Futures Strategy ETF (Consolidated)
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$(16,754,181)	$17,765,799	3,242,154,752
Commodity		Future contracts	140,766,603	(12,044,569)	674,760,577
Interest rate		Future contracts	(43,992,505)	1,935,573	3,718,286,309
Equity		Future contracts	54,528,278	40,373,858	2,117,325,725

	Total		$134,548,195	$48,030,661

(a)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2026.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

At June 30, 2026, Global Select Fund, International Fund, Low Duration Income Fund, DBi Managed Futures Strategy ETF, and Berkshire Dividend Growth ETF had investments in repurchase agreements with a gross value of $1,636,373, $2,438,468, $5,506,281, $129,381,148, and $429,906, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2026.

For the period ended June 30, 2026, the Low Duration Income Fund had outstanding reverse repurchase agreement balance for 30 days. The average amount of borrowings was $2,796,707 and the average interest rate was 3.85% during the 30 day period.

As of June 30, 2026, the Low Duration Income Fund didn’t have open reverse repurchase agreements.

Notes to Financial Statements	77

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The following tables represent the disclosure for derivative instruments related to offsetting assets and liabilities for each of the Funds as of June 30, 2026:

iMGP Low Duration Income Fund
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
BNP Paribas SA	$1,007	$—	$—	$—	$1,007	$—	$—	$—	$(31,519)	$(31,519)	$(30,512)	$—	$(30,512)
Bank of America N.A.	11,628	60,343	—	104,864	176,835	(1,662)	—	—	(17,143)	(18,805)	158,030	—	158,030
Barclays Bank Plc	4,642	—	—	454	5,096	—	—	—	(29,538)	(29,538)	(24,442)	—	(24,442)
Goldman Sachs & Co.	—	2,925	—	—	2,925	(456)	—	—	—	(456)	2,469	—	2,469
JPMorgan Chase Bank N.A.	476	—	—	—	476	—	—	—	(5,582)	(5,582)	(5,106)	—	(5,106)
Morgan Stanley & Co.	3,332	—	—	—	3,332	—	(1,827)	—	(20,768)	(22,595)	(19,263)	—	(19,263)
Toronto-Dominion Bank	1,599	—	—	—	1,599	—	—	—	(19,392)	(19,392)	(17,793)	—	(17,793)
UBS Securities LLC	—	—	—	—	—	—	—	—	(135,970)	(135,970)	(135,970)	—	(135,970)

Total	$22,684	$63,268	$—	$105,318	$191,270	$(2,118)	$(1,827)	$—	$(259,912)	$(263,857)	$(72,587)	$—	$(72,587)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments in Futures. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Schedule of Investments in Swaps. Only the variation margin is reported within the Statement of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

iMGP DBi Managed Futures Strategy ETF (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(2)	Net Amount
Goldman Sachs & Co.	$—	$47,647,308	$—	$—	$47,647,308	$(13,353,942)	$—	$—	$—	$(13,353,942)	$34,293,366	$—	$34,293,366
Societe Generale	—	47,496,677	—	—	47,496,677	(13,371,693)	—	—	—	(13,371,693)	34,124,984	—	34,124,984

Total	$—	$95,143,985	$—	$—	$95,143,985	$(26,725,635)	$—	$—	$—	$(26,725,635)	$68,418,350	$—	$68,418,350

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments in Futures. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

(2)	The actual collateral pledged (received) may be more than the amounts shown.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 9 – Income Taxes and Distributions to Shareholders

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Select Fund	International Fund	Small Company Fund
Tax cost of Investments and derivatives	$73,639,920	$102,844,825	$51,196,605
Gross Tax Unrealized Appreciation	18,976,616	26,231,213	7,847,498
Gross Tax Unrealized Depreciation	(2,606,490)	(5,328,210)	(2,508,600)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	16,370,126	20,903,003	5,338,898
Net Tax unrealized appreciation (depreciation) on foreign currency	13,598	72,185	—

Net Tax unrealized appreciation (depreciation)	16,383,724	20,975,188	5,338,898

Undistributed Ordinary Income	—	—	—

Undistributed Long-Term Capital Gains	—	1,398,778	655,673

Capital Loss Carry Forward	(1,954,653)	—	—

Late Year Ordinary Loss Deferral	(487)	—	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$14,428,584	$22,373,966	$5,994,571

	Low Duration Income Fund	Dolan McEniry Core Plus Fund	APA Enhanced Income Municipal Fund
Tax cost of Investments and derivatives	$344,183,202	$457,527,015	$17,153,797
Gross Tax Unrealized Appreciation	8,714,353	9,489,392	184,222
Gross Tax Unrealized Depreciation	(32,036,101)	(475,959)	(69,835)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(23,321,748)	9,013,433	114,387
Net Tax unrealized appreciation (depreciation) on foreign currency	(103,306)	—	—

Net Tax unrealized appreciation (depreciation)	(23,425,054)	9,013,433	114,387

Tax Exempt Income	—	—	7,687

Undistributed Ordinary Income	269,209	20,517	61,958

Undistributed Long-Term Capital Gains	1,395,575	—	—

Capital Loss Carry Forward	(107,178,910)	(2,855,082)	—

Straddle Loss Deferral	(18,485)	—	—

Other Accumulated Gains	(1,480)	—	—

Total accumulated gain/(loss)	$(128,959,145)	$6,178,868	$184,032

Notes to Financial Statements	79

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
Tax cost of Investments and derivatives	$1,686,707,206	$7,264,888
Gross Tax Unrealized Appreciation	7,619,372	1,391,454
Gross Tax Unrealized Depreciation	(9,279,011)	(12,651)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(1,659,639)	1,378,803
Net Tax unrealized appreciation (depreciation) on foreign currency	—	—

Net Tax unrealized appreciation (depreciation)	(1,659,639)	1,378,803

Undistributed Ordinary Income	71,680,326 *	—

Undistributed Long-Term Capital Gains	—	—

Capital Loss Carry Forward	(165,564,750)*	(290,155)

Late Year Ordinary Loss Deferral	—	—

Other Accumulated Gains	68,089,409	—

Total accumulated gain/(loss)	$(27,454,654)	$1,088,648

*	Amounts disclosed are as of September 30, 2025.

As of tax year end September 30, 2025, the components of accumulated earnings (losses) for income tax purposes for DBi Managed Futures Strategy ETF were as follows:

Net Tax unrealized appreciation (depreciation)	$(2,357,013)

Undistributed Ordinary Income	71,680,326

Undistributed Long-Term Capital Gains	—

Capital Loss Carry Forward	(165,564,750)

Late Year Ordinary Loss Deferral	—

Other Accumulated Gains	25,086,436

Total accumulated gain/(loss)	$(71,155,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, premium amortization accruals, forward foreign currency exchange contracts mark to market, futures contracts mark to market, options contracts mark to market, swap contracts mark to market, passive foreign investment company adjustments, partnership basis adjustments, and REIT and Non REIT ROC basis adjustments.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. As of December 31, 2025, Global Select Fund deferred $487 of specified late year ordinary losses.

For the year ended December 31, 2025, capital loss carry over used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term
International Fund	$24,645,822

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The capital loss carry forwards for each Fund were as follows:

	Global Select Fund	Low Duration Income Fund	Dolan McEniry Core Plus Fund	DBi Managed Futures Strategy ETF (Consolidated)*	Berkshire Dividend Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(1,954,653)	$(36,880,883)	$(58,716)	$(51,279,786)	$(3,660)
Perpetual Long-Term	—	(70,298,027)	(2,796,366)	(114,284,964)	(286,495)

Total	$(1,954,653)	$(107,178,910)	$(2,855,082)	$(165,564,750)	$(290,155)

*	Amounts disclosed are as of September 30, 2025.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Global Select Fund*	$(6,518)	$6,518
International Fund*	(5,175)	5,175
Small Company Fund*	(118,933)	118,933
Low Duration Income Fund*	(88,415,726)	88,415,726
Dolan McEniry Core Plus Fund*	—	—
APA Enhanced Income Municipal Fund*	(3,018)	3,018
DBi Managed Futures Strategy ETF (Consolidated)*	16,231,981 **	(16,231,981	)**
Berkshire Dividend Growth ETF*	(328,644)	328,644

*	The permanent differences primarily relate to equalization adjustments, net operating losses, redemption-in-kind, and merger adjustments.

**	Amounts disclosed are as of September 30, 2025.

The tax composition of dividends for the six months ended June 30, 2026 and the year ended December 31, 2025 were as follows:

	Six Months Ended June 30, 2026				2025
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income		Tax Exempt Income	Long-Term Capital Gain	Return of Capital
Global Select Fund	$—	$—	$—	$—	$270,075		$—	$2,568,889	$38,493
International Fund	—	—	—	—	1,667,355		—	280,088	—
Small Company Fund	—	—	—	—	95,171		—	2,291,158	—
Low Duration Income Fund	8,105,841	—	—	—	19,508,208	*	—	—	—
Dolan McEniry Core Plus Fund	11,270,092	—	—	—	18,816,984		—	—	—
APA Enhanced Income Municipal Fund	323,228	—	—	—	89,011		577,846	—	—
DBi Managed Futures Strategy ETF (Consolidated)	32,396,105	—	—	—	107,408,960		—	—	—
Berkshire Dividend Growth ETF	71,158	—	—	—	159,275		—	—	—

*

Income and capital gain distribution are determined in accordance with income tax regulations, which may differ from GAAP. This difference to the Statement of Changes in Net Assets arises primarily due to the deficiency dividend paid by the fund to cover the undistributed income of the target fund, iMGP Alternative Strategies Fund.

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2025. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively

Notes to Financial Statements	81

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 10 – Line of Credit

The Trust has an unsecured, uncommitted $100,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, Low Duration Income Fund, Dolan McEniry Core Plus Fund, APA Enhanced Income Municipal Fund and Polen Capital China Growth ETF (the “Seven Funds”) expiring on April 26, 2027. Polen Capital China Growth ETF is not included in this report. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was $50,000 annual administrative fee charged at the May 1, 2026 renewal.

Amounts outstanding to the Seven Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $100,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities.

For the six months ended June 30, 2026, the Funds had borrowings under the Agreements as follows:

Fund	Interest expense	Average borrowing amount*	Average borrowing rate*	Maximum borrowing amount	Outstanding balance**
Small Company Fund	$6,453	$4,800,000	4.840%	$4,800,000	$—
Low Duration Income Fund	44,142	4,365,789	4.863	12,100,000	—

*	Average borrowing amount and average borrowing rate for the period the line was drawn.

**	Outstanding balance at June 30, 2026.

Note 11 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund. A Fund’s investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. A sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the sub-advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Low Duration Income Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•

Collateral Risk. If the Low Duration Income Fund and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

of subordinate tranches. The Low Duration Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Low Duration Income Fund, and the Dolan McEniry Core Plus Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Notes to Financial Statements	83

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Dividend Paying Securities Risk. The iMGP Berkshire Dividend Growth Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the Global Select Fund and International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

•

Financial Sector Risk. A Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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•

Futures Contracts Risk. Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

•

Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Inflation Risk. At any time, the DBi Managed Futures Strategy ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the

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Low Duration Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Low Duration Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Large Capitalization Investing Risk. The securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives and borrowing, particularly with respect to the Low Duration Income Fund. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, the use of leverage may cause the effect of an increase or decrease in the value of a Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Under normal circumstances, the Low Duration Income Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. A Fund that is actively managed may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

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•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. This is the risk that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the DBi Managed Futures Strategy ETF.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At June 30, 2026, the Small Company Fund has 31.7% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

•

Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Low Duration Income Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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•

Unfavorable Tax Treatment Risk. Various types of investments in which the Low Duration Income Fund may invest, including derivatives, mortgage related securities, and REITs, may cause the returns of the Fund to be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Low Duration Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Note 12 – Fund Reorganizations

As of the close of business on April 17, 2025, pursuant to Agreements and Plans of Reorganization (the “Reorganization”) previously approved by the Funds’ Board of Trustees, all of the assets, subject to the liabilities, of the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”) were transferred to the Low Duration Income Fund. The Board determined that the Reorganization was in the best interest of the Alternative Strategies Fund’s shareholders, and did not dilute the interests of existing shareholders. The Low Duration income Fund has substantially the same investment objective and strategy as the Alternative Strategies Fund. Prior to the Reorganization, the Investor Class shares of the Alternative Strategies Fund were converted into Institutional Class shares at the close of business on February 28, 2025. 1,999,972 Investor Class shares were converted into 2,007,279 Institutional Class shares in the amount of $21,864,889. Shareholders of the Institutional Class shares of the Alternative Strategies Fund received 1.0861 Institutional Class shares of the Low Duration Income Fund in the Reorganization, which is equivalent in net asset value to the value of their shares of the Alternative Strategies Fund. The Reorganization qualified as a tax-free reorganization to the Funds’ shareholders. For financial reporting purposes, the acquiring fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the acquired fund. The assets received and shares issued by the Low Duration Income Fund were recorded at fair value; however, the cost basis of the investments received from the Alternative Strategies Fund were carried forward to align ongoing reporting of the Low Duration Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The costs of the Reorganization were shared equally by the Alternative Strategies Fund and the Low Duration Income Fund. Information with respect to the net assets and other relevant operating data for the acquired fund on the merger date are included below:

Acquired Fund	Alternative Strategies Fund
Net Assets	$318,986,317
Shares Outstanding	30,118,343
Net Asset Value	$10.59
Investments at fair value	$163,503,238
Unrealized appreciation/(depreciation)	$(40,553,210)
Undistributed net investment income (loss)	$13,810,868
Accumulated net realized gain (loss)	$(103,408,671)
Tax capital loss carryforward	$(93,758,931)

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Acquiring Fund	Low Duration Income Fund
Net Assets immediately prior to merger	$154,891,642
Net Assets immediately after merger	$473,878,344
Fund Shares issued in exchange for acquired Fund	32,710,513
Exchange rate for shares issued	1.0861

Assuming the acquisitions had been completed on January 1, 2025, the beginning of the annual reporting period of the Funds, the Low Duration Income Fund’s pro forma results of operations for the year ended December 31, 2025, are as follows:

Acquiring Fund	Low Duration Income Fund
Net investment income	$23,607,918
Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	5,951,462

Total increase from operations	$29,559,380

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Alternative Strategies Fund that have been included in the Low Duration Income Fund’s Statement of Operations since April 17, 2025.

Note 13 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

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OTHER INFORMATION – (Unaudited)

Board Consideration of and Continuation and Renewal of Advisory Agreements for the iMGP Funds

At an in-person meeting held on June 3, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (now, the iM Global Partner Funds) (the “Trust”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved for an additional one-year term through June 30, 2027 (i) the Unified Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and iM Global Partner Fund Management, LLC (the “Advisor”) with respect to the iMGP Global Select Fund (the “Global Select Fund”), the iMGP International Fund (the “International Fund”), the iMGP Small Company Fund (the “Small Company Fund”), the iMGP Low Duration Income Fund (the “Low Duration Income Fund”), the APA Enhanced Income Municipal Fund, and the Dolan McEniry Core Plus Fund (the “Core Plus Fund”); (ii) the Amended and Restated Investment Advisory Agreement (the “ETF Advisory Agreement”) between the Trust and the Advisor with respect to the DBi Managed Futures Strategy ETF (the “Managed Futures ETF”) and the iMGP Berkshire Dividend Growth ETF (the “Berkshire Dividend Growth ETF”) (each of the Global Select Fund, the International Fund, the Small Company Fund, the Low Duration Income Fund, the APA Enhanced Income Municipal Fund, the Core Plus Fund, the Managed Futures ETF, and the Berkshire Dividend Growth ETF, a “Fund,” and collectively, the “Funds”), and (iii) the investment sub-advisory agreements (the “Investment Sub-Advisory Agreements,” and collectively with the Investment Advisory Agreement and the ETF Advisory Agreement, the “Advisory Agreements”) between the Advisor and (a) each of Polen Capital Management, LLC (“Polen Capital”) and Scharf Investments, LLC with respect to the Global Select Fund; (b) each of Harris, Lazard Asset Management LLC, and Zadig Asset Management S.A. with respect to the International Fund; (c) CI SBH Asset Management with respect to the Small Company Fund; (d) each of Brown Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC with respect to the Low Duration Income Fund; (e) Dynamic Beta investments, LLC (“DBi”) with respect to the Managed Futures ETF; (f) Asset Preservation Advisors, LLC with respect to the APA Enhanced Income Municipal Fund; (g) Dolan McEniry Capital Management, LLC with respect to the Core Plus Fund; and (g) Berkshire Asset Management, LLC with respect to the Berkshire Dividend Growth ETF (each of the foregoing sub-advisors, a “Sub-Advisor,” and collectively, the “Sub-Advisors”). The Board, including the Independent Trustees, also approved the continuation for an additional one-year term through April 30, 2028 of (i) the Restated Contractual Advisory Fee Waiver Agreement between the Trust, on behalf of the Global Select Fund, the International Fund, and the Low Duration Income Fund, and the Advisor (the “Fee Waiver Agreement”) and (ii) the Operating Expenses Limitation Agreement between the Trust, on behalf of the Global Select Fund, the Low Duration Income Fund, the Small Company Fund, the APA Enhanced Income Municipal Fund, and the Core Plus Fund, and the Advisor (the “Operating Expenses Limitation Agreements” and collectively with the Fee Waiver Agreement and the Advisory Agreements, the “Agreements”).

Prior to the Meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. The materials provided by the Advisor were extensive, including advisory fee and expense comparisons, performance comparisons, Advisor profitability information, and a summary of compliance programs of the Sub-Advisors. In addition, the Independent Trustees discussed the renewal of the Agreements with representatives of the Advisor and were advised by independent counsel on these and other relevant matters.

The Trustees, including the Independent Trustees, also noted that they had received extensive information about, and presentations from, various members of senior management at the Advisor regarding the Funds throughout the year, including, without limitation, information on and/or discussion of the Funds’ and each Sub-Advisor’s investment results; portfolio composition; portfolio trading practices; shareholder services; advisory fees and expense comparisons; the Advisor’s financial condition and profitability; compliance monitoring by the Advisor; the personnel at the Advisor and the Sub-Advisors providing investment management, compliance and other services to the Funds; and the Advisor’s process for selecting Sub-Advisors for the Funds as well as the Advisor’s ongoing oversight of the Sub-Advisors.

The information provided to the Board at the Meeting, together with the information provided to the Board throughout the year, formed the primary (but not exclusive) basis for the Board’s determinations. The Board did not identify any single issue or particular datum point that, in isolation, would be a controlling factor in its decision to approve or renew the Agreements. Rather, the Board considered the total mix of information provided. The following summary describes the key factors considered by the Independent Trustees (as well as the Board).

1. Nature, extent and quality of services

The Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its sophisticated monitoring and oversight of the Sub-Advisors; the experience, capability and integrity of its senior management and other personnel; and the overall financial strength and stability of the Advisor and its parent organization. The Independent Trustees also considered that the Advisor provided personnel to serve as officers of the Trust, including the Trust’s CCO, and that the services of the CCO were provided at a reasonable allocated cost to the Trust. The Independent Trustees discussed the high level of sub-advisor due diligence continually being undertaken by the Advisor. The Independent Trustees also noted the high quality of the non-advisory management services provided by the Advisor, such as responsiveness to shareholder inquiries and requests of the Board, as well as the preparation of high quality shareholder communications and the development of targeted marketing programs for the Funds. The Independent Trustees also noted that the members of senior management of the Advisor as well as many of the Independent Trustees themselves have made significant investments in certain of the Funds.

92	iM Global Partner Funds

iM Global Partner Funds

OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees, based on guidance and information provided by the Trust’s CCO, also considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its adherence to and continual enhancement of those programs; its efforts to keep the Board informed; and its attention dedicated to matters that may involve potential conflicts of interest with a Fund. The Independent Trustees considered the extent and effectiveness of the Advisor’s compliance operations and the Advisor’s oversight of the Sub-Advisors’ and other service providers’ compliance operations.

The Independent Trustees then reviewed various materials relating to the Sub-Advisors, including copies of each Investment Sub-Advisory Agreement; the Form ADV for each Sub-Advisor; information on assets of the Funds managed and fees charged by each Sub-Advisor, as well as the fee levels of comparable funds managed by each Sub-Advisor, as applicable; a summary of the compliance programs of the Sub-Advisors; and an oral report by the CCO on each Sub-Advisor’s commitment to compliance. The Independent Trustees also considered the Advisor’s lengthy and extensive due diligence process for selecting and monitoring each Sub-Advisor and the value of goodwill between the Advisor and each Sub-Advisor.

The Independent Trustees concluded that the nature, overall quality, and extent of the services provided and to be provided by the Advisor and the Sub-Advisors are fully satisfactory.

2. Investment results

The Independent Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to peer funds and benchmark indices over various periods ended March 31, 2026. They also considered information regarding the selection, and discussed the appropriateness, of such peer funds and benchmark indices. The Independent Trustees considered the overall performance of the Funds as well as the performance of each Sub-Advisor within each Fund as compared to each Sub-Advisor’s own comparable mutual fund(s) or private fund(s) (if applicable). The Independent Trustees focused on longer-term performance, which they believe is more important than short, isolated periods for purposes of evaluating each Fund’s success in meeting its investment objective.

In particular, the Independent Trustees relied upon, among other information, the FUSE Report. The Independent Trustees noted that FUSE, and not the Advisor, selected the peer funds used in the FUSE Report and that the Advisor had supplemented the FUSE Report with additional performance comparisons.

For the Global Select Fund, the Independent Trustees compared its investment results for its Institutional shares to the MSCI ACWI Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Global Select Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Independent Trustees further noted that the Global Select Fund performed below the medians of its peer group for the one-, three-, five- and ten-year periods and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance, including that the Advisor had terminated two sub-advisors to the Fund in April 2025 due to underperformance.

For the International Fund, the Independent Trustees compared its investment results for its Institutional shares to the MSCI EAFE Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the International Fund outperformed the benchmark for the period since inception but underperformed the benchmark for the one-, three-, five- and ten-year periods. The Independent Trustees further considered that the International Fund performed below the medians of its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees took account of management’s discussion of the Fund’s performance, including that the Advisor had added a Sub-Advisor to the Fund in April 2025 in an effort to improve performance.

For the Low Duration Income Fund, the Independent Trustees compared its investment results for its Institutional shares to the ICE BofA U.S. High Yield Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Low Duration Income Fund outperformed the benchmark for the five-year period and the period since inception but performed below that benchmark for the one- and three-year periods. The Independent Trustees further considered that the Low Duration Income Fund outperformed the medians of its peer group for the one-, three- and five-year periods and the period since inception.

For the Small Company Fund, the Independent Trustees compared its investment results for its Institutional shares to the Russell 2000 Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Small Company Fund outperformed its benchmark index for the three-year period and the period since inception but underperformed that benchmark for the one-year period. The Independent Trustees further noted that the Small Company Fund outperformed the medians of its peer group for the five-year period and the period since inception and below the medians for the one- and three-year periods. The Independent Trustees took account of management’s discussion of the Fund’s performance, including that the Advisor had replaced a Sub-Advisor to the Fund in June 2025 in an effort to improve performance.

For the Dolan McEniry Core Plus Fund, the Independent Trustees compared its investment results for its Institutional shares to the Bloomberg U.S. Intermediate Credit Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Dolan McEniry Core Plus Fund outperformed the benchmark for the three- and five-year periods and the period since inception but underperformed that benchmark for the one-year period. The Independent Trustees further noted that the Dolan McEniry Core Plus Fund performed above the medians of its peer group for the one-, three- and five-year periods and the period since inception.

Other Information	93

iM Global Partner Funds

OTHER INFORMATION – (Unaudited) – (Continued)

For the iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”), the Independent Trustees compared its investment results to the Russell 1000 Value Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Berkshire Dividend Growth ETF underperformed its benchmark and the medians of its peer group for the one-year period and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance.

For the DBi Managed Futures Strategy ETF (the “DBi Managed Futures Strategy ETF”), the Independent Trustees compared its investment results to the SG CTA Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the DBi Managed Futures Strategy ETF outperformed the benchmark and the medians of its peer group for the one-, three- and five-year periods and the period since inception.

The Independent Trustees noted that the performance of the Sub-Advisors varies over time and noted and acknowledged the Advisor’s detailed monitoring of the Sub-Advisors’ investment results, and interactions with Sub-Advisors, particularly those Sub-Advisors that were experiencing periods of underperformance. The Independent Trustees noted and considered the comments by the Advisor with respect to underperforming Sub-Advisors, discussions at Board meetings throughout the year regarding the potential sources of underperformance and actions taken by the Advisor in response to underperformance by certain Sub-Advisors. The Independent Trustees considered the Advisor’s process for terminating Sub-Advisors and noted the Advisor’s continued willingness to terminate Sub-Advisors if the Advisor determined that the termination would be in the best interest of a Fund and its shareholders. The Independent Trustees also noted and considered the Advisor’s ability to attract and retain high-quality investment managers to serve as Sub-Advisors to the Funds.

The Trustees noted the difficulty of fairly benchmarking the Funds in terms of performance. Ultimately, the Independent Trustees concluded that the Funds’ overall performance records were satisfactory taking into account the Advisor’s explanation for the periods of underperformance, but the Independent Trustees noted that they will remain attentive to the Advisor’s monitoring of Sub-Advisors and Funds experiencing on-going underperformance. The Independent Trustees further concluded that the Advisor was applying appropriate discipline and oversight to ensure that each Fund adhered to its stated investment objective and strategies, and the performance and services of the Sub-Advisors supported the decision to renew the Advisory Agreements.

3. Advisory fees and total expenses

The Independent Trustees reviewed the net and gross advisory fees and total expenses of each Fund and compared them with the net and gross advisory fees and total expenses of funds in the FUSE Report for each Fund, noting that a Fund’s gross advisory fee is the actual advisory fee as reported in the Fund’s most recent annual report while the net advisory fee is a Fund’s gross advisory fee minus any fee waivers. The Independent Trustees noted that the FUSE Peer Group for each Fund was selected independently by FUSE using a selection methodology designed to identify those funds most comparable to each Fund. The Independent Trustees further noted that in selecting the FUSE Peer Group for each Fund, FUSE considered various screening criteria, including, without limitation, fund type, category as determined by FUSE, load/sales charge type, average net assets, and fund attributes. The Independent Trustees then discussed various areas in which the Funds are different from the funds included in the FUSE Peer Groups, such as distribution channels and investment strategies or approaches.

The Independent Trustees noted that the components of a Fund’s total expense ratio in the FUSE Report included non-operating costs, including acquired fund fees and interest expense, as applicable.

The Independent Trustees noted that both the total expenses and gross advisory fee of the Global Select Fund were above the medians of the Fund’s FUSE Peer Group, while the Fund’s net advisory fee was slightly above median. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that the total expenses and the gross and net advisory fees of the International Fund were above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that the total expenses and the gross and net advisory fees of the Low Duration Income Fund were above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that the total expenses and gross advisory fee of the Small Company Fund were above the medians of the FUSE Peer Group. The Independent Trustees further noted that the Fund’s net advisory fee was below the median of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that the total expenses of the Dolan McEniry Core Plus Fund were above the median of the Fund’s FUSE Peer Group. The Independent Trustees further noted that the net and gross advisory fees for the Fund were in line with the median of the peer group. The Independent Trustees took account of management’s discussion of the Fund’s expenses.

94	iM Global Partner Funds

iM Global Partner Funds

OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees noted that the total expenses and the gross and net advisory fees of the Berkshire Dividend Growth ETF were slightly above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

The Independent Trustees noted that the total expenses and the gross and net advisory fee for the DBi Managed Futures Strategy ETF were slightly above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

For each Fund with higher than median total expenses, the Independent Trustees reviewed the categories of expenses contributing to the higher expense ratios of those Funds. The Independent Trustees also agreed that the use of a multi-manager structure is a primary contributor to the relatively higher advisory fees for certain Funds, and noted that the higher advisory fees allow shareholders of the Funds to have access to Sub-Advisors to which they otherwise might not have access and that the higher fees are not unreasonable given the long-term performance results of certain Funds and potential performance results for currently underperforming Funds.

The Independent Trustees also noted the Advisor’s continued willingness to waive fees or reimburse operating expenses to maintain a competitive fee structure for each Fund and to pass through savings from fee breakpoints in any Sub-Advisor’s fee schedule to the applicable Fund’s shareholders. The Independent Trustees further took into account the Fee Waiver Agreement with respect to the Global Select Fund, the International Fund, the Low Duration Income Fund, and the Small Company Fund. The Independent Trustees also took into account the Operating Expenses Limitation Agreements with respect to the Dolan McEniry Core Plus Fund, Global Select Fund, Low Duration Income Fund, and Small Company Fund, pursuant to which the Advisor has separately agreed to limit those Funds’ operating expenses for the period through April 30, 2028.

The Independent Trustees noted that the sub-advisory fees payable to the Sub-Advisors are separately negotiated with the Advisor and are paid out of the advisory fees the Advisor receives from the Funds. The Independent Trustees also noted that the fees charged by the Sub-Advisors are discounted relative to the fees the Sub-Advisors charge to their own funds and separately managed accounts, and that the Advisor from time to time attempts to renegotiate lower fees with the Sub-Advisors. Given the existence of arm’s-length bargaining between the Advisor and each Sub-Advisor, even with respect to certain Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor due to a minority interest of an affiliate of the Advisor in those Sub-Advisors, the Independent Trustees did not engage in an extensive discussion of sub-advisory fees and expenses.

The Independent Trustees further noted the Advisor’s efforts to reduce Fund expenses over the last several years, including the renegotiation of the Trust’s custodial, transfer agency and administrative fees, which resulted in savings to the Funds.

Based on such review, the Independent Trustees concluded that the advisory fees and the total expenses of the Funds are reasonable in relation to the services the Funds receive from the Advisor and the Sub-Advisors.

4. The Advisor’s financial information

The Independent Trustees reviewed information regarding the Advisor’s costs of managing the Funds and information regarding the profitability of the Advisor. The Independent Trustees also considered the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect economies of scale if the Funds grow in size. The Independent Trustees also noted that the Advisor had voluntarily forgone profits to subsidize the Funds when they were at lower asset levels.

The Advisor’s Costs and Profitability. The Independent Trustees reviewed the total advisory fees, the amounts paid by the Advisor to the various Sub-Advisors, the general cost of the services provided by the Advisor and the Advisor’s retained portion of the total advisory fee. The Independent Trustees took note of information provided on advisory fees waived by the Advisor, noting that the Advisor had waived substantial advisory fees otherwise payable under the Investment Advisory Agreement over the most recent year, and that the Advisor follows a policy of not charging advisory fees on unallocated cash.

The Independent Trustees also noted that the Advisor to date had not sought recoupment of any advisory fees waived under the Fee Waiver Agreement. The Independent Trustees also considered the Advisor’s continued willingness to invest in staff dedicated to the Funds, including new hires when needed. The Independent Trustees received information that assured them that the Advisor and its parent company were financially sound and able to honor the Advisor’s sponsorship commitments to the Funds and that the Advisor’s expected profits under the Advisory Agreement are in the range of reasonableness for the mutual fund management industry. The Independent Trustees did not engage in an analysis of Fund-by-Fund profitability given the integrated nature of the Advisor’s management of the Funds.

The Independent Trustees did not engage in an extended analysis of Sub-Advisor profitability given the arm’s-length nature of the bargaining between the Advisor and each Sub-Advisor, even with respect to those Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor as discussed above, and the difficulty in interpreting profitability information with respect to each Sub-Advisor due to, among other factors, the use of disparate accounting conventions, disparate ownership structures, and the fact that many Sub-Advisors managed only a portion of each Fund. The Independent Trustees also reviewed information regarding the structure and manner in which the Advisor’s and the Sub-Advisors’ investment professionals are compensated and how the compensation structures are designed to attract and retain high caliber personnel and to promote the long-term performance of the Funds.

Other Information	95

iM Global Partner Funds

OTHER INFORMATION – (Unaudited) – (Continued)

Economies of Scale. The Independent Trustees noted that the Advisor has continued to take steps to reduce expenses of the Funds, including agreeing to amendments to the breakpoints in its fee schedules to provide for higher fee waivers, negotiating favorable terms with service providers and providing certain support services to the Funds on a cost-only basis, which represents a sharing of economies of scale. In addition, the Independent Trustees took note of the investments in the Funds made by other accounts managed by affiliates of the Advisor, which help reduce costs for the Funds by increasing the asset base of the Funds. The Independent Trustees also took favorable note of the Advisor’s efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities.

Ancillary Benefits. The Independent Trustees considered other actual and potential financial benefits to the Advisor, noting that the Advisor does not have any direct affiliates that have a relationship with the Funds. The Independent Trustees are, however, aware that the Advisor’s parent company, iM Global, benefits from having certain Sub-Advisors that are affiliates of that parent company, which could be viewed as providing an indirect benefit to the Advisor and creating a conflict of interest for the Advisor. The consensus of the Independent Trustees is that they would remain attentive to those potential indirect benefits and conflicts of interest.

5. Conclusions

Based on their review, including their non-exclusive consideration of each of the factors referred to above, the Independent Trustees as well as the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or would receive reasonable value in return for the advisory fees and other amounts paid to the Advisor, and that the renewal or approval, as applicable, of the Agreements would be in the best interests of each Fund and its shareholders. Each of the factors discussed above supported such approval.

96	iM Global Partner Funds

Advisor:

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Distributor:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent:

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

For Overnight Delivery:

iMGP Funds

C/O SS&C Global Investor & Distribution Solutions, Inc.

330 W. 9th Street

Kansas City, MO 64105

Transfer Agent (for iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF)

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1

Boston, MA 02114-2016

1-800-960-0188

Investment Professionals:

Registered Investment Advisors, broker/dealers, and other investment professionals may contact Fund Services at 1-925-254-8999.

Prospectus:

To request a current prospectus, statement of additional information, or an IRA application, call
1-800-960-0188.

Shareholder Inquiries:

To request action on your existing account of Non-ETFs, contact the Transfer agent, SS&C Global Investor & Distribution Solutions, Inc., at 1-800-960-0188, from 9:00 a.m. to 6:00 p.m. eastern time, Monday through Friday.

24-Hour Automated Information:

For Non-ETFs: For access to automated reporting of daily prices, account balances and transaction activity, call
1-800-960-0188, 24 hours a day, seven days a week. Please have your Fund number (see below) and account number ready in order to access your account information.

Information:

Fund	Symbol	CUSIP	Fund Number
Global Select Fund	MSEFX	53700T108	305
International Fund	MSILX	53700T207	306
Small Company Fund	PFSVX	53700T850	2965
Low Duration Income Fund	MAHIX	53700T876	1478
Dolan McEniry Core Plus Fund	IDMIX	53700T777	2967
APA Enhanced Income Municipal Fund	APAMX	53700T678	2969
DBi Managed Futures Strategy ETF	DBMF	53700T827
Berkshire Dividend Growth ETF	BDVG	53700T751

Website:

www.imgp.com/us/

Polen Capital China Growth ETF

Polen Capital Global Growth ETF

Polen Capital International Growth ETF

Certain Form N-CSR Information

June 30, 2026

ii	iM Global Partner Funds

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 94.7%

Communication Services: 18.0%
3,600	Baidu, Inc. - Class A*	$50,310
2,100	NetEase, Inc.	54,197
2,700	Tencent Holdings Ltd.	147,971
3,199	Tencent Music Entertainment Group - ADR	26,712

		279,190

Consumer Discretionary: 12.6%
6,500	Alibaba Group Holding Ltd.	76,956
2,600	ANTA Sports Products Ltd.	23,555
2,300	BYD Co. Ltd. - Class H	21,248
4,400	H World Group Ltd.	18,716
5,400	Haier Smart Home Co. Ltd. - Class H	13,757
1,300	Meituan - Class B*(a)	11,355
400	Pop Mart International Group Ltd.(a)	7,890
550	Trip.com Group Ltd.*	21,853

		195,330

Consumer Staples: 3.3%
9,800	By-health Co. Ltd. - Class A	13,056
5,400	Foshan Haitian Flavouring & Food Co. Ltd. - Class H	20,574
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	16,950

		50,580

Financials: 13.8%
7,000	AIA Group Ltd.	63,775
2,100	Hong Kong Exchanges & Clearing Ltd.	97,201
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	52,075

		213,051

Health Care: 9.3%
58,000	AK Medical Holdings Ltd.(a)	37,939
800	BeOne Medicines Ltd. - Class H*	17,382
4,000	Hansoh Pharmaceutical Group Co. Ltd.(a)	15,107
1,500	Innovent Biologics, Inc.*(a)	15,225
3,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	29,144
1,600	WuXi AppTec Co. Ltd. - Class A	29,360

		144,157

Industrials: 12.0%
8,800	Centre Testing International Group Co. Ltd. - Class A	17,975
1,800	Contemporary Amperex Technology Co. Ltd. - Class A	104,256
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	32,259
8,000	SITC International Holdings Co. Ltd.	32,010

		186,500

Information Technology: 11.8%
380	Beijing Kingsoft Office Software, Inc. - Class A	11,931
18,600	Horizon Robotics*	9,677
1,500	Montage Technology Co. Ltd. - Class H*	88,862
3,500	Sino Wealth Electronic Ltd. - Class A	16,532
900	Victory Giant Technology Huizhou Co. Ltd. - Class H*	40,097
5,400	Xiaomi Corp. - Class B*(a)	14,900

		181,999

Shares		Value

Materials: 6.9%
7,000	Shandong Sinocera Functional Material Co. Ltd. - Class A	$106,443

Real Estate: 7.0%
9,200	China Resources Mixc Lifestyle Services Ltd.(a)	43,029
8,000	KE Holdings, Inc. - Class A	38,314
5,800	Link REIT - REIT	26,994

		108,337

TOTAL COMMON STOCKS (Cost $1,268,649)		1,465,587

TOTAL INVESTMENTS(b) (Cost: $1,268,649): 94.7%		1,465,587

Other Assets in Excess of Liabilities: 5.3%		82,804

NET ASSETS: 100.0%		$1,548,391

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	For additional information on China risk, see Notes 9.

The accompanying notes are an integral part of these financial statements.

2	iM Global Partner Funds

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 96.5%

Brazil: 2.3%
79	MercadoLibre, Inc.*	$134,094

Canada: 2.8%
1,411	Shopify, Inc. - Class A*	161,108

China: 3.3%
3,498	Tencent Holdings Ltd.	191,704

France: 3.4%
40	Hermes International SCA	72,974
277	L’Oreal SA	121,325

		194,299

Germany: 3.9%
40	Rheinmetall AG	45,232
938	Siemens Energy AG	177,550

		222,782

Japan: 3.8%
119	Keyence Corp.	59,322
330	Tokyo Electron Ltd.	156,573

		215,895

Netherlands: 4.7%
119	Adyen NV*(a)	111,456
79	ASML Holding NV	155,254

		266,710

Taiwan: 5.5%
666	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	318,062

United States: 66.8%
1,081	Alphabet, Inc. - Class C	381,950
976	Amazon.com, Inc.*	232,620
541	Aon PLC - Class A	179,444
712	Broadcom, Inc.	268,958
2,414	CoStar Group, Inc.*	68,365
238	Eli Lilly & Co.	285,464
105	GE Vernova, Inc.	123,360
502	General Electric Co.	187,612
225	Howmet Aerospace, Inc.	60,494
211	IDEXX Laboratories, Inc.*	111,079
488	MasterCard, Inc. - Class A	250,637
171	Meta Platforms, Inc. - Class A	96,323
687	Microsoft Corp.	256,265
211	MSCI, Inc.	118,168
2,138	NVIDIA Corp.	427,792
369	Oracle Corp.	54,077
1,601	ServiceNow, Inc.*	158,947
290	Spotify Technology SA*	133,148
726	Starbucks Corp.	74,190
1,320	Uber Technologies, Inc.*	95,251
805	Visa, Inc. - Class A	276,187

		3,840,331

TOTAL COMMON STOCKS (Cost $5,969,531)		5,544,985

Principal Amount		Value

SHORT-TERM INVESTMENTS: 1.9%

REPURCHASE AGREEMENTS : 1.9%
$106,848	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $109,000, U.S. Treasury Note, 3.625%, due 03/31/2028, value $109,186] (proceeds $106,851)	$106,848

TOTAL REPURCHASE AGREEMENTS (Cost $106,848)		106,848

TOTAL SHORT-TERM INVESTMENTS (Cost $106,848)		106,848

TOTAL INVESTMENTS (Cost: $6,076,379): 98.4%		5,651,833

Other Assets in Excess of Liabilities: 1.6%		94,104

NET ASSETS: 100.0%		$5,745,937

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	23.0%
Interactive Media & Services	11.6%
Financial Services	11.2%
Software	8.2%
Broadline Retail	6.3%
Electrical Equipment	5.2%
Aerospace & Defense	5.1%
Pharmaceuticals	5.0%
Insurance	3.1%
IT Services	2.8%
Entertainment	2.3%
Personal Care Products	2.1%
Capital Markets	2.1%
Health Care Equipment & Supplies	1.9%
Ground Transportation	1.7%
Hotels, Restaurants & Leisure	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Real Estate Management & Development	1.2%
Electronic Equipment, Instruments & Components	1.1%
Short-Term Investments	1.9%

Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	iM Global Partner Funds

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited)

Shares		Value

COMMON STOCKS: 97.8%

Brazil: 8.1%
994	MercadoLibre, Inc.*	$1,687,206
42,597	NU Holdings Ltd. - Class A*	569,096

		2,256,302

Canada: 5.2%
12,705	Shopify, Inc. - Class A*	1,450,657

China: 4.2%
21,385	Tencent Holdings Ltd.	1,171,983

Germany: 7.3%
285	Rheinmetall AG	322,279
7,117	SAP SE	1,088,767
3,354	Siemens Energy AG	634,864

		2,045,910

Hong Kong: 2.8%
87,504	AIA Group Ltd.	797,215

India: 0.8%
7,589	ICICI Bank Ltd. - ADR	220,309

Japan: 14.7%
2,190	Disco Corp.	1,094,427
1,702	Keyence Corp.	848,462
21,520	Mitsubishi Heavy Industries Ltd.	485,178
3,548	Tokyo Electron Ltd.	1,683,393

		4,111,460

Netherlands: 16.0%
950	Adyen NV*(a)	889,779
1,135	ASM International NV	1,296,421
1,158	ASML Holding NV	2,275,744

		4,461,944

Singapore: 1.3%
3,864	Sea Ltd. - ADR*	370,287

South Korea: 3.0%
3,897	Samsung Electronics Co. Ltd.	840,120

Sweden: 1.5%
8,296	Saab AB - Class B	429,906

Switzerland: 6.1%
2,032	Lonza Group AG	1,372,011
9,528	On Holding AG - Class A*	337,482

		1,709,493

Taiwan: 3.3%
1,910	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	912,159

United Kingdom: 6.3%
4,893	AstraZeneca PLC	914,652
78,285	Sage Group PLC	846,897

		1,761,549

United States: 17.2%
3,057	Aon PLC - Class A	1,013,976
4,963	Schneider Electric SE	1,617,079
3,449	Spotify Technology SA*	1,583,540
2,251	Willis Towers Watson PLC	588,344

		4,802,939

TOTAL COMMON STOCKS (Cost $26,689,384)		27,342,233

Principal Amount		Value

SHORT-TERM INVESTMENTS: 3.2%

REPURCHASE AGREEMENTS: 3.2%
$886,098	Fixed Income Clearing Corp. 1.060%, 6/30/2026, due 07/01/2026 [collateral: par value $903,200, U.S. Treasury Note, 3.625%, due 03/31/2028, value $903,992] (proceeds $886,124)	$	$ 886,098

TOTAL REPURCHASE AGREEMENTS (Cost $886,098)			886,098

TOTAL SHORT-TERM INVESTMENTS (Cost $886,098)			886,098

TOTAL INVESTMENTS (Cost: $27,575,482): 101.0%			28,228,331

Liabilities in Excess of Other Assets: (1.0)%			(288,244)

NET ASSETS: 100.0%			$27,940,087

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2026 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment(a)	26.0%
Insurance	8.5%
Electrical Equipment	8.1%
Broadline Retail	7.4%
Software	6.9%
Entertainment	5.7%
IT Services	5.2%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.2%
Pharmaceuticals	3.3%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Banks	2.8%
Aerospace & Defense	2.6%
Machinery	1.7%
Textiles, Apparel & Luxury Goods	1.2%
Short-Term Investments	3.2%

Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%

Net Assets	100.0%

(a)	For additional information on portfolio concentration, see Note 9.

The accompanying notes are an integral part of these financial statements.

6	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2026 – (Unaudited)

	Polen Capital China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
ASSETS:
Investments in securities at cost	$1,268,649	$5,969,531	$26,689,384
Repurchase agreements at cost	—	106,848	886,098

Total investments at cost	$1,268,649	$6,076,379	$27,575,482

Investments in securities at value	$1,465,587	$5,544,985	$27,342,233
Repurchase agreements at value	—	106,848	886,098

Total investments at value	$1,465,587	$5,651,833	$28,228,331

Cash	54,132	539	—
Cash, denominated in foreign currency (cost of $26, $192 and $261, respectively)	70	191	257
Receivables:
Foreign tax reclaims	—	63,334	24,496
Dividends and interest	5,982	800	12,366
Advisory reimbursement	22,838	29,401	5,901

Total Assets	1,548,609	5,746,098	28,271,351

LIABILITIES:
Payables:
Securities purchased	—	—	330,881
Foreign taxes withheld	218	161	383

Total Liabilities	218	161	331,264

NET ASSETS	$1,548,391	$5,745,937	$27,940,087

Net Assets	$1,548,391	$5,745,937	$27,940,087
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	125,000	525,000	3,190,000
Net asset value, offering price and redemption price per share	$12.39	$10.94	$8.76

COMPONENTS OF NET ASSETS
Paid-in capital	$1,282,418	$34,325,784	$32,989,368
Accumulated distributable earnings (deficit)	265,973	(28,579,847)	(5,049,281)

NET ASSETS	$1,548,391	$5,745,937	$27,940,087

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	7

iM Global Partner Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2026 – (Unaudited)

	Polen Capital China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $695, $17,007 and $13,845, respectively)	$20,870	$304,336	$171,798
Interest	4	13,062	5,122
Securities lending income (See Note 2)	—	12	427

Total income	20,874	317,410	177,347

Expenses
Advisory fees	8,006	327,950	112,962

Total expenses	8,006	327,950	112,962

Net expenses	8,006	327,950	112,962

Net investment income (loss)	12,868	(10,540)	64,385

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	52,220	(6,490,313)	(3,285,290)
Foreign currency transactions	(48)	(20,142)	(9,651)
In-kind redemptions	—	(7,805,745)	—

Net realized gain (loss)	52,172	(14,316,200)	(3,294,941)

Net change in unrealized appreciation/depreciation on:
Investments	(153,248)	(8,752,629)	2,067,026
Foreign currency transactions	41	(1,854)	(862)

Net change in unrealized appreciation/depreciation	(153,207)	(8,754,483)	2,066,164

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(101,035)	(23,070,683)	(1,228,777)

Net decrease in net assets resulting from operations	$(88,167)	$(23,081,223)	$(1,164,392)

The accompanying notes are an integral part of these financial statements.

8	iM Global Partner Funds

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Polen Capital China Growth ETF		Polen Capital Global Growth ETF
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$12,868	$17,815	$(10,540)	$(273,738)
Net realized gain (loss) on investments and foreign currency transactions	52,172	67,182	(14,316,200)	1,937,164
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(153,207)	215,128	(8,754,483)	1,683,045

Net increase (decrease) in net assets resulting from operations	(88,167)	300,125	(23,081,223)	3,346,471

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(37,376)	—	—

Total distributions	—	(37,376)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	3,699,705	89,338,486
Payment for shares redeemed	—	—	(161,077,685)	(63,098,524)

Net increase (decrease) in net assets from capital share transactions	—	—	(157,377,980)	26,239,962

Total increase (decrease) in net assets	(88,167)	262,749	(180,459,203)	29,586,433
NET ASSETS:
Beginning of period	1,636,558	1,373,809	186,205,140	156,618,707

End of period	$1,548,391	$1,636,558	$5,745,937	$186,205,140

CAPITAL TRANSACTIONS IN SHARES
Sold	—	—	330,000	7,605,000
Redeemed	—	—	(15,380,000)	(5,330,000)

Net increase (decrease) from capital share transactions	—	—	(15,050,000)	2,275,000

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	9

iM Global Partner Funds

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Polen Capital International Growth ETF
	Six Months Ended June 30, 2026#	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$64,385	$38,502
Net realized gain (loss) on investments and foreign currency transactions	(3,294,941)	503,798
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,066,164	(508,447)

Net increase (decrease) in net assets resulting from operations	(1,164,392)	33,853

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(37,180)

Total distributions	—	(37,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,913,364	6,273,118
Payment for shares redeemed	—	(6,662,120)

Net increase (decrease) in net assets from capital share transactions	2,913,364	(389,002)

Total increase (decrease) in net assets	1,748,972	(392,329)
NET ASSETS:
Beginning of period	26,191,115	26,583,444

End of period	$27,940,087	$26,191,115

CAPITAL TRANSACTIONS IN SHARES
Sold	330,000	640,000
Redeemed	—	(680,000)

Net increase (decrease) from capital share transactions	330,000	(40,000)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

10	iM Global Partner Funds

Polen Capital China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$13.09		$10.99	$10.00

Income from investment operations:
Net investment income[1]	0.10		0.14	0.18

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.80)		2.26	1.02

Total income (loss) from investment operations	(0.70)		2.40	1.20

Less distributions:
From net investment income	—		(0.22)	(0.21)

From net realized gains	—		(0.08)	—

Total distributions	—		(0.30)	(0.21)

Net asset value, end of period	$12.39		$13.09	$10.99

Market price, end of period	$12.44		$13.08	$10.87

Net asset value total return	(5.40	)%+	21.83%	12.00	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,548		$1,637	$1,374

Ratios of total expenses to average net assets:
Including tax expense and before fees waived	1.00	%*	1.00%	5.65	%*

Including tax expense and after fees waived	1.00	%*	1.00%	1.00	%*,2

Ratio of net investment income to average net assets including tax expense and fees waived	1.61	%*	1.12%	2.08	%*,2

Portfolio turnover rate	17.11	%+	34.69%	41.06	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2

Ratio of total expenses to average net assets including tax expense after fees waived, and ratio of net investment income to average net assets including tax expense and fees waived includes a voluntary waiver of 4.65% and income tax expense of 4.65%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	11

Polen Capital Global Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31,		Period Ended December 31, 2023**
			2025	2024
Net asset value, beginning of period	$11.96		$11.78	$10.50	$10.00

Income from investment operations:
Net investment income (loss)[1]	—	^	(0.02)	(0.02)	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(1.02)		0.20	1.30	0.51

Total income (loss) from investment operations	(1.02)		0.18	1.28	0.50

Less distributions:
From net investment income	—		—	—	—

From net realized gains	—		—	—	—

Total distributions	—		—	—	—

Net asset value, end of period	$10.94		$11.96	$11.78	$10.50

Market price, end of period	$10.96		$11.97	$11.78	$10.48

Net asset value total return	(8.45	)%+	1.53%	12.12%[2]	5.03	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,746		$186,205	$156,619	$38,336

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85%	0.85	%*

After fees waived	0.85	%*	0.85%	0.85%	0.85	%*

Ratio of net investment loss to average net assets	(0.03	)%*	(0.15)%	(0.18)%	(0.41	)%*

Portfolio turnover rate	34.06	%+,6	56.70%[5]	17.61%[4]	3.65	%+,3

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on August 29, 2023.
^	Amount represents less than $0.01 per share.
1	Calculated based on the average shares outstanding methodology.
2	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
3

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.65% for the period ended December 31, 2023.

4

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 49.86% for the year ended December 31, 2024.

5

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 93.60% for the year ended December 31, 2025.

6	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 37.24% for the period ended June 30, 2026.

The accompanying notes are an integral part of these financial statements.

12	iM Global Partner Funds

Polen Capital International Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2026#		Year Ended December 31, 2025	Period Ended December 31, 2024**
Net asset value, beginning of period	$9.16		$9.17	$10.00

Income from investment operations:
Net investment income[1]	0.02		0.01	0.04

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.42)		(0.01)	(0.84)

Total income (loss) from investment operations	(0.40)		—	(0.80)

Less distributions:
From net investment income	—		(0.01)	(0.03)

From net realized gains	—		—	—

Total distributions	—		(0.01)	(0.03)

Net asset value, end of period	$8.76		$9.16	$9.17

Market price, end of period	$8.81		$9.12	$9.13

Net asset value total return	(4.35	)%+	0.04%	(8.01	)%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$27,940		$26,191	$26,583

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85	%*

After fees waived	0.85	%*	0.85%	0.85	%*

Ratio of net investment income to average net assets	0.49	%*	0.14%	0.46	%*

Portfolio turnover rate	40.60	%+,4	36.03%[3]	24.21	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 24.21% for the period ended December 31, 2024.

3

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 59.62% for the year ended December 31, 2025.

4	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 40.60% for the period ended June 30, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	13

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

iM Global Partner Funds (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective June 22, 2026, the Litman Gregory Funds Trust changed its name to the iM Global Partner Funds. The Trust consists of eleven separate series. The Polen Capital China Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF (together the “Funds”) are the only series included in this report.

The Polen Capital China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC (the “Sub-Advisor”), have a sustainable competitive advantage. The Polen Capital China Growth ETF may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Polen Capital China Growth ETF invests across the market capitalization spectrum in small, mid-and large capitalization companies. Shares of the Polen Capital China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Global Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Global Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital Global Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital Global Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital International Growth ETF seeks to achieve long-term growth of capital. The Polen Capital International Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital International Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital International Growth ETF are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Sub-Advisors that selected the security for the Funds’ portfolio and iM Global Partner Fund Management, LLC (the “Advisor”) in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same

14	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available orwhich may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2026, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

At June 30, 2026, Polen Capital Global Growth ETF and Polen Capital International Growth ETF had investments in repurchase agreements with a gross value of $106,848 and $886,098, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2026.

D

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

Notes to Financial Statements	15

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At June 30, 2026, the Funds had no securities on loan.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

E

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

F

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

G

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of June 30, 2026, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2026, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

16	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The Funds adopted FASB Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Funds’ income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

H

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

I

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2026, there were no restricted securities held in the Funds.

J

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

K

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L

Segment Reporting. The Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds’ Treasurer acts as the Funds’ chief operating decision maker (“CODM”). The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets:

Fund	Contractual Management Rate
Polen Capital China Growth ETF	1.00%
Polen Capital Global Growth ETF	0.85%
Polen Capital International Growth ETF	0.85%

Notes to Financial Statements	17

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The investment advisory fee covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages a sub-advisor to manage the Funds and pays the sub-advisor from its advisory fees.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Transfer Agent, Custodian and Fund Accountant to the Funds.

The Funds’ distributor is ALPS Distributors, Inc. (the “Distributor”).

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds in the Trust reimbursed the Advisor $99,000 for the six months ended June 30, 2026 for the services of the CCO.

During the six months ended June 30, 2026, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $78,500. The Chairperson of the Board was compensated in the amount of $91,000.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The Funds issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2026, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Polen Capital China Growth ETF	$263,860	$310,752
Polen Capital Global Growth ETF	26,997,672	32,863,212
Polen Capital International Growth ETF	11,947,324	10,513,865

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Polen Capital Global Growth ETF	$2,519,815	$150,853,162
Polen Capital International Growth ETF	1,293,625	—

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

18	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The following tables provide the fair value measurements of the Funds’ assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2026. These assets and liabilities are measured on a recurring basis.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,465,587	$—	$—	$1,465,587

Total Equity	1,465,587	—	—	1,465,587

Total Investments in Securities	$1,465,587	$—	$—	$1,465,587

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$134,094	$—	$—	$134,094
Canada	161,108	—	—	161,108
China	191,704	—	—	191,704
France	194,299	—	—	194,299
Germany	222,782	—	—	222,782
Japan	215,895	—	—	215,895
Netherlands	266,710	—	—	266,710
Taiwan	318,062	—	—	318,062
United States	3,840,331	—	—	3,840,331

Total Equity	5,544,985	—	—	5,544,985

Short-Term Investments
Repurchase Agreements	—	106,848	—	106,848

Total Short-Term Investments	—	106,848	—	106,848

Total Investments in Securities	$5,544,985	$106,848	$—	$5,651,833

Notes to Financial Statements	19

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,256,302	$—	$—	$2,256,302
Canada	1,450,657	—	—	1,450,657
China	1,171,983	—	—	1,171,983
Germany	2,045,910	—	—	2,045,910
Hong Kong	797,215	—	—	797,215
India	220,309	—	—	220,309
Japan	4,111,460	—	—	4,111,460
Netherlands	4,461,944	—	—	4,461,944
Singapore	370,287	—	—	370,287
South Korea	840,120	—	—	840,120
Sweden	429,906	—	—	429,906
Switzerland	1,709,493	—	—	1,709,493
Taiwan	912,159	—	—	912,159
United Kingdom	1,761,549	—	—	1,761,549
United States	4,802,939	—	—	4,802,939

Total Equity	27,342,233	—	—	27,342,233

Short-Term Investments
Repurchase Agreements	—	886,098	—	886,098

Total Short-Term Investments	—	886,098	—	886,098

Total Investments in Securities	$27,342,233	$886,098	$—	$28,228,331

Note 7 – Income Taxes and Distributions to Shareholders

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Polen Capital China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Tax cost of Investments and derivatives	$1,264,974	$178,359,600	$27,607,171
Gross Tax Unrealized Appreciation	389,820	17,084,816	1,619,690
Gross Tax Unrealized Depreciation	(41,287)	(9,175,821)	(3,048,917)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	348,533	7,908,995	(1,429,227)
Net Tax unrealized appreciation (depreciation) on foreign currency	—	4,287	1,721

Net Tax unrealized appreciation (depreciation)	348,533	7,913,282	(1,427,506)

Undistributed Ordinary Income	1,396	—	—

Undistributed Long-Term Capital Gains	4,211	—	—

Capital Loss Carry Forward	—	(13,411,906)	(2,457,383)

Late Year Ordinary Loss Deferral	—	—	—

Post-October Capital Losses Deferral	—	—	—

Other Accumulated Gains/(Losses)	—	—	—

Total accumulated gain/(loss)	$354,140	$(5,498,624)	$(3,884,889)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and tax adjustments on passive foreign investment companies.

20	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

For the year ended December 31, 2025, capital loss carryover used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term
Polen Capital China Growth ETF	$40,189

The capital loss carry forwards for each Fund were as follows:

	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(3,780,085)	$(1,077,820)
Perpetual Long-Term	(9,631,821)	(1,379,563)

Total	$(13,411,906)	$(2,457,383)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Polen Capital China Growth ETF*	$—	$—
Polen Capital Global Growth ETF*	(14,350,821)	14,350,821
Polen Capital International Growth ETF*	(1,847,561)	1,847,561

*	The permanent differences primarily relate to distribution in excess, redemption-in-kinds, and net operating losses.

The tax composition of dividends for the six months ended June 30, 2026 and the year ended December 31, 2025 were as follows:

	Six Months Ended June 30, 2026			2025
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Capital China Growth ETF	$—	$—	$—	$26,938	$10,438	$—
Polen Capital Global Growth ETF	—	—	—	—	—	—
Polen Capital International Growth ETF	—	—	—	37,180	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2025. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior one and two fiscal years, if any.

Note 8 – Line of Credit

The Trust has an unsecured, uncommitted $100,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, Low Duration Income Fund, Dolan McEniry Corporate Bond Fund, APA Enhanced Income Municipal Fund, and Polen Capital China Growth ETF (the “Seven Funds”) expiring on April 26, 2027. Polen Capital China Growth ETF is included in this report. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was a $50,000 annual administrative fee charged at the May 1, 2026 renewal.

Amounts outstanding to the Seven Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $100,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities.

For the six months ended June 30, 2026 Polen Capital China Growth ETF had no borrowings under the agreement.

Notes to Financial Statements	21

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 9 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

•

Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

•

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s

22	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•	ETF Risk. As a result of the Funds’ ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

Europe Investing Risk. The Polen Capital Global Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

•

Financial Sector Risk. A Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting,

Notes to Financial Statements	23

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in certain markets or adverse investor sentiment.

•

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

•

Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the

24	iM Global Partner Funds

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At June 30, 2026, the Polen Capital International Growth Fund has 26% of its net assets invested in the Semiconductors and Semiconductor Equipment industry of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Notes to Financial Statements	25

iM Global Partner Funds

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

•

Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China- based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

Note 10 – Subsequent Events

At the recommendation of the iM Global, the Trust’s investment adviser, the Board of Trustees of the Trust has approved the liquidation of the Funds. The Funds will redeem shares or exchange Fund shares for shares of other iMGP Funds through August 14, 2026 (the “Closing Date”). On or about August 31, 2026 (the “Liquidation Date”), the Funds will cease operations, liquidate their assets, and prepare to distribute proceeds to shareholders of record on the Liquidation Date.

26	iM Global Partner Funds

Investment Adviser

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Investment Sub-Advisor

Polen Capital Management, LLC

1825 NW Corporate Blvd. Suite 300

Boca Raton, FL 33431

Administrator

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Principal Underwriter

ALPS Distributors, Inc.,

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Custodian

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800,

Cleveland, Ohio 44115

Legal Counsel

Paul Hastings LLP,

101 California Street, 48th Floor,

San Francisco, California 94111

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-end Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 15.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics – Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to open-end investment companies.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iM GLOBAL PARTNER FUNDS

By:	/s/ John M. Coughlan
John M. Coughlan
Chief Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Coughlan
John M. Coughlan
Chief Executive Officer

Date:	September 4, 2026

By:	/s/ John M. Coughlan
John M. Coughlan
Treasurer

Date:	September 4, 2026